UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
June 30, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 5.70%
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	13,021	$14,380
Series 2002-T4 A3
7.50% 12/25/41	45,103	51,061
Series 2004-T1 1A2
6.50% 1/25/44	13,626	16,191
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	1,843,119	1,943,145
Series 2004-W11 1A2
6.50% 5/25/44	65,872	76,861
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	9,409	10,695
Series 1999-19 PH
6.00% 5/25/29	178,647	202,873
Series 2001-14 Z
6.00% 5/25/31	10,511	12,003
Series 2002-90 A1
6.50% 6/25/42	11,538	13,177
Series 2002-90 A2
6.50% 11/25/42	39,041	44,242
Series 2003-26 AT
5.00% 11/25/32	114,040	117,209
Series 2005-22 HE
5.00% 10/25/33	48,839	49,168
Series 2005-110 MB
5.50% 9/25/35	124,387	133,857
Series 2007-30 OE
2.579% 4/25/37 @Ω^	4,426,063	3,730,346
Series 2007-114 A6
0.387% 10/27/37 ●	6,731,154	6,652,029
Series 2008-24 ZA
5.00% 4/25/38	21,537,532	23,554,629
Series 2009-2 AS
5.513% 2/25/39 @●∑	2,273,628	266,852
Series 2009-68 SA
6.563% 9/25/39 @●∑	507,352	80,965
Series 2009-94 AC
5.00% 11/25/39	305,257	338,187
Series 2010-41 PN
4.50% 4/25/40	475,000	512,625
Series 2010-43 HJ
5.50% 5/25/40	167,196	188,749
Series 2010-96 DC
4.00% 9/25/25	822,859	872,099
Series 2010-123 FE
0.667% 11/25/40 ●	3,619,454	3,647,262
Series 2011-118 DC
4.00% 11/25/41	2,206,004	2,283,827
Series 2012-122 SD
5.913% 11/25/42 ●∑	817,722	195,095
Series 2013-38 AI
3.00% 4/25/33 ∑	2,163,959	353,101
Series 2013-44 DI
3.00% 5/25/33 ∑	3,314,279	482,835
Series 2014-36 ZE
3.00% 6/25/44	627,026	542,937
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	73,025	80,869
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	49,522	56,229
Series 2165 PE
6.00% 6/15/29	135,791	154,645
Series 2326 ZQ
6.50% 6/15/31	84,387	95,904
Series 2557 WE
5.00% 1/15/18	176,508	183,369
Series 2802 NE
5.00% 2/15/33	11,001	11,020
Series 2827 TE
5.00% 4/15/33	175,890	178,356
Series 2869 BG
5.00% 7/15/33	20,325	20,343
Series 2915 KD
5.00% 9/15/33	18,018	18,117
Series 2987 KG
5.00% 12/15/34	80,564	81,196
Series 3143 BC
5.50% 2/15/36	3,630,688	4,056,110
Series 3289 SA
6.565% 3/15/37 @●∑	1,691,801	313,978
Series 3656 PM
5.00% 4/15/40	626,291	691,615
Series 4065 DE
3.00% 6/15/32	120,000	117,579
Series 4185 LI
3.00% 3/15/33 ∑	808,959	117,068
Series 4191 CI
3.00% 4/15/33 ∑	337,351	49,137
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-DNA1 M1
1.087% 10/25/27 ●	492,459	491,431
Series 2015-DNA1 M2
2.037% 10/25/27 ●	660,000	648,738

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass
Through Securities
Series T-54 2A
6.50% 2/25/43 ⧫	19,041	$22,342
Series T-58 2A
6.50% 9/25/43 ⧫	9,860	11,243
GNMA
Series 2008-65 SB
5.813% 8/20/38 @●∑	1,547,680	227,023
Series 2009-2 SE
5.633% 1/20/39 @●∑	4,416,672	680,261
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,292,149
Series 2011-H21 FT
0.95% 10/20/61 ●	13,700,918	13,764,655
Series 2011-H23 FA
0.882% 10/20/61 ●	8,964,168	9,034,107
Series 2012-H08 FB
0.787% 3/20/62 ●	1,319,328	1,329,109
Series 2012-H18 NA
0.702% 8/20/62 ●	792,116	796,695
Series 2012-H29 SA
0.697% 10/20/62 ●	6,280,950	6,301,011
Series 2015-H10 FA
0.782% 4/20/65 ●	17,980,411	17,997,457
Series 2015-H11 FC
0.732% 5/20/65 ●	2,300,445	2,299,766
Series 2015-H12 FB
0.782% 5/20/65 ●	8,901,471	8,958,743
Total Agency Collateralized
Mortgage Obligations
(cost $115,209,103)		116,466,665

Agency Mortgage-Backed Securities – 15.49%
Fannie Mae
5.50% 3/1/37	29,393	32,105
5.50% 7/1/37	218,406	238,521
6.50% 8/1/17	7,006	7,218
Fannie Mae ARM
1.862% 7/1/37 ●	74,583	78,694
2.277% 10/1/33 ●	20,925	21,832
2.315% 11/1/35 ●	53,513	57,074
2.416% 5/1/43 ●	465,048	471,819
2.546% 6/1/43 ●	168,209	171,523
3.10% 4/1/44 ●	1,893,919	1,956,528
3.191% 4/1/44 ●	614,405	635,532
3.265% 3/1/44 ●	652,158	674,160
3.293% 9/1/43 ●	474,047	492,520
5.034% 8/1/35 ●	17,825	18,928
5.645% 8/1/37 ●	70,681	74,328
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,100	1,203
5.00% 1/1/34	3,370	3,686
5.00% 11/1/34	8,252	9,025
5.00% 4/1/35	12,368	13,529
5.00% 10/1/35	11,029	12,066
5.00% 1/1/36	30,190	33,009
Fannie Mae S.F. 15 yr
2.50% 2/1/28	1,148,725	1,171,375
2.50% 5/1/28	163,127	166,139
3.00% 5/1/28	109,898	114,129
3.50% 7/1/26	326,080	344,866
3.50% 12/1/28	135,904	144,064
4.00% 5/1/24	2,114,613	2,217,461
4.00% 7/1/24	11,117	11,774
4.00% 5/1/25	221,246	236,433
4.00% 9/1/25	26,113	27,644
4.00% 11/1/25	1,091,871	1,167,319
4.00% 1/1/26	30,518	32,318
4.00% 12/1/26	366,340	387,903
4.00% 1/1/27	27,512	29,415
4.00% 5/1/27	783,765	837,540
4.00% 8/1/27	476,972	509,647
4.50% 8/1/18	65,037	67,742
4.50% 7/1/20	204,578	213,620
5.00% 12/1/20	43,440	46,715
5.00% 6/1/23	81,173	88,085
Fannie Mae S.F. 20 yr
3.00% 2/1/33	58,749	59,935
3.00% 8/1/33	211,029	215,287
3.50% 4/1/33	60,243	63,067
3.50% 9/1/33	306,889	321,845
4.00% 1/1/31	106,345	113,535
4.00% 2/1/31	290,954	308,699
5.00% 11/1/23	23,554	25,982
5.00% 2/1/30	163,835	180,913
5.50% 11/1/25	36,234	40,653
5.50% 8/1/28	381,482	427,829
5.50% 12/1/29	31,052	34,814
6.00% 9/1/29	239,617	271,738
Fannie Mae S.F. 30 yr
3.00% 7/1/42	401,022	401,681
3.00% 10/1/42	6,505,721	6,516,422
3.00% 12/1/42	1,044,724	1,046,445
3.00% 1/1/43	2,423,694	2,426,943
3.00% 2/1/43	251,061	251,437
3.00% 4/1/43	3,454,650	3,458,477
3.00% 5/1/43	370,325	370,477
4.00% 10/1/40	40,673	43,225

2 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 11/1/40	239,946	$255,737
4.00% 7/1/41	795,008	844,870
4.00% 8/1/43	183,111	194,903
4.00% 7/1/44	759,806	809,709
4.50% 5/1/35	157,589	171,823
4.50% 8/1/35	321,265	348,824
4.50% 9/1/35	281,515	305,397
4.50% 7/1/36	130,459	141,511
4.50% 5/1/39	1,073,813	1,164,844
4.50% 11/1/40	333,576	361,437
4.50% 3/1/41	641,083	694,106
4.50% 4/1/41	1,035,278	1,122,388
4.50% 10/1/41	383,820	416,620
4.50% 1/1/42	10,380,639	11,243,247
5.00% 3/1/34	4,505	4,998
5.00% 4/1/34	26,084	28,906
5.00% 8/1/34	43,785	48,561
5.00% 4/1/35	8,608	9,564
5.00% 10/1/35	390,987	432,457
5.00% 11/1/35	117,339	129,772
5.00% 2/1/36	164,425	181,862
5.00% 2/1/37	343,748	381,189
5.00% 4/1/37	103,062	114,056
5.00% 8/1/37	290,497	321,290
5.00% 12/1/37	5,208	5,744
5.00% 2/1/38	103,458	114,365
5.00% 3/1/38	234,141	258,272
5.00% 6/1/38	15,953	17,597
5.00% 2/1/39	6,622	7,304
5.00% 5/1/40	129,487	143,087
5.50% 12/1/32	21,964	24,764
5.50% 2/1/33	67,122	75,483
5.50% 12/1/33	32,636	36,610
5.50% 11/1/34	112,977	127,376
5.50% 2/1/35	1,586,374	1,793,133
5.50% 3/1/35	56,187	63,265
5.50% 6/1/35	86,888	97,906
5.50% 1/1/36	95,489	107,499
5.50% 4/1/36	1,611,944	1,807,785
5.50% 7/1/36	33,093	37,279
5.50% 1/1/37	488,473	548,681
5.50% 2/1/37	602,717	676,140
5.50% 8/1/37	27,689	31,197
5.50% 1/1/38	475,414	533,012
5.50% 2/1/38	200,013	225,147
5.50% 3/1/38	226,261	254,534
5.50% 4/1/38	1,183,461	1,326,833
5.50% 6/1/38	20,557	23,047
5.50% 11/1/38	1,715,570	1,923,406
5.50% 2/1/39	8,161,709	9,180,289
5.50% 10/1/39	968,395	1,085,713
5.50% 7/1/40	294,994	331,187
5.50% 9/1/41	122,824	137,777
6.00% 4/1/35	341,066	389,964
6.00% 5/1/36	82,115	93,482
6.00% 6/1/36	38,962	44,356
6.00% 9/1/36	34,059	38,640
6.00% 12/1/36	43,693	49,696
6.00% 2/1/37	124,326	141,387
6.00% 5/1/37	340,065	386,142
6.00% 6/1/37	24,214	27,777
6.00% 7/1/37	257,035	291,608
6.00% 8/1/37	327,493	372,486
6.00% 9/1/37	889,980	1,010,481
6.00% 11/1/37	55,174	62,895
6.00% 5/1/38	1,146,894	1,303,374
6.00% 7/1/38	15,712	17,839
6.00% 8/1/38	193,428	219,291
6.00% 9/1/38	1,031,104	1,175,227
6.00% 10/1/38	461,756	524,993
6.00% 11/1/38	104,607	119,747
6.00% 12/1/38	323,531	369,270
6.00% 1/1/39	197,132	223,787
6.00% 2/1/39	341,117	388,882
6.00% 9/1/39	599,462	681,449
6.00% 10/1/39	110,583	125,779
6.00% 3/1/40	172,008	195,386
6.00% 7/1/40	730,064	829,614
6.00% 9/1/40	154,689	176,019
6.00% 11/1/40	67,730	77,704
6.00% 5/1/41	1,038,261	1,179,827
6.50% 11/1/33	5,928	6,808
6.50% 2/1/36	108,681	124,811
6.50% 3/1/36	90,908	104,400
6.50% 6/1/36	246,568	291,571
6.50% 2/1/38	49,825	59,418
6.50% 11/1/38	13,654	15,680
6.50% 3/1/40	2,267,873	2,604,452
7.50% 3/1/32	612	725
7.50% 4/1/32	1,920	2,260
7.50% 6/1/32	1,542	1,689
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/45	67,135,000	66,884,553
3.00% 8/1/45	33,561,000	33,349,277
3.50% 8/1/45	74,000,000	76,068,746
4.00% 8/1/45	23,000,000	24,314,144

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
4.50% 7/1/45	8,921,000	$9,644,438
4.50% 8/1/45	9,655,000	10,422,875
Freddie Mac ARM
2.309% 4/1/34 ●	2,110	2,241
2.342% 12/1/33 ●	57,386	61,342
2.382% 7/1/36 ●	49,189	52,426
2.528% 1/1/44 ●	1,274,049	1,306,625
2.807% 5/1/37 ●	405,408	434,239
5.387% 2/1/38 ●	166,638	178,228
Freddie Mac Relocation 30 yr
5.00% 9/1/33	296	323
Freddie Mac S.F. 15 yr
2.50% 3/1/28	246,324	251,652
3.50% 10/1/26	117,219	124,047
4.00% 4/1/25	50,380	53,686
4.00% 5/1/25	67,609	71,430
4.00% 8/1/25	225,932	240,709
4.00% 11/1/26	294,351	312,799
4.50% 5/1/20	126,374	131,817
4.50% 7/1/25	68,475	73,109
4.50% 6/1/26	173,206	185,672
4.50% 9/1/26	316,260	337,919
5.00% 6/1/18	33,137	34,598
Freddie Mac S.F. 20 yr
3.50% 1/1/34	528,272	551,996
4.00% 11/1/32	150,190	160,394
5.50% 10/1/23	73,286	81,993
5.50% 8/1/24	21,833	24,551
Freddie Mac S.F. 30 yr
3.00% 10/1/42	465,725	464,449
3.00% 11/1/42	399,708	398,610
4.50% 10/1/39	179,949	194,765
4.50% 6/1/44	456,597	493,670
5.50% 3/1/34	47,893	53,941
5.50% 12/1/34	44,585	50,274
5.50% 6/1/36	27,955	31,345
5.50% 11/1/36	62,727	70,229
5.50% 12/1/36	13,546	15,163
5.50% 4/1/38	264,300	295,805
5.50% 6/1/38	37,301	41,733
5.50% 6/1/39	282,513	316,078
5.50% 3/1/40	154,382	172,763
5.50% 8/1/40	611,947	684,656
5.50% 1/1/41	172,389	192,903
5.50% 6/1/41	721,459	807,175
6.00% 2/1/36	365,685	418,196
6.00% 3/1/36	164,841	188,610
6.00% 1/1/38	59,927	67,806
6.00% 6/1/38	172,661	195,444
6.00% 8/1/38	264,558	300,242
6.00% 5/1/40	71,739	81,214
6.00% 7/1/40	482,918	547,985
6.50% 11/1/33	28,776	33,060
6.50% 1/1/35	145,364	173,444
6.50% 8/1/38	50,138	57,422
6.50% 4/1/39	269,285	309,310
7.00% 1/1/38	37,316	41,549
GNMA I S.F. 30 yr
5.00% 6/15/40	88,489	98,165
7.00% 12/15/34	229,488	275,707
GNMA II S.F. 30 yr
6.00% 4/20/34	7,917	8,938
Total Agency
Mortgage-Backed
Securities
(cost $313,423,751)		316,284,792

Agency Obligations – 0.15%
Fannie Mae
1.02% 10/17/17	700,000	700,264
1.375% 4/27/18	1,000,000	1,006,024
Freddie Mac
1.10% 10/3/17	1,400,000	1,403,475
Total Agency Obligations
(cost $3,101,814)		3,109,763

Collateralized Debt Obligations – 1.70%
ACAS CLO
Series 2007-1A A1S 144A
0.485% 4/20/21 #●	468,874	465,357
ALM VII
Series 2012-7A A1 144A
1.695% 10/19/24 #●	250,000	249,650
Avery Point III CLO
Series 2013-3A A 144A
1.675% 1/18/25 #●	1,000,000	998,000
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.765% 7/20/26 #●	2,400,000	2,398,560
Carlyle Global Market
Strategies CLO
Series 2012-1A AR 144A
1.505% 4/20/22 #●	4,800,000	4,795,200
Cavalry CLO V
Series 2014-5A A 144A
1.645% 1/16/24 #●	400,000	399,840

4 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Collateralized Debt Obligations (continued)
Cent CLO 21
Series 2014-21A A1B
144A 1.667% 7/27/26 #●		1,000,000	$996,500
Cordatus CLO I
Series 2006-1X A1
0.37% 1/30/24 ●	EUR	6,787,718	7,507,081
Doral CLO II
Series 2012-2A A1R 144A
1.531% 5/26/23 #●		500,000	497,500
Elm CLO
Series 2014-1A A 144A
1.674% 1/17/23 #●		598,367	598,188
Euro-Galaxy CLO
Series 2006-1X A2
0.239% 10/23/21 ●	EUR	726,409	805,459
Franklin CLO V
Series 5A A2 144A
0.546% 6/15/18 #●		745,361	740,069
Fraser Sullivan CLO VII
Series 2012-7A A1R 144A
1.575% 4/20/23 #●		400,000	399,800
Jubilee CDO I-R
Series I-RX A
0.345% 7/30/24 ●	EUR	4,360,101	4,802,749
KVK CLO
Series 2012-1A A 144A
1.645% 7/15/23 #●		750,000	749,625
Lockwood Grove CLO
Series 2014-1A A1 144A
1.622% 1/25/24 #●		400,000	398,960
Madison Park Funding IX
Series 2012-9AR AR 144A
1.57% 8/15/22 #●		500,000	499,500
Magnetite IX
Series 2014-9A A1 144A
1.697% 7/25/26 #●		2,405,000	2,399,709
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.718% 7/15/27 #●		1,300,000	1,299,350
Neuberger Berman CLO XVII
Series 2014-17A A 144A
1.749% 8/4/25 #●		850,000	849,575
Queen Street CLO II
Series 2007-1X A1
0.328% 8/15/24 ●	EUR	534,391	594,063
Stoney Lane Funding I
Series 2007-1A A1 144A
0.514% 4/18/22 #●		741,533	726,035
Symphony CLO VII
Series 2011-7A A 144A
1.529% 7/28/21 #●		682,174	681,628
Venture XI CLO
Series 2012-11AR AR
144A
1.575% 11/14/22 #●		750,000	749,625
Voya CLO
Series 2012-2AR AR 144A
1.575% 10/15/22 #●		200,000	199,220
Total Collateralized Debt
Obligations
(cost $34,724,307)			34,801,243

Commercial Mortgage-Backed Securities – 3.85%
BAMLL Commercial Mortgage
Securities Trust
Series 2015-ASHF A 144A
1.406% 1/15/28 #●		900,000	898,902
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●		210,000	212,741
Series 2007-4 AM
6.003% 2/10/51 ●		505,000	542,252
Bank of America Re-REMIC
Series 2009-UBER2 144A
5.815% 2/24/51 #●		2,085,472	2,177,379
BBCMS Trust
Series 2015-RRI A 144A
1.336% 5/15/32 #●		5,100,000	5,091,886
CD Commercial Mortgage
Trust
Series 2005-CD1 AJ
5.38% 7/15/44 ●		595,000	598,842
Series 2005-CD1 AM
5.38% 7/15/44 ●		665,000	669,546
Series 2005-CD1 C
5.38% 7/15/44 ●		250,000	251,413
CFCRE Commercial Mortgage
Trust
Series 2011-C1 144A
3.759% 4/15/44 #		702,654	710,621
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47		1,100,000	1,128,205
Series 2015-GC27 A5
3.137% 2/10/48		970,000	952,660
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47		470,000	488,198
Series 2014-CR20 A4
3.59% 11/10/47		910,000	928,630

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	$2,290,375
Series 2014-CR21 A3
3.528% 12/10/47	4,549,000	4,620,974
Commercial Mortgage Trust
Series 2005-GG5 A5
5.224% 4/10/37 ●	518,943	519,581
Series 2006-GG7 A4
6.013% 7/10/38 ●	1,084,928	1,108,996
CSMC
Series 2010-UD1 A 144A
5.927% 12/16/49 #●	1,740,711	1,825,397
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	2,050,000	2,287,726
Series 2011-LC1A C 144A
5.735% 11/10/46 #●	815,000	905,524
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.781% 11/25/49 #●	485,000	525,581
Series 2011-K15 B 144A
5.098% 8/25/44 #●	75,000	82,033
Series 2011-K703 B 144A
5.045% 7/25/44 #●	660,000	707,406
Series 2012-K19 B 144A
4.176% 5/25/45 #●	145,000	151,995
Series 2012-K22 B 144A
3.812% 8/25/45 #●	665,000	677,178
Series 2012-K708 B 144A
3.887% 2/25/45 #●	1,705,000	1,769,429
Series 2012-K708 C 144A
3.887% 2/25/45 #●	230,000	235,032
Series 2012-K711 B 144A
3.684% 8/25/45 #●	820,000	849,826
Series 2013-K33 B 144A
3.619% 8/25/46 #●	505,000	499,058
Series 2013-K712 B 144A
3.484% 5/25/45 #●	2,215,000	2,254,586
Series 2013-K713 B 144A
3.274% 4/25/46 #●	1,215,000	1,224,069
Series 2013-K713 C 144A
3.274% 4/25/46 #●	1,000,000	983,766
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	2,200,000	2,263,419
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	595,000	598,375
Series 2010-C1 A2 144A
4.592% 8/10/43 #	1,415,000	1,552,872
Series 2010-C1 C 144A
5.635% 8/10/43 #●	375,000	416,329
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	3,540,000	3,517,595
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	1,620,000	1,625,600
Hyatt Hotel Portfolio Trust
Series 2015-HYT A 144A
1.436% 11/15/29 #●	900,000	900,039
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	929,254	926,977
Series 2014-C22 B
4.713% 9/15/47 ●	470,000	489,301
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.672% 8/12/37 ●	230,000	251,015
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	880,000	881,789
Series 2005-LDP5 D
5.567% 12/15/44 ●	420,000	425,106
Series 2006-LDP8 A1A
5.397% 5/15/45	454,878	471,230
Series 2006-LDP8 AM
5.44% 5/15/45	5,268,000	5,474,279
Series 2007-LDPX A3
5.42% 1/15/49	1,063,559	1,112,773
Series 2011-C5 C 144A
5.50% 8/15/46 #●	410,000	449,941
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	37,520	37,928
Series 2006-C6 AJ
5.452% 9/15/39 ●	920,000	955,776
Series 2006-C6 AM
5.413% 9/15/39	2,445,000	2,554,367
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22 A4
3.306% 5/15/46	2,600,000	2,580,102
Series 2015-C23 A4
3.719% 7/15/50	630,000	646,049
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.362% 11/14/42 ●	615,000	619,691

6 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2005-HQ7 C
5.362% 11/14/42 ●	870,000	$874,236
Series 2006-T21 AM
5.204% 10/12/52 ●	600,000	610,273
Series 2015-XLF1 A 144A
1.336% 8/14/31 #●	1,900,000	1,897,921
Morgan Stanley Re-REMIC
Trust
Series 2009-GG10 A4A
144A 5.989% 8/12/45 #●	4,027,901	4,265,060
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #	415,000	434,684
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C28 A4FL
144A
0.335% 10/15/48 #●	869,357	860,750
Series 2007-C31 A5FL
144A 0.21% 4/15/47 #●	400,000	393,543
Series 2007-C32 A4FL
144A 0.36% 6/15/49 #●	700,000	686,779
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	1,020,000	1,026,138
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	545,000	574,765
Total Commercial
Mortgage-Backed
Securities
(cost $79,028,778)		78,544,509

Convertible Bonds – 0.84%
Abengoa 144A 5.125%
exercise price $38.08,
expiration date 2/23/17 #	600,000	579,750
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	608,000	609,140
American Realty Capital
Properties 3.75% exercise
price $15.15, expiration
date 12/14/20	465,000	437,393
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	206,000	210,893
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	442,000	464,376
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	291,000	464,873
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	710,000	741,506
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	275,000	273,625
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	604,000	580,595
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	552,000	544,410
Cemex 3.25% exercise price
$9.27, expiration date
3/9/16	367,000	409,434
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18	563,000	546,814
Chesapeake Energy
2.25% exercise price
$80.28, expiration date
12/14/38	206,000	179,735
2.50% exercise price
$47.55, expiration date
5/15/37	14,000	13,335
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	283,000	386,649
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18	343,000	376,014
General Cable 4.50% exercise
price $34.17, expiration
date 11/15/29 ϕ	634,000	528,597
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	131,000	675,715
HealthSouth 2.00% exercise
price $38.82, expiration
date 11/30/43	297,000	379,232

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	259,000	$342,204
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	113,000	294,860
Intel 3.25% exercise price
$21.47, expiration date
8/1/39	200,000	304,626
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	483,000	562,393
Jefferies Group 3.875%
exercise price $44.83,
expiration date 10/31/29	355,000	363,653
Liberty Interactive 144A
1.00% exercise price
$64.28, expiration date
9/28/43 #	369,000	360,467
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27	598,000	618,556
Microchip Technology 144A
1.625% exercise price
$67.68, expiration date
2/13/25 #	224,000	227,080
Mylan 3.75% exercise price
$13.32, expiration date
9/10/15	91,000	462,906
Novellus Systems 2.625%
exercise price $34.78,
expiration date 5/14/41	268,000	638,677
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	35,000	35,591
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	576,000	734,400
NXP Semiconductors 144A
1.00% exercise price
$102.84, expiration date
11/27/19 #	262,000	306,704
Oclaro 144A 6.00% exercise
price $1.95, expiration
date 2/14/20 #	101,000	133,509
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #	540,000	525,825
SanDisk 1.50% exercise price
$50.94, expiration date
8/11/17	111,000	144,092
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18	374,000	352,963
Spirit Realty Capital 3.75%
exercise price $13.08,
expiration date 5/13/21	485,000	453,477
SunEdison
144A 2.625% exercise
price $38.65, expiration
date 5/30/23 #	62,000	63,085
144A 3.375% exercise
price $38.65, expiration
date 5/30/25 #	31,000	32,182
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	128,000	105,680
TPG Specialty Lending 4.50%
exercise price $25.83,
expiration date 12/15/19	372,000	370,372
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	338,000	226,249
Vector Group
1.75% exercise price
$25.87, expiration date
4/15/20	473,000	520,300
2.50% exercise price
$16.78, expiration date
1/14/19 ●	147,000	217,289
VeriSign 4.136% exercise
price $34.37, expiration
date 8/15/37	175,000	323,313
Total Convertible Bonds
(cost $16,141,826)		17,122,539

Corporate Bonds – 40.86%
Banking – 10.53%
Abbey National Treasury
Services
0.796% 3/13/17 ●	225,000	224,844
Akbank 144A
4.00% 1/24/20 #	825,000	805,645
Ally Financial
2.75% 1/30/17	5,200,000	5,189,600
3.125% 1/15/16	100,000	100,500
3.50% 7/18/16	400,000	407,000
4.125% 2/13/22	135,000	129,937
4.75% 9/10/18	200,000	206,750
5.50% 2/15/17	1,800,000	1,881,000

8 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	$201,858
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	151,000	125,666
Banco Bilbao Vizcaya
Argentaria
6.75% 12/29/49 ●	EUR	400,000	444,366
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #		985,000	965,793
Banco do Brasil 144A
6.00% 1/22/20 #		3,200,000	3,432,000
Banco Mercantil del Norte
144A 4.375% 7/19/15 #		400,000	400,146
Banco Santander Chile 144A
3.75% 9/22/15 #		2,200,000	2,208,776
Banco Votorantim 144A
5.25% 2/11/16 #@		2,300,000	2,343,125
Bank of America
0.586% 6/15/17 ●		3,800,000	3,773,157
1.315% 1/15/19 ●		830,000	838,177
2.60% 1/15/19		1,200,000	1,214,086
3.30% 1/11/23		716,000	706,307
3.95% 4/21/25		3,300,000	3,184,896
5.65% 5/1/18		900,000	989,308
5.75% 12/1/17		700,000	762,997
6.00% 9/1/17		1,700,000	1,850,822
6.875% 4/25/18		4,125,000	4,662,945
7.625% 6/1/19		800,000	950,160
Bank of Montreal
0.795% 7/15/16 ●		565,000	567,297
Bank of New York Mellon
0.766% 9/11/19 ●		830,000	830,088
2.15% 2/24/20		1,960,000	1,940,596
Bank of Nova Scotia
0.795% 7/15/16 ●		835,000	838,395
Barclays Bank
7.625% 11/21/22		1,200,000	1,368,810
BB&T
0.938% 2/1/19 ●		750,000	750,103
1.146% 6/15/18 ●		65,000	65,461
5.25% 11/1/19		1,241,000	1,368,343
BBVA Banco Continental
144A 2.25% 7/29/16 #		900,000	904,950
144A 5.00% 8/26/22 #		400,000	416,280
BBVA Bancomer
144A 6.50% 3/10/21 #		1,365,000	1,484,437
144A 7.25% 4/22/20 #		100,000	110,990
Branch Banking & Trust
3.80% 10/30/26		1,270,000	1,284,301
CIT Group
5.25% 3/15/18		6,100,000	6,321,125
144A 5.50% 2/15/19 #		2,800,000	2,926,000
Citigroup
0.822% 3/10/17 ●		900,000	897,898
4.05% 7/30/22		150,000	153,832
4.40% 6/10/25		110,000	109,809
6.125% 5/15/18		2,300,000	2,568,297
8.50% 5/22/19		1,400,000	1,709,028
City National 5.25% 9/15/20		770,000	873,255
Compass Bank
3.875% 4/10/25		1,145,000	1,080,117
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	1,740,000	228,267
4.25% 1/13/22	AUD	353,000	276,167
4.625% 12/1/23		1,665,000	1,720,777
6.875% 3/19/20	EUR	2,400,000	3,156,283
Credit Agricole 144A
1.252% 6/10/20 #●		1,000,000	1,000,620
Credit Suisse 144A
6.50% 8/8/23 #		1,215,000	1,331,775
Credit Suisse Group
144A 6.25% 12/29/49 #●		270,000	259,673
144A 7.50% 12/29/49 #●		200,000	208,851
Credit Suisse Group Funding
Guernsey 144A
3.75% 3/26/25 #		905,000	872,971
DBS Bank 144A
3.625% 9/21/22 #●		700,000	723,285
Depfa ACS Bank
4.875% 10/28/15		4,400,000	4,461,978
4.875% 5/21/19	EUR	2,500,000	3,265,885
DNB Bank 144A
3.20% 4/3/17 #		3,300,000	3,405,161
Eksportfinans
2.00% 9/15/15		1,300,000	1,301,625
2.375% 5/25/16		500,000	501,250
5.50% 5/25/16		800,000	824,000
5.50% 6/26/17		600,000	637,314
Export-Import Bank of China
144A 2.50% 7/31/19 #		1,025,000	1,026,544
Export-Import Bank of Korea
1.133% 9/17/16 ●		900,000	903,780

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Export-Import Bank of Korea
1.25% 11/20/15		400,000	$400,822
4.375% 9/15/21		700,000	761,559
5.00% 4/11/22		2,000,000	2,255,014
5.125% 6/29/20		1,500,000	1,684,992
Finnvera 144A
2.375% 6/4/25 #		1,355,000	1,313,372
Goldman Sachs Group
0.676% 7/22/15 ●		200,000	200,016
0.731% 3/22/16 ●		300,000	299,861
0.954% 5/22/17 ●		1,800,000	1,800,808
1.374% 11/15/18 ●		420,000	424,069
1.437% 4/23/20 ●		1,800,000	1,819,685
3.43% 8/21/19 ●	AUD	140,000	108,481
3.55% 2/12/21	CAD	100,000	84,493
3.70% 8/1/15		1,900,000	1,904,043
5.15% 5/22/45		830,000	803,716
5.20% 12/17/19	NZD	932,000	652,993
5.35% 1/15/16		1,400,000	1,433,502
5.375% 5/10/20 ●		2,085,000	2,062,378
5.95% 1/18/18		700,000	769,773
6.25% 9/1/17		1,100,000	1,204,599
Hana Bank 1.375% 2/5/16		1,800,000	1,803,598
HBOS 0.979% 9/6/17 ●		500,000	499,575
HSBC Bank 144A
0.914% 5/15/18 #●		620,000	623,065
HSBC Holdings
6.375% 12/29/49 ●		2,490,000	2,508,675
ICICI Bank 4.75% 11/25/16		2,600,000	2,704,312
ING Groep
6.00% 12/29/49 ●		530,000	525,694
6.50% 12/29/49 ●		1,130,000	1,095,394
Itau Unibanco Holding 144A
2.85% 5/26/18 #		1,545,000	1,536,503
JPMorgan Chase
0.909% 1/28/19 ●		574,000	573,479
1.50% 1/27/25	EUR	903,000	966,059
2.25% 1/23/20		5,775,000	5,678,656
2.75% 6/23/20		910,000	911,591
3.15% 7/5/16		100,000	102,040
4.125% 12/15/26		1,445,000	1,424,040
4.25% 11/2/18	NZD	570,000	390,117
4.40% 7/22/20		400,000	431,244
5.30% 12/29/49 ●		2,895,000	2,880,815
6.30% 4/23/19		300,000	343,864
6.75% 1/29/49 ●		195,000	208,588
JPMorgan Chase Bank
0.616% 6/13/16 ●		500,000	498,939
4.375% 11/30/21 ●	EUR	2,600,000	3,032,562
6.00% 10/1/17		600,000	654,419
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,411,750
KeyBank
3.18% 5/22/22		250,000	249,744
3.30% 6/1/25		1,490,000	1,449,798
6.95% 2/1/28		1,220,000	1,560,698
Korea Development Bank
1.50% 1/22/18		900,000	894,919
Lloyds Bank 1.75% 5/14/18		400,000	399,876
Lloyds Banking Group
4.50% 11/4/24		420,000	421,042
7.50% 4/30/49 ●		1,005,000	1,037,663
7.625% 12/29/49 ●	GBP	200,000	324,919
7.875% 12/29/49 ●	GBP	200,000	330,858
Morgan Stanley
1.128% 1/24/19 ●		369,000	369,183
1.417% 1/27/20 ●		845,000	857,575
2.80% 6/16/20		1,195,000	1,197,095
3.125% 8/5/21	CAD	387,000	318,491
3.45% 11/2/15		1,000,000	1,009,116
4.35% 9/8/26		2,655,000	2,607,274
5.00% 9/30/21	AUD	359,000	288,331
5.45% 1/9/17		700,000	741,952
MUFG Americas Holdings
2.25% 2/10/20		685,000	677,555
3.00% 2/10/25		1,595,000	1,499,750
National City Bank
0.649% 6/7/17 ●		325,000	323,552
Nordea Bank 144A
6.125% 12/29/49 #●		840,000	831,337
Nordea Kredit Realkreditak-
tieselskab 2.00% 10/1/15	DKK	14,000,000	2,107,287
Northern Trust
3.95% 10/30/25		550,000	569,015
Novo Banco
5.00% 4/4/19	EUR	50,000	56,836
5.00% 5/21/19	EUR	50,000	56,966
5.875% 11/9/15	EUR	200,000	223,447
Nykredit Realkredit
2.00% 10/1/15	DKK	15,000,000	2,256,781
PNC Bank
2.30% 6/1/20		500,000	497,196
3.30% 10/30/24		745,000	735,465
6.875% 4/1/18		1,415,000	1,599,966
PNC Funding 5.625% 2/1/17		225,000	239,202

10 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
PNC Preferred Funding Trust II
144A 1.508% 3/31/49 #●		2,000,000	$1,805,000
Realkredit Danmark
2.00% 1/1/16	DKK	43,300,000	6,543,255
Royal Bank of Canada
0.607% 1/23/17 ●		530,000	530,520
Royal Bank of Scotland Group
144A 6.99% 10/29/49 #●		200,000	236,000
9.50% 3/16/22 ●		1,400,000	1,547,384
Santander Bank
1.206% 1/12/18 ●		1,400,000	1,399,467
Societe Generale 144A
4.25% 4/14/25 #		3,600,000	3,391,578
State Bank of India 144A
4.50% 7/27/15 #		200,000	200,476
State Street 3.10% 5/15/23		525,000	514,863
Sumitomo Mitsui Banking
0.649% 5/2/17 ●		1,000,000	1,000,048
SunTrust Bank
0.572% 8/24/15 ●		505,000	504,940
SunTrust Banks
2.35% 11/1/18		535,000	538,810
SVB Financial Group
3.50% 1/29/25		2,205,000	2,128,872
Toronto-Dominion Bank
0.828% 4/30/18 ●		835,000	839,319
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		1,083,000	1,100,599
UBS
4.75% 5/22/23 ●		400,000	404,186
5.875% 12/20/17		1,163,000	1,279,880
7.625% 8/17/22		500,000	586,823
US Bancorp 3.60% 9/11/24		1,275,000	1,283,205
US Bank
0.508% 1/30/17 ●		850,000	850,156
2.80% 1/27/25		1,285,000	1,231,000
USB Capital IX
3.50% 10/29/49 ●		1,820,000	1,504,685
USB Realty 144A
1.422% 12/29/49 #●		500,000	458,125
Wells Fargo
0.958% 1/30/20 ●		1,180,000	1,175,494
1.25% 7/20/16		10,300,000	10,348,261
3.50% 9/12/29	GBP	196,000	305,249
4.75% 8/27/24	AUD	260,000	208,639
5.875% 12/29/49 ●		425,000	435,646
Woori Bank
144A 2.875% 10/2/18 #		565,000	579,878
144A 4.75% 4/30/24 #		1,000,000	1,038,891
Zions Bancorporation
4.50% 6/13/23		830,000	848,926
			215,017,698
Basic Industry – 1.84%
AECOM
144A 5.75% 10/15/22 #		1,165,000	1,182,475
144A 5.875% 10/15/24 #		1,590,000	1,615,837
AK Steel 7.625% 5/15/20		280,000	234,500
ArcelorMittal
6.125% 6/1/25		735,000	734,541
10.60% 6/1/19		830,000	997,037
Ball 5.25% 7/1/25		1,790,000	1,772,100
BHP Billiton Finance
3.25% 9/25/24	GBP	223,000	351,971
BHP Billiton Finance USA
0.532% 9/30/16 ●		500,000	500,053
Builders FirstSource 144A
7.625% 6/1/21 #		175,000	182,000
CF Industries
6.875% 5/1/18		1,690,000	1,903,738
7.125% 5/1/20		300,000	356,740
Chemours
144A 6.625% 5/15/23 #		95,000	92,269
144A 7.00% 5/15/25 #		1,315,000	1,278,837
Consolidated Energy Finance
144A 6.75% 10/15/19 #		490,000	499,800
Domtar 9.50% 8/1/16		800,000	861,618
Dow Chemical
8.55% 5/15/19		2,322,000	2,833,453
Evolution Escrow Issuer 144A
7.50% 3/15/22 #		355,000	337,250
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,050,081
8.00% 1/15/24		1,927,000	2,482,932
Gerdau Holdings 144A
7.00% 1/20/20 #		710,000	773,900
Gerdau Trade 144A
5.75% 1/30/21 #		255,000	262,650
Grace (W.R.) 144A
5.125% 10/1/21 #		635,000	641,350
GTL Trade Finance 144A
5.893% 4/29/24 #		245,000	240,223
HD Supply
7.50% 7/15/20		211,000	224,187
11.50% 7/15/20		235,000	272,600
International Paper
3.80% 1/15/26		1,295,000	1,271,551
5.00% 9/15/35		595,000	584,739

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
LSB Industries 7.75% 8/1/19		100,000	$106,500
Lundin Mining 144A
7.50% 11/1/20 #		460,000	496,800
LyondellBasell Industries
4.625% 2/26/55		1,145,000	1,012,588
5.00% 4/15/19		500,000	542,073
Methanex 4.25% 12/1/24		1,270,000	1,261,549
MMC Norilsk Nickel 144A
5.55% 10/28/20 #		258,000	257,002
NOVA Chemicals 144A
5.00% 5/1/25 #		1,870,000	1,881,687
Novelis 8.75% 12/15/20		455,000	483,437
OCP
144A 4.50% 10/22/25 #		1,380,000	1,316,175
144A 6.875% 4/25/44 #		535,000	561,857
Phosagro 144A
4.204% 2/13/18 #		863,000	836,264
PolyOne 5.25% 3/15/23		290,000	288,550
Potash of Saskatchewan
3.00% 4/1/25		135,000	129,397
PPG Industries
2.30% 11/15/19		685,000	686,794
Rio Tinto Finance USA
1.123% 6/17/16 ●		420,000	421,166
Rockwood Specialties Group
4.625% 10/15/20		690,000	719,325
Ryerson
9.00% 10/15/17		320,000	323,200
11.25% 10/15/18		89,000	90,335
Sealed Air 144A
5.50% 9/15/25 #		290,000	292,900
Tronox Finance
6.375% 8/15/20		265,000	247,113
USG 6.30% 11/15/16		800,000	841,000
Weyerhaeuser
4.625% 9/15/23		1,140,000	1,214,171
			37,548,315
Brokerage – 0.39%
Affiliated Managers Group
3.50% 8/1/25		930,000	902,537
Bear Stearns
6.40% 10/2/17		700,000	770,654
7.25% 2/1/18		2,000,000	2,266,460
E*TRADE Financial
4.625% 9/15/23		601,000	591,985
Jefferies Group
5.125% 1/20/23		585,000	604,877
Jefferies Group
6.45% 6/8/27		331,000	360,895
6.50% 1/20/43		220,000	215,620
Lazard Group
3.75% 2/13/25		2,100,000	2,002,424
6.85% 6/15/17		215,000	234,979
			7,950,431
Capital Goods – 0.67%
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #		700,000	679,000
BWAY Holding 144A
9.125% 8/15/21 #		580,000	600,300
Cemex
144A 4.375% 3/5/23 #	EUR	605,000	651,065
144A
5.025% 10/15/18 #●		200,000	210,900
144A 7.25% 1/15/21 #		305,000	322,599
Cemex Finance 144A
9.375% 10/12/22 #		870,000	973,313
Crane
2.75% 12/15/18		170,000	173,502
4.45% 12/15/23		1,180,000	1,231,343
Embraer Netherlands Finance
5.05% 6/15/25		795,000	795,000
Fortune Brands Home &
Security 3.00% 6/15/20		580,000	581,262
Gates Global 144A
6.00% 7/15/22 #		425,000	386,750
Ingersoll-Rand Global Holding
4.25% 6/15/23		840,000	872,318
Masco 4.45% 4/1/25		610,000	613,050
Milacron 144A
7.75% 2/15/21 #		255,000	263,925
Parker-Hannifin
3.30% 11/21/24		65,000	65,301
Plastipak Holdings 144A
6.50% 10/1/21 #		370,000	378,325
Reynolds Group Issuer
8.25% 2/15/21		240,000	250,200
Siemens Financierings-
maatschappij 144A
2.15% 5/27/20 #		800,000	790,935
TransDigm
6.00% 7/15/22		240,000	238,200
6.50% 7/15/24		65,000	64,513
7.50% 7/15/21		345,000	372,600
Trinity Industries
4.55% 10/1/24		1,010,000	976,167

12 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Tyco Electronics Group
0.479% 1/29/16 ●		515,000	$515,079
Union Andina de Cementos
144A 5.875% 10/30/21 #		970,000	983,337
United Technologies
4.15% 5/15/45		700,000	670,083
			13,659,067
Communications – 5.71%
Alibaba Group Holding
144A
0.806% 11/28/17 #●		345,000	343,377
144A 2.50% 11/28/19 #		7,500,000	7,425,795
144A 3.125% 11/28/21 #		1,685,000	1,667,564
Altice
144A 7.625% 2/15/25 #		200,000	188,500
144A 7.75% 5/15/22 #		480,000	465,600
Altice Financing 144A
6.625% 2/15/23 #		1,835,000	1,826,375
Altice US Finance I 144A
5.375% 7/15/23 #		500,000	488,750
America Movil
5.00% 3/30/20		720,000	797,904
6.00% 6/9/19	MXN	31,600,000	2,022,852
American Tower
2.80% 6/1/20		405,000	399,826
4.00% 6/1/25		480,000	470,100
American Tower Trust I 144A
3.07% 3/15/23 #		970,000	953,031
AT&T
1.212% 6/30/20 ●		2,210,000	2,221,247
3.40% 5/15/25		4,290,000	4,099,863
4.35% 6/15/45		1,440,000	1,234,133
4.50% 5/15/35		1,030,000	949,877
Bell Canada 3.35% 3/22/23	CAD	219,000	179,209
Bharti Airtel 144A
4.375% 6/10/25 #		810,000	799,614
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #		1,245,000	1,322,979
CC Holdings GS V
3.849% 4/15/23		450,000	442,627
CCO Holdings
144A 5.125% 5/1/23 #		440,000	429,000
5.25% 9/30/22		380,000	375,250
CenturyLink
5.80% 3/15/22		2,155,000	2,066,106
6.75% 12/1/23		340,000	342,337
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #		435,000	433,695
Colombia Telecomunicaciones
144A 5.375% 9/27/22 #		875,000	869,531
Columbus International 144A
7.375% 3/30/21 #		1,300,000	1,402,375
Comcast
3.375% 8/15/25		2,885,000	2,850,565
5.70% 5/15/18		1,000,000	1,112,868
Cox Communications 144A
3.85% 2/1/25 #		365,000	351,475
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	107,646
144A 4.883% 8/15/20 #		2,090,000	2,274,308
CSC Holdings 5.25% 6/1/24		1,960,000	1,891,400
Deutsche Telekom
International Finance
6.50% 4/8/22	GBP	36,000	68,890
Digicel Group 144A
8.25% 9/30/20 #		1,580,000	1,591,850
DigitalGlobe 144A
5.25% 2/1/21 #		1,690,000	1,662,537
DISH DBS 5.00% 3/15/23		640,000	593,600
Gray Television
7.50% 10/1/20		695,000	739,306
Grupo Televisa
5.00% 5/13/45		645,000	618,555
GTP Acquisition Partners I
144A 2.35% 6/15/20 #		530,000	527,186
Hughes Satellite Systems
7.625% 6/15/21		280,000	309,106
Intelsat Luxembourg
7.75% 6/1/21		315,000	264,206
8.125% 6/1/23		4,290,000	3,582,150
Interpublic Group
2.25% 11/15/17		15,000	15,134
KT 144A 1.75% 4/22/17 #		900,000	900,234
Lamar Media 5.00% 5/1/23		795,000	789,037
Level 3 Financing
5.375% 8/15/22		275,000	278,781
144A 5.375% 5/1/25 #		1,545,000	1,490,925
MDC Partners 144A
6.75% 4/1/20 #		210,000	210,000
Millicom International Cellular
144A 6.00% 3/15/25 #		875,000	848,750
144A 6.625% 10/15/21 #		685,000	707,263
Motorola Solutions
4.00% 9/1/24		1,290,000	1,253,637

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
MTN Mauritius Investments
144A 4.755% 11/11/24 #		500,000	$498,750
MTS International Funding
144A 8.625% 6/22/20 #		670,000	725,577
NBCUniversal Enterprise
144A 0.96% 4/15/18 #●		840,000	844,393
Netflix 144A
5.875% 2/15/25 #		3,115,000	3,239,943
Nielsen Finance 144A
5.00% 4/15/22 #		665,000	654,194
Numericable-SFR 144A
6.00% 5/15/22 #		900,000	889,313
Oi 144A 5.75% 2/10/22 #		520,000	453,050
Orange 2.75% 9/14/16		100,000	101,840
SBA Tower Trust
144A 2.24% 4/16/18 #		735,000	732,279
144A 2.898% 10/15/19 #		600,000	603,004
Scripps Networks Interactive
2.80% 6/15/20		510,000	502,990
3.50% 6/15/22		300,000	295,588
3.95% 6/15/25		660,000	649,493
SES 144A 3.60% 4/4/23 #		1,555,000	1,581,818
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #		1,495,000	1,512,927
Sinclair Television Group
5.375% 4/1/21		1,405,000	1,420,806
Sirius XM Radio
144A 5.375% 4/15/25 #		1,700,000	1,644,750
144A 6.00% 7/15/24 #		1,310,000	1,326,375
Sky 144A 3.75% 9/16/24 #		1,090,000	1,066,165
Sprint
7.125% 6/15/24		2,890,000	2,687,989
7.25% 9/15/21		620,000	606,050
7.625% 2/15/25		65,000	61,425
7.875% 9/15/23		525,000	513,345
Sprint Communications
6.00% 12/1/16		1,200,000	1,235,250
9.125% 3/1/17		100,000	108,500
Telefonica Emisiones
6.421% 6/20/16		1,750,000	1,830,220
Telemar Norte Leste 144A
5.50% 10/23/20 #		878,000	808,857
Time Warner
3.60% 7/15/25		2,545,000	2,480,627
4.85% 7/15/45		1,900,000	1,850,397
Time Warner Cable
5.50% 9/1/41		535,000	500,645
6.75% 7/1/18		1,500,000	1,673,573
T-Mobile USA
6.125% 1/15/22		970,000	1,003,950
6.836% 4/28/23		690,000	727,087
Tribune Media 144A
5.875% 7/15/22 #		740,000	747,400
Univision Communications
144A 5.125% 5/15/23 #		210,000	204,750
UPCB Finance IV 144A
5.375% 1/15/25 #		2,644,000	2,536,918
Verizon Communications
1.816% 9/15/16 ●		1,900,000	1,923,951
2.036% 9/14/18 ●		1,550,000	1,604,788
2.50% 9/15/16		138,000	140,280
2.625% 2/21/20		800,000	799,066
3.00% 11/1/21		5,000	4,940
3.25% 2/17/26	EUR	323,000	397,162
3.65% 9/14/18		1,400,000	1,473,613
4.40% 11/1/34		740,000	687,228
4.50% 9/15/20		2,000,000	2,159,976
4.862% 8/21/46		2,980,000	2,799,832
5.15% 9/15/23		1,385,000	1,518,910
Vimpel Communications
144A 7.748% 2/2/21 #		620,000	628,525
Virgin Media Finance 144A
6.375% 4/15/23 #		450,000	466,875
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		1,190,000	1,152,813
VTR Finance 144A
6.875% 1/15/24 #		1,725,000	1,767,004
Wind Acquisition Finance
144A 7.375% 4/23/21 #		395,000	400,431
Windstream Services
7.50% 4/1/23		110,000	96,525
7.75% 10/1/21		200,000	184,000
WPP Finance 2010
5.625% 11/15/43		720,000	779,893
			116,562,976
Consumer Cyclical – 3.09%
American Axle &
Manufacturing
6.25% 3/15/21		415,000	437,825
American Honda Finance
144A 0.657% 5/26/16 #●		435,000	436,120
AutoZone 6.95% 6/15/16		300,000	316,651
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #		305,000	230,275
CDK Global 4.50% 10/15/24		700,000	702,252

14 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
CVS Pass Through Trust 144A
5.773% 1/10/33 #⧫		88,643	$99,832
Daimler 2.75% 12/10/18	NOK	1,870,000	248,405
Daimler Finance North
America
144A 0.618% 8/1/17 #●		540,000	539,588
144A 0.632% 3/10/17 #●		650,000	649,990
144A 1.25% 1/11/16 #		1,300,000	1,303,917
144A 3.00% 3/28/16 #		280,000	284,543
Dana Holding
5.50% 12/15/24		895,000	883,813
Delphi
4.15% 3/15/24		1,135,000	1,175,361
5.00% 2/15/23		195,000	208,163
Family Tree Escrow 144A
5.75% 3/1/23 #		285,000	299,250
Fiat Chrysler Automobiles
144A 4.50% 4/15/20 #		1,030,000	1,027,425
144A 5.25% 4/15/23 #		1,590,000	1,562,493
Ford Motor 7.45% 7/16/31		745,000	954,384
Ford Motor Credit
0.799% 9/8/17 ●		500,000	497,361
2.24% 6/15/18		430,000	430,596
4.207% 4/15/16		1,300,000	1,329,813
5.875% 8/2/21		1,000,000	1,139,929
General Motors Financial
1.631% 4/10/18 ●		500,000	504,138
3.00% 9/25/17		900,000	918,545
3.45% 4/10/22		1,710,000	1,678,047
4.00% 1/15/25		1,055,000	1,037,226
4.375% 9/25/21		695,000	723,302
4.75% 8/15/17		400,000	422,338
Harman International
Industries 4.15% 5/15/25		1,640,000	1,619,479
Host Hotels & Resorts
3.75% 10/15/23		1,270,000	1,248,071
4.75% 3/1/23		910,000	961,927
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	621,331
144A 2.55% 2/6/19 #		715,000	721,192
Hyundai Capital Services
144A 1.086% 3/18/17 #●		205,000	205,620
INVISTA Finance 144A
4.25% 10/15/19 #		1,060,000	1,049,400
Kia Motors 3.625% 6/14/16		900,000	919,434
Lafarge 6.50% 7/15/16		200,000	210,500
Landry’s 144A
9.375% 5/1/20 #		515,000	554,913
Lear 5.25% 1/15/25		1,990,000	1,965,125
Levi Strauss 144A
5.00% 5/1/25 #		1,500,000	1,458,750
Lowe’s 0.702% 9/10/19 ●		520,000	520,914
Magna International
3.625% 6/15/24		1,880,000	1,855,017
Marriott International
3.375% 10/15/20		650,000	669,363
McDonald’s 3.375% 5/26/25		165,000	161,573
Meritor 6.75% 6/15/21		210,000	215,775
MGM Resorts International
6.00% 3/15/23		2,260,000	2,299,550
7.50% 6/1/16		100,000	104,500
10.00% 11/1/16		700,000	766,500
Nemak 144A
5.50% 2/28/23 #		1,105,000	1,138,150
PACCAR Financial
0.879% 12/6/18 ●		835,000	839,028
Pinnacle Entertainment
7.50% 4/15/21		425,000	452,094
QVC
4.375% 3/15/23		1,515,000	1,491,451
5.45% 8/15/34		1,080,000	982,830
RCI Banque 144A
4.60% 4/12/16 #		900,000	922,147
Sally Holdings 5.75% 6/1/22		305,000	319,487
Schaeffler Finance 144A
4.75% 5/15/23 #		200,000	196,000
Schaeffler Holding Finance
PIK 6.875% 8/15/18 ❆	EUR	1,300,000	1,505,505
Signet UK Finance
4.70% 6/15/24		1,290,000	1,305,038
Starbucks 2.70% 6/15/22		935,000	933,227
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25		2,280,000	2,202,165
4.50% 10/1/34		160,000	149,644
Target 2.30% 6/26/19		390,000	395,542
Toyota Credit Canada
2.05% 5/20/20	CAD	100,000	80,395
Toyota Finance Australia
2.25% 8/31/16	NOK	110,000	14,160
3.04% 12/20/16	NZD	760,000	508,299
Tupy Overseas 144A
6.625% 7/17/24 #		700,000	688,625
Volkswagen International
Finance 144A
0.716% 11/18/16 #●		620,000	621,195

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Volvo Treasury
1.032% 3/1/17 ●	SEK	1,100,000	$134,289
Wyndham Worldwide
2.95% 3/1/17		700,000	710,839
Wynn Las Vegas
5.375% 3/15/22		125,000	127,500
144A 5.50% 3/1/25 #		8,840,000	8,464,300
ZF North America Capital
144A 4.00% 4/29/20 #		400,000	401,000
144A 4.50% 4/29/22 #		150,000	147,495
144A 4.75% 4/29/25 #		150,000	145,782
			63,046,703
Consumer Non-Cyclical – 3.86%
AbbVie 3.20% 11/6/22		1,200,000	1,190,171
Actavis Funding
1.30% 6/15/17		900,000	894,349
1.368% 3/12/18 ●		300,000	301,455
2.35% 3/12/18		500,000	502,965
3.00% 3/12/20		1,300,000	1,306,198
3.45% 3/15/22		1,925,000	1,909,592
3.80% 3/15/25		1,435,000	1,412,462
Amgen
0.884% 5/22/19 ●		1,000,000	1,001,646
2.30% 6/15/16		125,000	126,415
2.70% 5/1/22		870,000	842,381
3.875% 11/15/21		470,000	493,559
4.00% 9/13/29	GBP	216,000	342,710
Anheuser-Busch InBev
Finance 0.678% 2/1/19 ●		340,000	335,993
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,128,596
BAT International Finance
144A 2.75% 6/15/20 #		700,000	704,780
Baxalta
144A 3.60% 6/23/22 #		405,000	405,369
144A 4.00% 6/23/25 #		900,000	895,127
Bayer U.S. Finance 144A
0.564% 10/6/17 #●		295,000	294,568
Becton Dickinson
6.375% 8/1/19		1,330,000	1,533,812
Boston Scientific
2.65% 10/1/18		205,000	208,114
3.375% 5/15/22		800,000	784,464
6.00% 1/15/20		1,665,000	1,887,299
BRF
144A 3.95% 5/22/23 #		665,000	632,581
144A 4.75% 5/22/24 #		600,000	591,750
Campbell Soup
3.30% 3/19/25		1,275,000	1,251,404
Celgene
3.25% 8/15/22		925,000	916,198
3.95% 10/15/20		925,000	983,989
Cencosud 144A
5.15% 2/12/25 #		1,420,000	1,433,486
Community Health Systems
6.875% 2/1/22		2,255,000	2,384,663
ConAgra Foods
0.646% 7/21/16 ●		260,000	259,327
Darling Ingredients
5.375% 1/15/22		225,000	225,844
DaVita HealthCare Partners
5.00% 5/1/25		2,365,000	2,282,225
5.125% 7/15/24		565,000	556,525
EMD Finance
144A 2.95% 3/19/22 #		570,000	558,749
144A 3.25% 3/19/25 #		795,000	772,579
ENA Norte Trust 144A
4.95% 4/25/23 #		528,860	550,675
Express Scripts Holding
2.25% 6/15/19		765,000	759,517
3.50% 6/15/24		410,000	401,764
Fresenius Medical Care U.S.
Finance II 144A
5.875% 1/31/22 #		355,000	378,075
HCA
3.75% 3/15/19		1,200,000	1,212,000
5.375% 2/1/25		1,880,000	1,915,344
HealthSouth
5.125% 3/15/23		235,000	234,413
5.75% 11/1/24		165,000	169,125
Heathrow Funding 144A
4.875% 7/15/21 #		200,000	219,396
Heinz (H.J.) 144A
2.00% 7/2/18 #		400,000	400,162
HPHT Finance 15 144A
2.875% 3/17/20 #		835,000	832,736
Immucor 11.125% 8/15/19		470,000	500,550
JB 144A 3.75% 5/13/25 #		1,440,000	1,400,832
JBS Investments 144A
7.75% 10/28/20 #		1,540,000	1,682,450
JBS USA
144A 5.75% 6/15/25 #		550,000	545,023
144A 5.875% 7/15/24 #		320,000	322,800
Kinetic Concepts
10.50% 11/1/18		290,000	310,306
Kroger 0.804% 10/17/16 ●		420,000	420,310

16 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #		430,000	$439,159
144A 5.50% 4/15/25 #		1,435,000	1,397,331
Medtronic
0.375% 2/27/17 ●		1,430,000	1,425,075
144A 3.15% 3/15/22 #		1,360,000	1,367,322
Merck
0.636% 5/18/18 ●		835,000	838,439
0.654% 2/10/20 ●		900,000	896,303
Mondelez International
4.125% 2/9/16		750,000	764,360
Omnicare 5.00% 12/1/24		235,000	253,800
Perrigo 4.00% 11/15/23		1,125,000	1,142,053
Perrigo Finance
3.50% 12/15/21		1,975,000	1,981,600
Pfizer 0.586% 6/15/18 ●		754,000	756,314
Prestige Brands 144A
5.375% 12/15/21 #		475,000	477,375
Quintiles Transnational 144A
4.875% 5/15/23 #		240,000	241,800
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	8,440,000	530,336
Reynolds American
2.30% 6/12/18		1,715,000	1,729,042
3.25% 6/12/20		535,000	542,517
4.00% 6/12/22		65,000	66,495
4.45% 6/12/25		515,000	525,720
Siemens Financierings-
maatschappij
144A 0.565% 5/25/18 #●		610,000	608,502
144A 2.90% 5/27/22 #		600,000	593,088
Smucker (J.M.)
144A 3.00% 3/15/22 #		325,000	319,338
144A 3.50% 3/15/25 #		1,700,000	1,668,863
Spectrum Brands
144A 5.75% 7/15/25 #		245,000	249,900
6.375% 11/15/20		405,000	430,313
6.625% 11/15/22		860,000	920,200
Tenet Healthcare
6.00% 10/1/20		728,000	778,050
Thermo Fisher Scientific
3.30% 2/15/22		640,000	633,368
United Rentals North America
4.625% 7/15/23		700,000	689,045
5.50% 7/15/25		1,332,000	1,292,040
5.75% 11/15/24		535,000	529,650
Valeant Pharmaceuticals
International
4.50% 5/15/23	EUR	4,200,000	4,551,971
144A 5.375% 3/15/20 #		400,000	414,000
144A 5.875% 5/15/23 #		880,000	904,200
Zimmer Biomet Holdings
3.15% 4/1/22		365,000	359,575
3.375% 11/30/21		1,290,000	1,288,010
4.625% 11/30/19		1,270,000	1,382,193
Zoetis 3.25% 2/1/23		2,335,000	2,265,919
			78,860,089
Energy – 4.28%
BP Capital Markets
4.75% 3/10/19		160,000	175,155
Bristow Group
6.25% 10/15/22		420,000	417,900
California Resources
5.00% 1/15/20		535,000	473,475
5.50% 9/15/21		240,000	210,048
6.00% 11/15/24		750,000	648,750
Canadian Natural Resources
0.657% 3/30/16 ●		680,000	678,895
Chaparral Energy
7.625% 11/15/22		580,000	420,500
Chesapeake Energy
3.525% 4/15/19 ●		300,000	275,250
5.75% 3/15/23		1,885,000	1,715,350
Chevron
0.813% 3/3/22 ●		1,575,000	1,580,566
1.961% 3/3/20		1,005,000	997,422
2.411% 3/3/22		60,000	58,394
CNOOC Finance 2012 144A
3.875% 5/2/22 #		8,955,000	9,099,086
CNOOC Finance 2015
Australia 2.625% 5/5/20		695,000	686,686
CNOOC Finance 2015 USA
3.50% 5/5/25		555,000	534,950
Columbia Pipeline Group
144A 2.45% 6/1/18 #		350,000	352,942
144A 3.30% 6/1/20 #		480,000	482,406
144A 4.50% 6/1/25 #		490,000	482,988
ConocoPhillips
1.176% 5/15/22 ●		1,075,000	1,084,585
Continental Resources
4.50% 4/15/23		1,815,000	1,752,869
Devon Energy
0.826% 12/15/16 ●		500,000	494,411

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Dominion Resources
1.90% 6/15/18	3,695,000	$3,702,261
DTE Energy 144A
3.30% 6/15/22 #	855,000	863,259
Ecopetrol 5.375% 6/26/26	1,095,000	1,085,419
Energy Transfer Equity
5.50% 6/1/27	510,000	511,275
Energy Transfer Partners
4.75% 1/15/26	1,005,000	996,614
6.125% 12/15/45	295,000	296,475
EnLink Midstream Partners
4.15% 6/1/25	965,000	941,457
Ensco 4.70% 3/15/21	1,310,000	1,336,022
Enterprise Products Operating
3.70% 2/15/26	1,145,000	1,111,064
Exterran Partners
6.00% 4/1/21	130,000	126,100
Exxon Mobil
0.649% 3/6/22 ●	1,125,000	1,129,001
2.397% 3/6/22	605,000	594,057
Freeport-McMoran Oil & Gas
6.50% 11/15/20	514,000	544,840
Harvest Operations
2.125% 5/14/18	500,000	503,050
KazMunayGas National 144A
6.375% 4/9/21 #	405,000	426,101
Laredo Petroleum
7.375% 5/1/22	405,000	428,287
Lukoil International Finance
144A 3.416% 4/24/18 #	515,000	495,173
Marathon Oil 3.85% 6/1/25	1,675,000	1,644,991
MarkWest Energy Partners
4.875% 12/1/24	790,000	776,175
Murphy Oil USA
6.00% 8/15/23	550,000	573,375
Newfield Exploration
5.375% 1/1/26	1,110,000	1,104,450
5.625% 7/1/24	855,000	867,825
Noble Energy
5.05% 11/15/44	705,000	678,006
Noble Holding International
4.00% 3/16/18	250,000	256,117
Northern Oil & Gas
8.00% 6/1/20	175,000	160,125
Oasis Petroleum
6.875% 3/15/22	520,000	530,400
Occidental Petroleum
3.50% 6/15/25	760,000	758,323
ONGC Videsh
3.25% 7/15/19	400,000	401,992
PDC Energy 7.75% 10/15/22	125,000	131,250
Petrobras Global Finance
1.896% 5/20/16 ●	4,200,000	4,148,298
2.00% 5/20/16	200,000	198,134
2.415% 1/15/19 ●	1,900,000	1,761,300
2.643% 3/17/17 ●	800,000	787,760
3.00% 1/15/19	786,000	728,355
3.163% 3/17/20 ●	425,000	404,175
3.25% 3/17/17	1,000,000	988,610
3.50% 2/6/17	600,000	595,038
4.875% 3/17/20	1,028,000	980,034
5.375% 1/27/21	1,250,000	1,205,375
5.875% 3/1/18	1,130,000	1,155,425
6.125% 10/6/16	100,000	103,000
7.875% 3/15/19	700,000	745,297
Petroleos Mexicanos
144A 4.25% 1/15/25 #	400,000	390,560
6.50% 6/2/41	390,000	407,550
Petronas Global Sukuk 144A
2.707% 3/18/20 #	965,000	966,893
Pride International
6.875% 8/15/20	1,475,000	1,688,756
PTT Exploration & Production
144A
4.875% 12/29/49 #●	300,000	301,500
Regency Energy Partners
5.50% 4/15/23	220,000	225,016
5.875% 3/1/22	1,200,000	1,279,123
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	610,000	606,187
Shell International Finance
0.484% 11/15/16 ●	340,000	340,748
0.729% 5/11/20 ●	595,000	593,151
Sinopec Group Overseas
Development 2012 144A
3.90% 5/17/22 #	3,200,000	3,280,051
Sinopec Group Overseas
Development 2014
4.375% 4/10/24	4,600,000	4,836,882
Southwestern Energy
4.05% 1/23/20	200,000	205,748
7.50% 2/1/18	2,500,000	2,791,195
Statoil 0.736% 11/8/18 ●	835,000	834,552
Talisman Energy
5.50% 5/15/42	1,325,000	1,196,586
Total Capital International
0.849% 8/10/18 ●	840,000	843,723

18 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Valero Energy
3.65% 3/15/25		880,000	$857,388
4.90% 3/15/45		1,115,000	1,048,819
Weatherford International
4.50% 4/15/22		535,000	503,120
Western Gas Partners
3.95% 6/1/25		640,000	616,742
Woodside Finance
144A 3.65% 3/5/25 #		1,025,000	986,360
144A 4.60% 5/10/21 #		200,000	214,522
144A 8.75% 3/1/19 #		1,125,000	1,360,485
YPF
7.774% 8/15/18 ●		382,353	388,088
144A 8.75% 4/4/24 #		680,000	691,900
144A 8.875% 12/19/18 #		510,000	543,150
			87,395,708
Finance Companies – 1.78%
AerCap Ireland Capital
4.625% 7/1/22		575,000	577,156
American Express
7.00% 3/19/18		6,600,000	7,489,766
American Express Credit
0.836% 3/18/19 ●		1,500,000	1,495,737
BM&FBovespa
5.50% 7/16/20		1,000,000	1,065,000
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #⧫		200,000	241,557
CME Group 3.00% 3/15/25		95,000	92,369
Corp Financiera de Desarrollo
144A 5.25% 7/15/29 #●		315,000	318,150
General Electric Capital
0.659% 5/5/26 ●		920,000	880,060
144A 3.80% 6/18/19 #		345,000	365,023
4.208% 12/6/21	SEK	1,000,000	137,260
4.25% 1/17/18	NZD	140,000	96,674
4.65% 10/17/21		310,000	339,932
5.55% 5/4/20		470,000	537,090
6.00% 8/7/19		1,025,000	1,172,312
7.125% 12/15/49 ●		1,700,000	1,963,500
HSBC Finance
0.713% 6/1/16 ●		1,500,000	1,497,901
International Lease Finance
5.75% 5/15/16		900,000	923,625
144A 6.75% 9/1/16 #		1,640,000	1,728,150
144A 7.125% 9/1/18 #		100,000	111,750
8.625% 9/15/15		1,200,000	1,216,500
8.75% 3/15/17		3,300,000	3,618,813
Murray Street Investment
Trust I 4.647% 3/9/17		4,700,000	4,938,201
Navient
6.00% 1/25/17		400,000	417,000
7.25% 1/25/22		550,000	581,625
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #		1,140,000	1,132,739
Springleaf Finance
5.40% 12/1/15		700,000	707,875
6.90% 12/15/17		200,000	212,500
SUAM Finance 144A
4.875% 4/17/24 #		785,000	792,850
Synchrony Financial
1.509% 2/3/20 ●		500,000	502,757
Waha Aerospace
3.925% 7/28/20		1,155,000	1,204,087
			36,357,959
Insurance – 0.75%
Berkshire Hathaway Finance
0.421% 1/10/17 ●		120,000	120,135
2.90% 10/15/20		885,000	912,258
Five Corners Funding Trust
144A 4.419% 11/15/23 #		600,000	620,858
Highmark
144A 4.75% 5/15/21 #		445,000	457,108
144A 6.125% 5/15/41 #		160,000	157,820
HUB International 144A
7.875% 10/1/21 #		380,000	388,550
Jackson National Life Global
Funding 144A
1.25% 2/21/17 #		200,000	200,322
Liberty Mutual Group 144A
4.95% 5/1/22 #		320,000	344,502
MetLife Capital Trust IV 144A
7.875% 12/15/37 #		300,000	377,550
MetLife Capital Trust X 144A
9.25% 4/8/38 #		1,100,000	1,548,250
Metropolitan Life Global
Funding I 144A
0.805% 7/15/16 #●		535,000	537,562
Prudential Financial
5.375% 5/15/45 ●		765,000	755,437
5.625% 6/15/43 ●		440,000	457,160
5.875% 9/15/42 ●		555,000	589,299
Stone Street Trust 144A
5.902% 12/15/15 #@		2,300,000	2,345,066

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	1,130,000	$1,139,045
144A 4.125% 11/1/24 #	1,460,000	1,473,282
USI 144A 7.75% 1/15/21 #	65,000	66,219
Voya Financial
5.65% 5/15/53 ●	875,000	897,969
XLIT
4.45% 3/31/25	1,560,000	1,549,384
6.50% 10/29/49 ●	565,000	484,843
		15,422,619
Natural Gas – 1.22%
AmeriGas Finance
7.00% 5/20/22	435,000	463,275
Enbridge Energy Partners
8.05% 10/1/37 ●	1,210,000	1,246,300
Energy Transfer Partners
9.70% 3/15/19	694,000	856,317
Enterprise Products Operating
7.034% 1/15/68 ●	1,645,000	1,772,487
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	377,174
Kinder Morgan
144A 5.00% 2/15/21 #	550,000	582,561
7.00% 6/15/17	800,000	870,370
Kinder Morgan
Energy Partners
5.00% 10/1/21	620,000	656,897
5.95% 2/15/18	1,000,000	1,093,436
6.85% 2/15/20	700,000	809,127
9.00% 2/1/19	1,280,000	1,538,912
Plains All American Pipeline
6.50% 5/1/18	800,000	901,232
8.75% 5/1/19	1,160,000	1,417,580
Ras Laffan Liquefied Natural
Gas II 5.298% 9/30/20 @	1,718,100	1,859,843
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	535,625
Sabine Pass Liquefaction
5.75% 5/15/24	5,500,000	5,506,875
Sunoco Logistics Partners
Operations
3.45% 1/15/23	1,235,000	1,170,668
Texas Eastern Transmission
144A 6.00% 9/15/17 #	800,000	874,441
Williams Partners
4.00% 9/15/25	1,465,000	1,375,083
Williams Partners
7.25% 2/1/17	1,010,000	1,094,790
		25,002,993
Real Estate – 1.18%
Alexandria Real
Estate Equities
4.60% 4/1/22	1,080,000	1,139,305
AvalonBay Communities
3.45% 6/1/25	995,000	980,452
3.50% 11/15/24	625,000	624,413
Carey (W.P.) 4.60% 4/1/24	695,000	699,041
CBL & Associates
4.60% 10/15/24	1,105,000	1,090,045
5.25% 12/1/23	185,000	190,545
Corporate Office Properties
3.60% 5/15/23	690,000	631,771
5.25% 2/15/24	800,000	819,761
Corrections of America
4.625% 5/1/23	388,000	382,180
DDR
7.50% 4/1/17	940,000	1,030,804
7.875% 9/1/20	731,000	895,825
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	958,382
Excel Trust 4.625% 5/15/24	460,000	437,263
GEO Group
5.125% 4/1/23	285,000	285,713
5.875% 10/15/24	285,000	294,975
Goodman Funding 144A
6.375% 11/12/20 #	5,300,000	6,065,537
HCP 5.375% 2/1/21	2,300,000	2,540,396
Hospitality Properties Trust
4.50% 3/15/25	870,000	857,426
Omega Healthcare Investors
144A 4.50% 4/1/27 #	105,000	100,945
Prologis 4.00% 1/15/18	300,000	315,076
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,101,050
5.00% 7/21/20	500,000	558,232
Regency Centers
5.875% 6/15/17	285,000	308,175
Trust F/1401 144A
5.25% 12/15/24 #	750,000	783,750
		24,091,062
Technology – 1.70%
Apple
0.58% 5/6/19 ●	840,000	842,995

20 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Apple
3.45% 2/9/45	2,330,000	$1,979,885
Baidu 2.75% 6/9/19	775,000	776,822
Cisco Systems
0.783% 3/1/19 ●	650,000	653,167
1.65% 6/15/18	1,070,000	1,074,263
2.45% 6/15/20	485,000	488,793
3.50% 6/15/25	565,000	571,800
eBay 0.758% 8/1/19 ●	765,000	750,243
Equinix 5.375% 4/1/23	2,068,000	2,078,340
First Data
11.25% 1/15/21	762,000	847,725
11.75% 8/15/21	676,000	762,190
Fiserv 3.85% 6/1/25	860,000	862,991
Flextronics International 144A
4.75% 6/15/25 #	1,165,000	1,158,825
Hewlett-Packard
1.217% 1/14/19 ●	420,000	414,455
2.65% 6/1/16	130,000	131,664
International Business
Machines
0.86% 11/6/21 ●	690,000	693,164
1.625% 5/15/20	440,000	428,168
Jabil Circuit 7.75% 7/15/16	92,000	96,600
Micron Technology
144A 5.25% 8/1/23 #	1,240,000	1,191,950
144A 5.50% 2/1/25 #	1,135,000	1,066,333
144A 5.625% 1/15/26 #	490,000	453,863
Molex Electronic Technologies
144A 2.878% 4/15/20 #	1,160,000	1,143,460
144A 3.90% 4/15/25 #	865,000	839,826
NXP 144A 5.75% 3/15/23 #	270,000	281,475
Oracle
0.794% 10/8/19 ●	940,000	948,499
2.50% 5/15/22	540,000	524,835
2.95% 5/15/25	1,745,000	1,681,554
3.25% 5/15/30	915,000	842,860
4.125% 5/15/45	1,120,000	1,041,162
4.30% 7/8/34	370,000	365,577
QUALCOMM
3.00% 5/20/22	1,245,000	1,237,706
3.45% 5/20/25	785,000	765,918
Samsung Electronics America
144A 1.75% 4/10/17 #	745,000	750,109
Seagate HDD Cayman
144A 4.75% 1/1/25 #	1,825,000	1,817,209
144A 4.875% 6/1/27 #	445,000	433,533
Symantec 4.20% 9/15/20	2,000,000	2,079,702
Tencent Holdings 144A
3.375% 5/2/19 #	1,265,000	1,299,963
Xerox 6.35% 5/15/18	1,220,000	1,360,522
		34,738,146
Transportation – 0.68%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	580,000	569,850
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ⧫	433,673	468,367
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	456,225	456,225
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	375,000	370,313
Aviation Capital Group 144A
6.75% 4/6/21 #	790,000	903,401
Brambles USA 144A
5.35% 4/1/20 #	320,000	353,676
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ⧫	673,065	779,073
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ⧫	302,562	347,190
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #⧫	1,597,168	1,690,952
Kansas City Southern de
Mexico
0.979% 10/28/16 ●	900,000	896,267
Latam Airlines 2015-1
Pass-Through Trust A 144A
4.20% 11/15/27 #⧫	500,000	495,625
Penske Truck Leasing
144A 2.50% 3/15/16 #	1,400,000	1,410,030
144A 3.75% 5/11/17 #	200,000	207,015
UAL 2009-1 Pass Through
Trust 10.40% 11/1/16 ⧫	125,335	136,615
UAL 2009-2A Pass Through
Trust 9.75% 1/15/17 ⧫	617,341	671,358
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	350,000	353,500
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	650,000	643,500

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
United Parcel Service
5.125% 4/1/19	2,210,000	$2,465,001
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ⧫	605,936	630,173
		13,848,131
Utilities – 3.18%
AES 5.50% 4/15/25	2,054,000	1,961,570
AES Gener
144A 5.25% 8/15/21 #	525,000	556,450
144A
8.375% 12/18/73 #●	676,000	738,530
Ameren Illinois
3.25% 3/1/25	410,000	409,770
9.75% 11/15/18	2,110,000	2,644,471
American Transmission
Systems 144A
5.25% 1/15/22 #	3,135,000	3,461,216
Appalachian Power
3.40% 6/1/25	670,000	661,838
Berkshire Hathaway Energy
3.75% 11/15/23	1,235,000	1,266,158
Calpine
5.375% 1/15/23	415,000	409,813
5.50% 2/1/24	685,000	666,163
CenterPoint Energy
5.95% 2/1/17	35,000	37,592
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	590,977
CMS Energy 6.25% 2/1/20	635,000	736,173
ComEd Financing III
6.35% 3/15/33	680,000	698,862
Comision Federal de
Electricidad 144A
4.875% 1/15/24 #	575,000	589,375
Duke Energy
1.625% 8/15/17	1,000,000	1,004,244
Duke Energy Indiana
0.626% 7/11/16 ●	835,000	835,806
Duquesne Light Holdings
5.50% 8/15/15	756,000	759,592
Dynegy
5.875% 6/1/23	515,000	505,987
144A 6.75% 11/1/19 #	110,000	115,005
144A 7.375% 11/1/22 #	165,000	173,663
144A 7.625% 11/1/24 #	1,475,000	1,567,187
E.CL 144A 5.625% 1/15/21 #	260,000	284,167
Electricite de France
144A 0.735% 1/20/17 #●	840,000	841,487
Electricite de France
144A 4.60% 1/27/20 #	525,000	577,910
144A 5.25% 12/29/49 #●	1,400,000	1,407,000
Enel 144A
8.75% 9/24/73 #●	1,405,000	1,617,506
Entergy
3.625% 9/15/15	215,000	215,849
4.00% 7/15/22	1,120,000	1,130,293
Entergy Arkansas
3.70% 6/1/24	115,000	120,173
3.75% 2/15/21	200,000	211,476
Entergy Louisiana
4.05% 9/1/23	1,555,000	1,638,149
Eskom Holdings 144A
7.125% 2/11/25 #	470,000	476,477
Exelon 3.95% 6/15/25	1,330,000	1,340,524
FirstEnergy 2.75% 3/15/18	1,000,000	1,015,364
Great Plains Energy
4.85% 6/1/21	910,000	999,092
Integrys Energy Group
6.11% 12/1/66 ●	1,200,000	1,140,371
IPALCO Enterprises
5.00% 5/1/18	405,000	429,300
ITC Holdings 3.65% 6/15/24	135,000	133,915
Jersey Central Power & Light
7.35% 2/1/19	1,000,000	1,159,815
Laclede Group
1.024% 8/15/17 ●	700,000	699,147
Lamar Funding 144A
3.958% 5/7/25 #	920,000	897,000
LG&E & KU Energy
3.75% 11/15/20	165,000	172,604
4.375% 10/1/21	1,555,000	1,688,769
Majapahit Holding
7.75% 1/20/20	400,000	463,500
Metropolitan Edison 144A
4.00% 4/15/25 #	600,000	599,659
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	30,000	28,861
4.75% 4/30/43 ●	1,640,000	1,640,000
NextEra Energy Capital
Holdings
2.40% 9/15/19	1,455,000	1,454,875
2.70% 9/15/19	450,000	453,461
3.625% 6/15/23	490,000	489,775
NV Energy 6.25% 11/15/20	935,000	1,084,257

22 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Pedernales Electric
Cooperative 144A
6.202% 11/15/32 #	620,000	$727,056
Pennsylvania Electric
5.20% 4/1/20	1,180,000	1,293,187
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	900,000	956,250
Public Service of New
Hampshire
3.50% 11/1/23	635,000	652,713
Public Service of Oklahoma
5.15% 12/1/19	1,300,000	1,444,173
Puget Energy
6.00% 9/1/21	340,000	390,064
6.50% 12/15/20	3,800,000	4,453,680
SCANA 4.125% 2/1/22	810,000	817,116
Southern 2.75% 6/15/20	3,695,000	3,708,110
Southwestern Electric Power
6.45% 1/15/19	690,000	785,497
State Grid Overseas
Investment 2014 144A
2.75% 5/7/19 #	490,000	495,397
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	960,000	955,556
WEC Energy Group
2.45% 6/15/20	405,000	404,682
3.55% 6/15/25	555,000	554,689
6.25% 5/15/67 ●	980,000	916,300
Xcel Energy 3.30% 6/1/25	1,715,000	1,688,376
		65,044,064
Total Corporate Bonds
(cost $835,865,309)		834,545,961

Municipal Bonds – 2.03%
American Municipal Power,
Ohio (Combined
Hydroelectric Projects)
Series 2010
8.084% 2/15/50	1,500,000	2,211,225
Atlanta, Georgia Water &
Wastewater Revenue
5.00% 11/1/40	510,000	569,573
Bay Area, California Toll
Authority (Build America
Bonds) Series S1
6.918% 4/1/40	800,000	1,032,216
7.043% 4/1/50	3,000,000	4,060,260
California State
(Taxable Build America
Bonds)
7.35% 11/1/39	2,000,000	2,794,640
7.60% 11/1/40	1,900,000	2,822,925
California State Various
Purpose
5.00% 3/1/45	885,000	988,439
(Taxable Build America
Bonds)
7.30% 10/1/39	200,000	278,510
7.55% 4/1/39	1,900,000	2,754,487
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40	1,800,000	2,052,144
(Retiree Health Care
Funding) Series B 6.899%
12/1/40	1,800,000	2,052,144
Clark County, Nevada Airport
Revenue (Build America
Bonds)
Series C 6.82% 7/1/45	600,000	812,946
Golden State, California
Tobacco Securitization
Corporation Settlement
Revenue
(Asset-Backed Enhanced)
Series A 5.00% 6/1/40	1,530,000	1,675,212
Series A 5.00% 6/1/45	485,000	528,107
(Asset-Backed Senior
Notes)
Series A-1 5.125% 6/1/47	370,000	284,179
Series A-1 5.75% 6/1/47	405,000	339,803
Los Angeles, California
Community College
District Revenue
(Build America Bond)
6.60% 8/1/42	800,000	1,070,648
Maryland State Local Facilities
2nd Loan
Series A 5.00% 8/1/21	405,000	482,760
Mississippi State
Series C 5.00% 10/1/25	385,000	471,271
Missouri State Highway &
Transportation Commission
Revenue (First Lien)
Series A
5.00% 5/1/26	215,000	267,208

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
Municipal Electric Authority of
Georgia (Plant Vogtle Units
3 & 4 Project)
6.655% 4/1/57	1,800,000	$2,109,888
New Jersey Transportation
Trust Fund
(Transportation Program)
Series AA 5.00% 6/15/44	450,000	456,480
New York City, New York
Series I 5.00% 8/1/22	295,000	349,239
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	835,954
New York City, New York
Water & Sewer System
Series EE 5.00% 6/15/45	755,000	833,188
New York State Thruway
Authority Revenue
Series A 5.00% 5/1/19	415,000	468,921
New York State Urban
Development (Build
America Bonds)
5.77% 3/15/39	800,000	950,456
Oregon State Taxable Pension
5.892% 6/1/27	65,000	77,733
Pennsylvania Turnpike
Commission
Series B-1 1.03%
12/1/21 ●	750,000	747,773
Port Authority of New York &
New Jersey Consolidated
Bonds (One Hundred
Sixty-Fifth Series)
5.647% 11/1/40	3,300,000	3,819,255
Texas Private Activity
Bond Surface
Transportation Revenue
(Senior Lien Note Mobility)
6.75% 6/30/43 (AMT)	310,000	372,121
Texas State Transportation
Commission
(Senior Lien Mobility Fund)
Series A 5.00% 10/1/44	1,285,000	1,445,895
University of California
Series AO 5.00% 5/15/25	175,000	214,734
Series Y-1 0.687%
7/1/41 ●	500,000	500,010
Utah Transit Authority
Series A 5.00% 6/15/25	200,000	245,998
Washington State Motor
Vehicle Fuel
Series C 5.00% 2/1/25	430,000	522,033
Total Municipal Bonds
(cost $41,798,029)		41,498,375

Non-Agency Asset-Backed Securities – 4.46%
ABFC Trust
Series 2006-HE1 A2D
0.407% 1/25/37 ●	485,909	302,621
Accredited Mortgage
Loan Trust
Series 2006-2 A4
0.447% 9/25/36 ●	3,500,000	2,933,633
Series 2007-1 A3
0.317% 2/25/37 ●	2,705,436	2,572,572
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	485,000	510,781
American Express Credit
Account Master Trust
Series 2013-2 A
0.604% 5/17/21 ●	530,000	531,053
Series 2014-1 A
0.556% 12/15/21 ●	500,000	499,445
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.426% 5/15/20 ●	3,190,000	3,184,893
AmeriCredit Automobile
Receivables Trust
Series 2013-5 A2B
0.564% 3/8/17 ●	78,075	78,074
Ameriquest Mortgage
Securities Asset-Backed
Pass Through Certificates
Series 2005-R5 M2
0.647% 7/25/35 ⧫●	1,400,000	1,337,703
Series 2005-R7 M2
0.687% 9/25/35 ⧫●	2,000,000	1,786,002
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
1.22% 1/25/34 ⧫●	374,191	359,764
Argent Securities Trust
Series 2006-M1 A2C
0.337% 7/25/36 ●	1,467,316	668,922

24 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Argent Securities Trust
Series 2006-M1 A2D
0.427% 7/25/36 ●	1,467,316	$680,079
Series 2006-W4 A2C
0.347% 5/25/36 ●	749,524	278,683
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	565,000	580,324
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	697,747
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	669,366
Bank of America Credit Card
Trust
Series 2014-A2 A
0.456% 9/16/19 ●	3,300,000	3,296,367
Series 2014-A3 A
0.474% 1/15/20 ●	670,000	669,577
Series 2015-A1 A
0.516% 6/15/20 ●	5,185,000	5,189,143
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.547% 10/25/36 ●	247,590	184,289
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
0.855% 6/25/35 ●	2,000,000	1,762,788
Series 2007-HE2 1A2
0.357% 3/25/37 ●	604,982	578,502
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	165,625	166,362
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.226% 7/15/20 ●	1,380,000	1,370,949
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	4,507	4,521
Chase Issuance Trust
Series 2007-A2 A2
0.236% 4/15/19 ●	550,000	547,775
Series 2013-A6 A6
0.606% 7/15/20 ●	500,000	500,769
Series 2013-A9 A
0.606% 11/16/20 ●	1,000,000	1,001,803
Chase Issuance Trust
Series 2014-A4 A4
0.405% 4/16/18 ●	1,500,000	1,499,779
Series 2015-A4 A
1.84% 4/15/22	1,145,000	1,132,726
Chesapeake Funding
Series 2014-1A A 144A
0.604% 3/7/26 #●	951,380	948,477
Citibank Credit Card Issuance
Trust
Series 2013-A7 A7
0.615% 9/10/20 ●	500,000	500,997
Series 2006-A8 A8
0.315% 12/17/18 ●	500,000	498,554
Series 2013-A2 A2
0.467% 5/26/20 ●	1,450,000	1,450,465
Series 2014-A9 A9
0.437% 11/23/18 ●	2,475,000	2,473,775
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ	900,000	896,236
Countrywide Asset-Backed
Certificates
Series 2004-3 2A
0.587% 8/25/34 ●	59,986	55,826
Series 2005-7 MV3
0.767% 11/25/35 ●	400,000	361,493
Series 2005-AB2 2A3
0.572% 11/25/35 ●	852,224	815,599
Series 2006-1 AF6
5.034% 7/25/36 ●	1,391,923	1,391,104
Series 2006-11 1AF6
4.869% 9/25/46 ●	602,066	808,575
Series 2006-17 2A2
0.337% 3/25/47 ●	4,239,831	3,784,693
Series 2006-26 2A4
0.407% 6/25/37 ●	2,000,000	1,340,458
Series 2007-6 2A4
0.497% 9/25/37 ●	1,000,000	488,493
Discover Card Execution
Note Trust
Series 2013-A1 A1
0.486% 8/17/20 ●	450,000	449,927
Series 2013-A6 A6
0.624% 4/15/21 ●	2,000,000	2,004,998
Series 2014-A1 A1
0.616% 7/15/21 ●	690,000	691,722

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master
Owner Trust A
Series 2014-1 A2
0.586% 2/15/19 ●	750,000	$750,025
GE Dealer Floorplan Master
Note Trust
Series 2014-2 A
0.637% 10/20/19 ●	1,000,000	998,196
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17 #	360,000	360,159
Series 2014-2A A 144A
0.636% 3/15/21 #●	420,000	418,791
GreatAmerica Leasing
Receivables Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,742
GSAMP Trust
Series 2006-FM3 A2D
0.417% 11/25/36 ●	1,328,629	804,336
Series 2006-HE6 A3
0.337% 8/25/36 ●	1,627,736	1,247,791
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,063,800	1,051,245
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.427% 4/25/47 ●	2,000,000	1,246,160
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.237% 10/25/36 ●	41,051	22,906
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
0.427% 8/25/36 ●	500,000	404,727
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #●	1,292	1,305
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
0.477% 8/25/36 ●	2,000,000	1,890,220
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	810,000	806,562
Morgan Stanley ABS
Capital I Trust
Series 2007-HE1 A2C
0.337% 11/25/36 ●	6,741,089	4,011,117
Series 2007-HE5 A2D
0.527% 3/25/37 ●	4,365,671	2,478,339
New Century Home Equity
Loan Trust
Series 2005-1 M2
0.907% 3/25/35 ●	792,279	694,058
Penarth Master Issuer
Series 2015-2A A1 144A
0.588% 5/18/19 #●	4,400,000	4,400,845
PFS Financing
Series 2015-AA A 144A
0.806% 4/15/20 #●	250,000	249,953
RAAC Trust
Series 2005-SP2 2A
0.487% 6/25/44 ●	770,182	659,981
RAMP Trust
Series 2006-RZ5 A2
0.367% 8/25/46 ●	611,729	590,359
Series 2007-RZ1 A2
0.347% 2/25/37 ●	1,012,862	922,498
RASC Trust
Series 2007-KS3 AI2
0.367% 4/25/37 ●	507,351	505,725
Rise
Series 2014-1 A
4.75% 2/15/39 ●	2,751,491	2,779,006
Santander Drive Auto
Receivables Trust
Series 2014-5 A2B
0.586% 4/16/18 ●	731,084	730,592
SLM Student Loan Trust
Series 2005-4 A2
0.357% 4/26/21 ●	10,680	10,678
Series 2008-9 A
1.777% 4/25/23 ●	2,989,229	3,066,599
Series 2012-5 A2
0.487% 6/25/19 ●	842,734	842,746
Soundview Home Loan Trust
Series 2006-OPT2 A3
0.367% 5/25/36 ●	3,189,251	3,008,207
Series 2006-WF2 A1
0.317% 12/25/36 ●	1,000,886	959,545
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
1.567% 4/25/33 ●	107,664	91,668
Trade MAPS 1
Series 2013-1A A 144A
0.885% 12/10/18 #●	500,000	499,977
Total Non-Agency
Asset-Backed Securities
(cost $88,897,822)		91,142,462

26 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations – 2.64%
Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34		2,277	$2,318
Series 2004-J2 7A1
6.00% 12/25/33		3,778	3,843
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37		1,922,521	1,584,309
ARM Trust
Series 2004-5 3A1
2.512% 4/25/35 ●		1,331,657	1,327,949
Series 2005-10 3A31
4.858% 1/25/36 ●		584,168	517,712
Series 2006-2 1A4
2.918% 5/25/36 ●		1,386,720	1,220,186
Bank of America
Alternative Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		25,860	26,614
Series 2005-6 7A1
5.50% 7/25/20		88,862	88,628
Bank of America
Funding Trust
Series 2006-I 1A1
2.328% 12/20/36 ●		642,226	645,936
Bank of America
Mortgage Trust
Series 2003-D 2A1
2.782% 5/25/33 ●		663,292	663,516
Bear Stearns ARM Trust
Series 2003-5 2A1
2.501% 8/25/33 ●		102,287	102,044
Series 2005-2 A2
2.515% 3/25/35 ●		190,613	190,951
Series 2005-5 A1
2.16% 8/25/35 ●		1,998,132	2,012,586
Chase Mortgage Finance Trust
Series 2005-A1 3A1
2.449% 12/25/35 ●		228,210	206,400
ChaseFlex Trust
Series 2006-1 A4
4.869% 6/25/36 ●		420,000	361,921
CHL Mortgage Pass Through
Trust
Series 2003-21 A1 2.733%
5/25/33 ⧫●		2,191	2,203
Series 2007-4 1A1 6.00%
5/25/37 ⧫		2,045,871	1,827,157
Claris ABS
Series 2011-1 A
0.412% 10/31/60 ●	EUR	4,896,404	5,401,755
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		2,678,150	2,259,778
Series 2007-1 5A14
6.00% 2/25/37		459,023	405,811
Series 2007-3 4A6
0.437% 4/25/37 ●		537,088	447,925
Series 2007-3 4A12
6.563% 4/25/37 @●∑		537,088	86,593
Series 2007-3 4A15
5.50% 4/25/37		238,484	228,055
Deutsche Mortgage Securities
Re-REMIC Trust Certificates
Series 2005-WF1 1A3
144A 2.74% 6/26/35 #●		378,320	376,059
Eurosail-UK
Series 2007-4X A2A
0.871% 6/13/45 ●	GBP	176,213	275,058
Fannie Mae Connecticut
Avenue Securities
Series 2015-C02 1M1
1.337% 5/25/25 ●		208,889	207,759
Series 2015-C02 2M1
1.387% 5/25/25 ●		258,905	257,750
First Horizon Mortgage Pass
Through Trust
Series 2005-AR2 2A1
2.733% 6/25/35 ⧫●		216,646	200,221
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		93,897	89,377
Granite Mortgages 03-2
Series 2003-2 3A
1.049% 7/20/43 ●	GBP	530,905	833,688
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●		7,239	7,516
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
3.434% 1/25/36 ●		125,333	113,575
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
3.019% 10/25/36 ●		1,003,345	877,111
Series 2006-A7 2A2
2.559% 1/25/37 ●		192,550	176,629
Series 2007-A1 6A1
2.55% 7/25/35 ●		395,004	390,564

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.428% 6/25/29 #●		92,789	$92,911
Series 2014-2 B2 144A
3.428% 6/25/29 #●		92,789	91,447
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		2,696,817	2,192,458
Ludgate Funding
Series 2008-W1X A1
1.177% 1/1/61 ●	GBP	989,918	1,495,570
Mansard Mortgages 2007-1
Parent
Series 2007-1X A2
0.752% 4/15/47 ●	GBP	1,046,338	1,539,137
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		4,442	4,574
Series 2004-5 6A1
7.00% 6/25/34		63,583	67,754
MASTR ARM Trust
Series 2003-6 1A2
2.45% 12/25/33 ●		3,949	3,930
Series 2004-4 4A1
2.44% 5/25/34 ●		155,891	151,900
MASTR Asset Securitization
Trust
Series 2003-9 2A7
5.50% 10/25/33		60,985	61,008
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
2.393% 2/25/34 ●		9,882	9,932
Series 2005-A5 A2
2.762% 6/25/35 ●		28,006	27,891
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		1,826,880	1,879,070
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34		45,931	47,545
RFMSI Trust
Series 2004-S9 1A23
5.50% 12/25/34		3,970,206	3,990,482
Series 2004-S9 2A1
4.75% 12/25/19		157,149	158,080
Sequoia Mortgage Trust
Series 2004-5 A3
0.974% 6/20/34 ●		355,298	350,701
Sequoia Mortgage Trust
Series 2007-1 4A1
2.77% 9/20/46 ●		1,031,993	822,542
Series 2013-11 B1 144A
3.698% 9/25/43 #●		408,530	397,796
Series 2015-1 B2 144A
3.899% 1/25/45 #●		391,411	384,921
Structured ARM Loan Trust
Series 2005-22 1A4
2.462% 12/25/35 ●		1,840,536	1,443,932
Series 2006-1 7A4
4.842% 2/25/36 ●		1,097,831	903,175
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
0.438% 7/19/35 ●		871,710	841,605
Structured Asset Securities
Trust
Series 2005-6 4A1
5.00% 5/25/35		60,765	61,637
Thrones
Series 2013-1 A
2.069% 7/20/44 ●	GBP	2,187,717	3,443,468
WaMu Mortgage Pass
Through Certificates Trust
Series 2005-AR13 A1A1
0.477% 10/25/45 ⧫●		5,091,901	4,736,151
Series 2005-AR16 1A3
2.341% 12/25/35 ⧫●		882,674	835,045
Series 2007-HY1 3A3
4.362% 2/25/37 ⧫●		472,005	437,910
Series 2007-HY7 4A1
4.525% 7/25/37 ⧫●		977,364	904,816
Washington Mutual
Alternative Mortgage Pass
Through Trust
Series 2005-1 5A2 6.00%
3/25/35 ⧫		50,995	24,334
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
2.601% 2/25/34 ●		228,441	231,223
Series 2006-2 3A1
5.75% 3/25/36		146,284	149,251
Series 2006-3 A11
5.50% 3/25/36		163,150	168,894
Series 2006-6 1A3
5.75% 5/25/36		87,501	85,670
Series 2006-AR5 2A1
2.713% 4/25/36 ●		86,298	81,022

28 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR11 A6
2.661% 8/25/36 ●		1,248,876	$1,183,476
Series 2006-AR17 A1
2.613% 10/25/36 ●		728,629	690,433
Series 2007-10 1A36
6.00% 7/25/37		529,543	528,787
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $55,168,618)			53,939,975

Regional Bonds – 0.20%Δ
Argentina – 0.04%
Provincia De Buenos Aires
144A 9.95% 6/9/21 #		895,000	878,389
			878,389
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	716,900	583,149
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	446,000	376,923
			960,072
Canada – 0.04%
Province of Ontario Canada
3.45% 6/2/45	CAD	551,000	463,225
Province of Quebec Canada
6.00% 10/1/29	CAD	302,000	330,442
			793,667
Spain – 0.07%
Autonomous Community of
Catalonia 4.95% 2/11/20	EUR	1,100,000	1,349,660
			1,349,660
Total Regional Bonds
(cost $4,325,046)			3,981,788

Senior Secured Loans – 7.36%«
21st Century Oncology
Tranche B 1st Lien
6.50% 4/28/22		1,025,000	1,017,313
Accudyne Industries
(Hamilton Sundstrand
Industrial) 1st Lien
4.00% 12/13/19		1,175,000	1,139,260
Air Medical Group Holdings
Tranche B 1st Lien
4.50% 4/28/22		2,275,000	2,263,625
Albertson’s Holdings Tranche
B4 1st Lien
5.51% 8/25/21		1,735,650	1,746,597
Albertsons Tranche B 1st Lien
5.385% 3/21/19		215,285	216,428
Altice Financing Tranche B 1st
Lien 5.25% 2/4/22		1,180,000	1,191,800
Amaya Gaming 1st Lien
5.00% 8/1/21		1,081,825	1,081,600
American Tire Distributors 1st
Lien 5.25% 9/26/21		633,413	640,142
Apollo Security Services
Borrower 1st Lien
5.00% 6/19/21		1,650,000	1,656,187
Apollo Security Services
Borrower 2nd Lien
9.75% 6/19/22		1,375,000	1,359,531
Applied Systems 1st Lien
4.25% 1/23/21		287,151	287,356
Applied Systems 2nd Lien
7.50% 1/23/22		1,216,531	1,222,613
Atkore International 2nd Lien
7.75% 10/9/21		850,000	799,708
Avaya Tranche B-3
4.50% 10/26/17		1,797,000	1,790,149
AVINTIV Specialty Materials
Tranche B
5.25% 12/19/19		2,300,838	2,312,342
Axalta Coating Systems U.S.
Holdings 1st Lien
3.75% 2/1/20		702,391	702,436
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		1,475,000	1,489,443
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		2,082,274	2,086,335
Blue Ribbon 1st Lien
5.75% 11/13/21		755,380	760,101
Blue Ribbon 2nd Lien
9.25% 11/13/22		290,000	289,275
Burlington Coat Factory
Warehouse Tranche B3 1st
Lien 4.25% 8/13/21		588,650	589,320
BWAY Holding Tranche B 1st
Lien 5.50% 8/14/20		722,700	727,330
Cable & Wireless Communi-
cations 5.50% 12/31/16		821,630	823,684
Cable & Wireless Communi-
cations (Unsecured)
6.50% 3/31/17		415,000	416,037

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21	2,221,955	$1,905,326
Calpine Construction Finance
Tranche B 3.00% 5/3/20	327,038	321,860
CD&R Millennium Holdco 6
(Mauser Holdings) 2nd Lien
8.25% 7/31/22	170,000	168,513
CDS US Intermediate Holdings
(Cirque Du Soleil) 1st Lien
5.00% 6/25/22	770,000	770,963
CDS US Intermediate Holdings
2nd Lien 9.25% 6/25/23	550,000	547,594
CityCenter Holdings Tranche B
1st Lien 4.25% 10/16/20	574,950	576,029
CommScope Term Loan B 1st
Lien 3.75% 5/28/22	602,000	602,282
Communications Sales &
Leasing Tranche B 1st Lien
5.00% 10/24/22	1,565,000	1,535,982
Community Health Systems
Tranche F 1st Lien
3.25% 12/31/18	421,647	421,798
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19	995,812	997,057
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21	2,047,268	2,052,527
Crown Castles Operating
Tranche B2
3.00% 1/31/21	340,442	339,038
DaVita Healthcare Partners
Tranche B 3.50% 6/24/21	747,450	748,618
DBP Holding Tranche B
5.00% 10/11/19	545,000	524,392
Dell International Tranche C
3.75% 10/29/18	6,088,453	6,092,733
Drillship Ocean Ventures
(Ocean Rig) Tranche B 1st
Lien 5.50% 7/25/21	827,656	708,474
Drillships Financing Holding
Tranche B1
6.00% 3/31/21	2,744,197	2,244,753
Dynegy Tranche B2
4.00% 4/23/20	527,736	529,331
Emdeon 1st Lien
3.75% 11/2/18	760,247	761,292
Endo Luxembourg Finance I
1st Lien 3.50% 6/24/16 @	220,000	220,000
Endo Luxembourg Finance I
Tranche B 1st Lien
3.75% 6/24/22	550,000	552,063
Energy Transfer Equity 1st Lien
3.25% 12/2/19	539,750	536,883
4.00% 12/2/19	413,588	414,179
FCA U.S. (Chrysler) Tranche B
1st Lien 3.25% 12/31/18	2,523,063	2,520,855
First Data Tranche B 1st Lien
3.50% 3/24/17	1,470,000	1,468,163
4.00% 3/24/21	1,106,681	1,110,918
First Data Tranche C1 1st Lien
3.50% 3/24/18	1,185,000	1,182,686
Flint Group 1st Lien
4.75% 9/7/21	447,144	448,262
Flint Group 2nd Lien
8.25% 9/7/22	235,000	233,825
Flint Group Tranche C 1st Lien
4.50% 9/7/21	73,918	74,011
Flying Fortress 1st Lien
3.50% 6/30/17	1,151,000	1,153,877
FMG Resources August 2006
Pty 1st Lien
3.75% 6/30/19	1,960,071	1,745,077
Gardner Denver 1st Lien
4.25% 7/30/20	2,290,193	2,240,954
Gates Global 1st Lien
4.25% 7/3/21	471,438	464,997
Global Cash Access Tranche B
6.25% 12/19/20	1,632,729	1,646,506
Green Energy Partners (Panda
Stonewall) Tranche B
6.50% 11/13/21	890,000	903,906
Hanson Building Tranche B 1st
Lien 6.50% 3/13/22	1,007,475	1,011,043
HCA 2.75% 3/31/17	5,372,658	5,376,355
HCA Tranche B4
2.75% 5/1/18	197,483	197,702
HD Supply Tranche B
4.00% 6/28/18	1,928,313	1,932,411
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20	3,312,428	3,316,108
Houghton International 1st
Lien 4.00% 12/20/19	112,125	112,139
Houghton International 2nd
Lien 9.50% 12/21/20	205,000	205,769
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21	965,150	967,160

30 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Hyperion Insurance Group
Tranche B 1st Lien
5.50% 4/30/22	842,888	$846,575
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	651,910	653,641
IBC Capital (Goodpack) 1st
Lien 4.75% 9/15/21	720,000	708,000
iHeartCommunications (Clear
Channel Communications)
Tranche D 6.75% 1/30/19	3,500,000	3,240,415
iHeartCommunications (Clear
Channel Communications)
Tranche E 1st Lien
7.50% 7/30/19	184,983	173,769
Immucor Tranche B2
5.00% 8/19/18	1,859,879	1,869,179
Ineos U.S. Finance Tranche B
3.75% 12/15/20	1,939,976	1,931,085
Ineos U.S. Finance Tranche B
1st Lien 4.25% 3/31/22	265,000	265,249
Informatica Tranche B 1st Lien
4.50% 6/3/22	380,000	379,604
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	2,246,616	2,233,511
JLL/Delta Dutch Newco 1st
Lien 4.25% 3/11/21	1,791,900	1,783,580
KIK Custom Products 1st Lien
5.50% 4/29/19	779,367	782,290
KIK Custom Products 2nd Lien
9.50% 10/29/19	200,000	201,250
Kinetic Concepts Tranche E1
4.50% 5/4/18	673,077	676,547
Kraft Heinz Tranche B2 1st
Lien 3.50% 6/5/20	1,249,195	1,250,910
Landry’s Tranche B
4.00% 4/24/18	539,424	541,919
Level 3 Financing Tranche B
4.00% 1/15/20	985,000	985,739
LTS Buyer (Lightower Fiber
Networks) 1st Lien
4.00% 4/13/20	112,725	112,302
LTS Buyer 2nd Lien
8.00% 4/1/21	627,238	625,147
Marina District Finance
(Borgata) Tranche B 1st
Lien 6.50% 8/15/18	1,254,684	1,268,352
MGM Resorts International
3.50% 12/20/19	1,620,291	1,611,852
Moxie Patriot Tranche B1
6.75% 12/19/20	720,000	722,700
MPH Acquisition (Multiplan)
Tranche B 3.75% 3/31/21	1,467,730	1,462,455
Murray Energy Tranche B1 1st
Lien 7.00% 4/14/17	380,000	378,258
Murray Energy Tranche B2 1st
Lien 7.50% 4/16/20	705,000	654,769
Neiman Marcus 1st Lien
4.25% 10/25/20	279,545	278,322
NEP/NCP 10.00% 7/22/20	438,571	436,013
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20	859,147	849,696
New Albertsons 1st Lien
4.75% 6/27/21	382,113	383,116
NRG Energy Tranche B
2.75% 7/1/18	970,144	963,657
Numericable U.S.
4.50% 5/21/20	1,261,664	1,266,395
Numericable U.S. Tranche B2
1st Lien 4.50% 5/21/20	1,091,511	1,095,729
Offshore Group Investment
(Vantage Drilling) Tranche
B 1st Lien
5.00% 10/25/17	672,686	478,280
Offshore Group Investment
Tranche B 1st Lien
5.75% 3/28/19	678,858	419,619
Old HB (Hostess Brands) 1st
Lien 6.75% 3/20/20	1,488,444	1,525,655
Pacific Drilling Tranche B
4.50% 6/3/18	1,093,504	889,383
Panda Liberty (Moxie Liberty)
Tranche B 7.50% 8/21/20	1,927,000	1,931,817
Quickrete 2nd Lien
7.00% 3/30/21	322,737	325,157
Republic of Angola
(Unsecured)
6.25% 12/16/23	1,850,000	1,822,250
Reynolds Group Holdings
Tranche B 1st Lien
4.50% 12/1/18	1,508,883	1,514,730
Rite Aid 2nd Lien
4.875% 6/21/21	445,000	446,252
5.75% 8/21/20	1,535,000	1,551,629
RPI Finance Trust (Royalty
Pharma) Tranche B4 1st
Lien 3.50% 11/9/20	308,450	309,067
SAM Finance Lux (Santander
Asset Management)
Tranche B
4.25% 12/17/20	713,442	716,118

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
Scientific Games International
6.00% 10/18/20		1,595,700	$1,597,396
Scientific Games International
Tranche B2 1st Lien
6.00% 10/1/21		1,741,250	1,742,140
Sensus USA
4.75% 5/9/17		884,054	880,186
8.50% 5/9/18		295,000	293,525
SIG Combibloc PurchaseCo
1st Lien 5.25% 3/13/22		857,850	857,926
Signode Industrial Group
Tranche B 1st Lien
3.75% 5/1/21		788,889	787,780
Sinclair Television Group
Tranche B1 1st Lien
3.50% 7/30/21		3,830,000	3,833,830
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		1,023,824	1,024,618
Solenis International (Ashland
Water) 1st Lien
4.25% 7/31/21		401,963	400,204
Solenis International 2nd Lien
7.75% 7/31/22		325,000	315,352
Spectrum Brands 1st Lien
3.75% 6/23/22		550,000	551,948
SS&C Technologies (European
Holdings) Tranche B2 1st
Lien 4.00% 7/8/22		101,000	101,189
SS&C Technologies Tranche B1
1st Lien 4.00% 7/8/22		450,000	450,844
Standard Aero 1st Lien
5.25% 6/23/22		550,000	550,917
Stena International 1st Lien
4.00% 3/3/21		118,500	111,192
Summit Materials Tranche B
1st Lien 4.25% 6/26/22		550,000	550,687
SUPERVALU 1st Lien
4.50% 3/21/19		466,800	468,418
Surgical Care Affiliates
Tranche B 1st Lien
4.25% 3/17/22		760,000	762,850
TransDigm Tranche E 1st Lien
3.50% 5/14/22		603,190	596,889
Tribune Media Tranche B 1st
Lien 3.75% 12/27/20		550,000	550,683
United Airlines Tranche B
3.50% 4/1/19		249,900	249,952
Univar Tranche B 1st Lien
4.25% 7/1/22		61,000	60,943
Univision Communications 1st
Lien 4.00% 3/1/20		924,124	920,225
Univision Communications
Tranche C4 4.00% 3/1/20		2,853,060	2,838,398
US Airways Tranche B1
3.50% 5/23/19		254,553	254,325
US Airways Tranche B2
3.00% 11/23/16		87,220	87,138
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19		555,825	556,867
Valeant Pharmaceuticals
International Tranche BE
3.50% 8/5/20		780,273	778,615
Valeant Pharmaceuticals
International Tranche B-F1
1st Lien 4.00% 4/2/22		1,710,713	1,711,879
Varsity Brands Tranche B 1st
Lien 6.00% 12/15/21		726,350	731,344
Weight Watchers International
3.00% 4/2/16		268,112	239,960
Wide Open West Finance
Tranche B 1st Lien
4.50% 4/1/19		1,876,812	1,877,750
Ziggo Tranche B 2nd Lien
3.50% 1/15/22		616,000	609,879
Ziggo Tranche B 3rd Lien
3.50% 1/15/22		1,013,100	1,003,033
Ziggo Tranche B1 1st Lien
3.50% 1/15/22		955,900	946,401
Total Senior Secured Loans
(cost $151,503,604)			150,350,289

Sovereign Bonds – 3.94%Δ
Armenia – 0.03%
Republic of Armenia 144A
6.00% 9/30/20 #		605,000	595,562
			595,562
Australia – 0.04%
Australia Government
Bond
3.25% 4/21/25	AUD	625,000	491,913
3.75% 4/21/37	AUD	352,000	276,497
			768,410

32 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Brazil – 1.52%
Banco Nacional de
Desenvolvimento
Economico e Social
144A 6.369%
6/16/18 #		1,500,000	$1,612,500
144A 6.50% 6/10/19 #		2,500,000	2,709,375
Brazil Letras do Tesouro
Nacional
11.65% 1/1/16 ^	BRL	6,000,000	1,802,367
12.15% 1/1/18 ^	BRL	900,000	212,015
12.65% 4/1/16 ^	BRL	77,100,000	22,414,333
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	2,422,000	740,101
10.00% 1/1/23	BRL	2,638,000	748,959
10.00% 1/1/25	BRL	2,638,000	734,486
			30,974,136
Canada – 0.01%
Canadian Government
Bond 2.75% 12/1/48	CAD	171,000	150,512
			150,512
Colombia – 0.06%
Colombia Government
International Bond
4.375% 3/21/23	COP	1,816,000,000	633,282
5.00% 6/15/45		200,000	186,000
9.85% 6/28/27	COP	719,000,000	340,013
			1,159,295
Costa Rica – 0.03%
Costa Rica Government
International Bond
5.625% 4/30/43		841,000	702,235
			702,235
Dominican Republic – 0.06%
Dominican Republic
International Bond
144A 5.50% 1/27/25 #		400,000	403,000
Dominican Republic
International Bonds
144A 6.85% 1/27/45 #		800,000	820,000
			1,223,000
Ecuador – 0.03%
Ecuador Government
International Bond
144A 10.50%
3/24/20 #		615,000	619,613
			619,613
Germany – 0.55%
Bundesrepublik
Deutschland
0.50% 2/15/25	EUR	268,000	291,218
2.50% 7/4/44	EUR	500,000	680,197
4.25% 7/4/39	EUR	5,500,000	9,496,445
4.75% 7/4/40	EUR	400,000	744,575
			11,212,435
Indonesia – 0.13%
Indonesia Government
International Bond
144A 4.625%
4/15/43 #		1,110,000	1,001,775
144A 5.125%
1/15/45 #		200,000	191,250
Indonesia Treasury Bond
8.375% 3/15/24	IDR	18,939,000,000	1,426,423
			2,619,448
Italy – 0.09%
Italy Buoni Poliennali Del
Tesoro
1.35% 4/15/22	EUR	1,526,000	1,657,199
1.50% 6/1/25	EUR	191,000	197,907
			1,855,106
Ivory Coast – 0.05%
Ivory Coast Government
International Bond
144A 6.375% 3/3/28 #		1,156,000	1,132,880
			1,132,880
Japan – 0.01%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	19,050,000	148,032
			148,032
Mexico – 0.31%
Mexican Bonos
7.50% 6/3/27	MXN	25,246,000	1,768,638
8.00% 6/11/20	MXN	40,900,000	2,921,794
10.00% 12/5/24	MXN	15,400,000	1,257,090
Mexico Government
International Bond
3.60% 1/30/25		200,000	197,700
4.60% 1/23/46		200,000	185,750
			6,330,972
Norway – 0.07%
Kommunalbanken
144A 2.125%
4/23/25 #		1,560,000	1,490,153

(continues)     NQ-OPTFI [6/15] 8/15 (14998) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Norway (continued)
Kommunalbanken
5.00% 3/28/19	NZD	72,000	$51,338
Norway Government Bond
144A 2.00% 5/24/23 #	NOK	126,000	16,507
			1,557,998
Pakistan – 0.04%
Pakistan Government
International Bond
144A 7.875%
3/31/36 #		886,000	863,850
			863,850
Poland – 0.05%
Poland Government Bond
3.25% 7/25/25	PLN	3,628,000	963,542
			963,542
Portugal – 0.01%
Portugal Government
International Bond
144A 5.125%
10/15/24 #		131,000	134,285
			134,285
Republic of Korea – 0.09%
Inflation Linked Korea
Treasury Bond 1.125%
6/10/23	KRW	1,081,249,896	931,120
Republic of Korea 7.125%
4/16/19		700,000	832,720
			1,763,840
Senegal – 0.03%
Senegal Government
International Bond
144A 6.25% 7/30/24 #		710,000	683,730
			683,730
Singapore – 0.03%
Temasek Financial I 144A
2.375% 1/23/23 #		560,000	545,717
			545,717
Slovenia – 0.24%
Slovenia Government
International Bonds
4.125% 2/18/19		200,000	208,500
5.50% 10/26/22		4,300,000	4,784,610
			4,993,110
South Africa – 0.17%
South Africa Government
Bond 8.00% 1/31/30	ZAR	38,153,000	2,962,024
South Africa Government
International Bond
5.375% 7/24/44		444,000	443,899
			3,405,923
Spain – 0.15%
Spain Government Bond
144A 2.15%
10/31/25 #	EUR	1,500,000	1,641,924
144A 3.80% 4/30/24 #	EUR	1,100,000	1,383,827
			3,025,751
Sri Lanka – 0.04%
Sri Lanka Government
International Bond
144A 6.125% 6/3/25 #		880,000	869,000
			869,000
Turkey – 0.04%
Turkey Government
International Bond
4.25% 4/14/26		880,000	839,881
			839,881
United Kingdom – 0.06%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	156,511
3.25% 1/22/44	GBP	270,500	468,976
3.50% 1/22/45	GBP	138,800	252,383
United Kingdom Gilt
Inflation Linked 0.125%
3/22/24	GBP	277,774	472,241
			1,350,111
Total Sovereign Bonds
(cost $84,045,046)			80,488,374

Supranational Banks – 0.32%
Corp Andina de Fomento
0.829% 1/29/18 ●		1,800,000	1,808,905
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	45,500,000	712,765
7.375% 4/15/19	IDR	6,240,000,000	451,625
Inter-American
Development Bank
6.00% 9/5/17	INR	67,600,000	1,051,680
7.25% 7/17/17	IDR	7,830,000,000	571,459

34 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Supranational Banks (continued)
International Bank for
Reconstruction &
Development
0.255% 4/17/19 ●		440,000	$440,521
2.50% 11/25/24		440,000	441,388
3.75% 2/10/20	NZD	500,000	341,924
4.625% 10/6/21	NZD	862,000	611,388
International Finance
3.625% 5/20/20	NZD	163,000	110,575
Total Supranational
Banks (cost $6,885,443)			6,542,230

U.S. Treasury Obligations – 17.47%
U.S. Treasury Bonds
2.50% 2/15/45		47,900,000	42,165,891
2.75% 8/15/42		900,000	837,492
2.75% 11/15/42		600,000	558,281
3.00% 5/15/42		7,300,000	7,153,431
3.00% 11/15/44		1,700,000	1,663,210
3.00% 5/15/45		1,285,000	1,259,500
3.125% 8/15/44		10,955,000	10,974,686
6.125% 11/15/27		3,300,000	4,577,978
U.S. Treasury Inflation
Indexed Bonds
0.125% 4/15/20		2,727,891	2,753,252
0.125% 7/15/22		2,057,720	2,044,699
0.125% 7/15/24		35,472,908	34,649,830
0.25% 1/15/25		799,136	785,089
0.75% 2/15/45		3,717,575	3,404,485
1.75% 1/15/28		29,612,081	33,591,205
2.00% 1/15/26		3,814,624	4,385,029
2.375% 1/15/25		21,313,126	25,106,202
2.375% 1/15/27		4,305,754	5,158,496
2.50% 1/15/29		12,706,060	15,689,011
3.875% 4/15/29		273,454	387,962
U.S. Treasury Notes
0.50% 3/31/17		9,100,000	9,091,464
0.50% 4/30/17 ∞		3,000,000	2,995,314
0.625% 5/31/17		12,600,000	12,599,017
1.625% 6/30/20		1,140,000	1,140,000
2.00% 10/31/21		1,600,000	1,603,000
2.00% 2/15/25		400,000	388,656
2.125% 9/30/21 ∞		20,900,000	21,110,630
2.125% 5/15/25		31,760,000	31,186,827
2.375% 8/15/24		8,000,000	8,043,752
2.50% 5/15/24		14,800,000	15,054,448
2.75% 2/15/24 ∞		54,300,000	56,378,658
Total U.S. Treasury
Obligations
(cost $360,661,628)			356,737,495

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		1,975,000	0
Total Common Stock
(cost $59,791)			0

Convertible Preferred Stock – 0.21%
Alcoa 5.375% exercise price
$19.39, expiration date
10/1/17		5,800	229,274
Anadarko Petroleum 7.50%
exercise price $69.84,
expiration date 6/7/18		5,004	252,252
ArcelorMittal 6.00% exercise
price $19.98, expiration
date 12/21/15		9,300	147,347
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		203	229,441
Chesapeake Energy 5.75%
exercise price $26.10,
expiration date 12/31/49		292	210,240
Crown Castle International
4.50% exercise price
$90.25, expiration date
11/1/16		3,400	350,880
Dominion Resources 6.125%
exercise price $64.99,
expiration date 4/1/16		5,082	272,344
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 @		2,990	297,206
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17		6,250	283,500
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49		337	73,088
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49		305	408,700

(continues)       NQ-OPTFI [6/15] 8/15 (14998) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	13,632	$390,966
Maiden Holdings 7.25%
exercise price $15.30,
expiration date 9/15/16	10,743	593,551
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	3,927	265,073
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	321	377,175
Total Convertible Preferred
Stock (cost $5,215,192)		4,381,037

Preferred Stock – 0.29%
Ally Financial 144A 7.00% #	1,151	1,168,805
Bank of America 6.10% ●	635,000	627,856
Citigroup 8.40% ●	1,900,000	2,166,000
Integrys Energy Group
6.00% ●	35,650	949,359
Morgan Stanley 5.55% ●	350,000	347,900
National Retail Properties
5.70%	9,340	226,215
Public Storage 5.20%	18,720	435,989
Total Preferred Stock
(cost $5,875,101)		5,922,124

	Number of
	contracts
Options Purchased – 0.03%
Call Option – 0.01%
U.S. Treasury 10 yr Notes,
strike price $127.50,
expires 7/24/15	353	126,859
		126,859
Put Swaptions – 0.02%
10 yr IRS pay a fixed rate
2.58% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 5/12/16	4,400,000	155,254

10 yr IRS pay a fixed rate
2.58% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 5/23/16	10,300,000	371,171
		526,425
Total Options Purchased
(premium paid $538,415)		653,284

	Principal
	amount°
Short-Term Investments – 10.22%
Discount Notes – 3.22%≠
Federal Home Loan Bank
0.04% 7/21/15	1,979,919	1,979,907
0.05% 8/14/15	4,067,057	4,066,906
0.055% 7/31/15	4,335,849	4,335,814
0.065% 8/5/15	2,693,793	2,693,715
0.065% 9/2/15	7,744,665	7,743,976
0.07% 8/11/15	6,311,194	6,310,979
0.08% 7/17/15	8,438,797	8,438,763
0.08% 7/22/15	11,251,729	11,251,661
0.095% 7/14/15	5,491,152	5,491,130
0.10% 10/23/15	7,744,665	7,742,481
Freddie Mac 0.075%
10/1/15	5,660,282	5,658,997
		65,714,329
Commercial Papers – 5.24% ≠
Amcor 0.47% 7/20/15	4,300,000	4,299,419
Deutsche Telekom 0.50%
7/15/15	6,700,000	6,699,344
Duke Energy 0.43%
7/13/15 ≥	4,500,000	4,499,618
Edison International 0.46%
7/16/15	3,600,000	3,599,621
ENI Finance USA
0.55% 7/23/15	5,500,000	5,498,925
1.297% 6/2/16	4,500,000	4,452,764
1.297% 6/3/16	2,300,000	2,272,359
Entergy
0.952% 8/3/15	9,000,000	8,996,192
0.952% 9/4/15	3,100,000	3,097,255
0.972% 8/27/15	4,300,000	4,296,730
Glencore Funding
0.56% 7/14/15	4,400,000	4,399,548
0.56% 7/15/15	1,800,000	1,799,801

36 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Short-Term Investments (continued)
Commercial Papers≠ (continued)
Hyundai Capital America
0.52% 7/15/15		3,200,000	$3,199,687
Mohawk Industries 0.44%
7/7/15		1,400,000	1,399,936
Mondelez International
0.46% 7/6/15		5,800,000	5,799,773
0.46% 7/7/15 ≥		4,500,000	4,499,794
Nationwide Building Society
0.43% 8/27/15		2,200,000	2,199,320
Pacific Gas & Electric
0.00% 7/7/15		4,400,000	4,399,670
0.43% 7/6/15		2,700,000	2,699,927
Plains All Amer Pipeline
0.53% 7/20/15		3,300,000	3,299,555
Tesco Treasury Services
2.778% 8/17/15		1,400,000	1,395,727
Thermo Fisher Scientific
0.942% 8/24/15		4,500,000	4,496,783
1.066% 9/14/15		1,800,000	1,798,115
Volvo Treasury 0.50% 7/6/15		4,500,000	4,499,824
Williams Partners
0.51% 7/10/15		1,300,000	1,299,915
0.51% 7/13/15		4,400,000	4,399,252
0.52% 7/7/15		900,000	899,959
0.52% 7/8/15		3,100,000	3,099,838
0.55% 7/15/15		3,800,000	3,799,628
			107,098,279
Repurchase Agreements – 1.67%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$9,454,357 (collateralized
by U.S. government
obligations
0.125%–0.625%
4/15/17–6/30/17;
market value $9,643,436)		9,454,344	9,454,344
Bank of Montreal 0.07%,
dated 6/30/15, to be
repurchased on 7/1/15,
repurchase price
$15,757,271
(collateralized by U.S.
government obligations
0.25%–8.00%
1/31/16–8/15/23;
market value $16,072,385)		15,757,240	15,757,240
BNP Paribas 0.08%, dated
6/30/15, to be repurchased
on 7/1/15, repurchase price
$8,851,240 (collateralized
by U.S. government
obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $9,028,249)		8,851,220	8,851,220
			34,062,804

U.S. Treasury Obligation – 0.09%≠
U.S. Treasury Bill 0.01%
11/12/15		1,892,000	1,891,807
			1,891,807
Total Short-Term
Investments
(cost $208,737,138)			208,767,219

Total Value of
Securities – 117.76%
(cost $2,411,205,761)			2,405,280,124

	Number of
	contracts
Options Written – (0.05%)
Call Swaption – 0.00%
10 yr IRS pay a fixed rate
2.35% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/3/15
(MSC)		(10,700,000)	(62,863)
			(62,863)
Currency Call Options – (0.01%)
EUR vs USD strike price
$1.145, expiration date
7/30/15 (BAML)	EUR	(9,800,000)	(57,207)
USD vs INR strike price $65,
expiration date 7/16/15
(JPMC)		(1,100,000)	(635)
USD vs JPY strike price
$123.55, expiration date
7/28/15 (CITI)		(5,200,000)	(24,622)
			(82,464)
Currency Put Options – (0.01%)
EUR vs USD strike price
$1.09, expiration date
8/6/15 (BNP)	EUR	(1,600,000)	(15,246)

(continues)       NQ-OPTFI [6/15] 8/15 (14998) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of		Value
	contracts		(U.S. $)
Options Written (continued)
Currency Put Options (continued)
EUR vs USD strike price
$1.101, expiration date
7/28/15 (JPMC)	EUR	(4,200,000)	$(43,647)
EUR vs USD strike price
$1.11, expiration date
7/29/15 (CITI)	EUR	(8,000,000)	(99,498)
USD vs INR strike price
$61.50, expiration date
7/15/15 (JPMC)		(1,100,000)	(19)
			(158,410)
Futures Call Options – (0.01%)
Euro-Bund Futures exercise
price $154, expiration date
7/24/15 (BAML)	EUR	(59)	(42,082)
Euro-Bund Futures exercise
price $154.50, expiration
date 7/24/15 (BAML)	EUR	(70)	(40,566)
Euro-Bund Futures exercise
price $155, expiration date
7/24/15 (HSBC)	EUR	(73)	(33,355)
IMM Eurodollar Future
exercise price $99.13,
expiration date 12/14/15
(BAML)		(94)	(82,250)
U.S. Treasury 10 yr Future
exercise price $126.50,
expiration date 7/24/15
(BAML)		(49)	(33,688)
U.S. Treasury 10 yr Futures
exercise price $127,
expiration date 7/24/15
(BAML)		(98)	(49,000)
			(280,941)
Put Swaptions – (0.02%)
10 yr IRS pay a fixed rate
2.75% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/3/15
(MSC)		(10,700,000)	(28,687)
2 yr IRS pay a fixed rate
2.50% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 05/12/16
(MSC)		(42,300,000)	(128,550)
2 yr IRS pay a fixed rate
2.50% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 05/23/16
(MSC)		(98,300,000)	(307,188)
ITRAXX 5 yr strike price EUR
0.95, expiration date
8/19/15 (BNP)	EUR	(10,700,000)	(21,464)
			(485,889)

Total Options Written
(premium
received $1,087,207)			(1,070,567)

Liabilities Net of
Receivables and Other
Assets – (17.71%)★			(361,715,092)
Net Assets – 100.00%			$2,042,494,465
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $346,209,273,which represents 16.95% of the Fund’s net assets.
@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $12,968,464, which represents 0.63% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of additional cash.
★	Of this amount, $3,503,000 represents cash collateral posted for derivatives, $207,507,650 receivable for securities sold, and $583,868,356 payable for securities purchased as of June 30, 2015.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015,the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2015, the aggregate value of these securities was $8,999,412,which represents 0.44% of the Fund’s net assets.

38 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts and reverse repurchase agreements.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero coupon security.The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at June 30, 2015.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2015.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts were outstanding at June 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(1,363,826)	USD	1,040,272	7/31/15	$(9,704)
BAML	CAD	(1,479,790)	USD	1,190,662	7/31/15	6,595
BAML	EUR	2,428,000	USD	(2,717,097)	7/1/15	(11,176)
BAML	EUR	93,277,000	USD	(104,386,910)	7/2/15	(431,500)
BAML	EUR	(468,081)	USD	524,588	7/31/15	2,712
BAML	EUR	(73,691,000)	USD	82,278,997	8/4/15	115,530
BAML	GBP	(1,013,000)	USD	1,547,379	7/2/15	(44,122)
BAML	JPY	(216,906,428)	USD	1,762,000	7/1/15	(11,003)
BAML	JPY	(2,390,583,648)	USD	33,484,085	7/2/15	(358,524)
BAML	JPY	(72,732,527)	USD	592,660	7/31/15	(2,083)
BAML	JPY	(934,000,000)	USD	7,563,123	8/4/15	(74,654)
BAML	MXN	1,228,645	USD	(80,017)	7/7/15	(1,884)
BAML	NZD	(2,261,616)	USD	1,596,624	7/31/15	68,341
BAML	RUB	203,333,070	USD	(3,743,245)	7/6/15	(66,768)
BAML	RUB	(376,767,270)	USD	6,841,295	8/14/15	128,802
BNP	AUD	1,351,000	USD	(1,030,592)	7/2/15	11,309
BNP	AUD	(1,065,649)	USD	813,267	7/31/15	(7,150)
BNP	BRL	(7,750,614)	USD	2,469,134	8/4/15	9,234
BNP	CAD	(3,447,000)	USD	2,760,055	7/2/15	768
BNP	EUR	(1,684,000)	USD	1,855,409	7/1/15	(21,350)
BNP	EUR	(94,582,000)	USD	103,108,161	7/2/15	(2,301,647)
BNP	JPY	377,500,000	USD	(3,081,481)	7/1/15	4,220
BNP	JPY	(1,793,483,648)	USD	(21,902,738)	7/2/15	292,526
BNP	JPY	(2,647,883,648)	USD	23,132,726	8/4/15	(268,801)
BNP	MXN	17,410,079	USD	(1,149,293)	7/7/15	(42,145)
BNP	NOK	(1,488,645)	USD	188,550	7/31/15	(1,145)
BNP	NZD	1,492,171	USD	(1,053,504)	7/31/15	(45,172)
CITI	AUD	(1,356,000)	USD	1,034,315	7/2/15	(11,442)
CITI	BRL	(68,463,662)	USD	20,579,434	4/1/16	535,345
CITI	CNY	(55,270,000)	USD	8,633,239	9/8/15	(236,902)
CITI	DKK	(15,305,000)	USD	2,325,903	10/1/15	33,165
CITI	DKK	(44,344,000)	USD	6,836,777	1/4/16	174,378
CITI	EUR	(628,000)	USD	698,446	7/2/15	(1,447)
CITI	GBP	(302,000)	USD	460,021	7/2/15	(14,444)
CITI	ILS	(4,846,225)	USD	1,253,226	8/12/15	(31,185)
CITI	INR	104,065,016	USD	(1,605,198)	8/24/15	13,916
CITI	MXN	(10,216,000)	USD	670,169	7/7/15	20,509
CITI	MXN	(29,156,000)	USD	1,844,308	9/30/15	1,348
DB	EUR	(1,208,000)	USD	1,325,796	7/1/15	(20,477)
DB	EUR	3,609,000	USD	(4,045,580)	7/2/15	(23,420)
DB	EUR	(3,315,000)	USD	3,714,911	8/4/15	18,715
DB	JPY	(160,566,572)	USD	1,310,000	7/1/15	(2,478)
DB	JPY	1,424,900,000	USD	(11,526,537)	7/2/15	120,807
DB	KRW	284,542,200	USD	(262,735)	7/24/15	(8,732)
DB	MXN	44,488,939	USD	(2,926,634)	7/7/15	(97,475)
DB	MXN	(4,517,226)	USD	287,270	7/31/15	529
DB	MXN	(60,086,574)	USD	3,842,000	9/30/15	43,908
HSBC	GBP	(627,944)	USD	958,952	7/31/15	(27,392)
JPMC	BRL	(6,000,000)	USD	2,085,143	1/5/16	279,637
JPMC	CAD	3,446,000	USD	(2,769,693)	7/2/15	(11,207)
JPMC	DKK	(14,000,000)	USD	2,192,810	10/1/15	95,566
JPMC	EUR	(1,676,000)	USD	1,893,576	7/2/15	25,708
JPMC	EUR	(6,946,000)	USD	7,781,121	8/4/15	36,390
JPMC	GBP	(3,263,000)	USD	4,964,924	7/2/15	(161,502)
JPMC	GBP	(281,000)	USD	441,065	8/4/15	(302)
JPMC	INR	309,314,880	USD	(4,809,000)	7/24/15	33,260
JPMC	INR	129,291,420	USD	(1,990,017)	8/24/15	21,587
JPMC	KRW	(1,037,881,750)	USD	923,637	7/31/15	(2,698)
JPMC	KRW	(2,147,483,648)	USD	2,888,090	9/11/15	19,867
JPMC	MXN	65,089,000	USD	(4,148,755)	7/1/15	(7,705)
JPMC	MXN	(74,047,000)	USD	4,718,395	7/7/15	9,567
JPMC	PLN	(864,314)	USD	231,943	7/31/15	2,338
JPMC	RUB	(203,333,070)	USD	3,564,000	7/6/15	(112,477)
JPMC	SEK	(2,297,505)	USD	275,144	7/31/15	(2,089)
MSC	CNY	55,270,000	USD	(8,599,999)	9/8/15	270,142
TD	CAD	1,929,232	USD	(1,552,676)	7/31/15	(8,985)
TD	EUR	(1,268,991)	USD	1,422,366	7/31/15	7,535
TD	JPY	60,018,033	USD	(480,033)	7/31/15	10,743
TD	MXN	16,828,993	USD	(1,073,620)	7/2/15	(3,018)
TD	ZAR	(30,687,108)	USD	2,463,726	7/31/15	(44,942)
						$(2,114,150)

(continues)       NQ-OPTFI [6/15] 8/15 (14998) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
72	90 Day IMM Eurodollar	$17,934,445	$17,934,300	9/15/15	$(145)
(747)	90 Day IMM Eurodollar	(184,995,674)	(185,022,562)	6/14/16	(26,888)
(213)	90 Day IMM Eurodollar	(52,555,866)	(52,637,625)	9/20/16	(81,759)
(626)	90 Day IMM Eurodollar	(153,389,042)	(153,542,150)	9/19/17	(153,108)
(469)	90 Day IMM Eurodollar	(115,352,726)	(115,643,675)	12/20/16	(290,949)
(711)	90 Day Sterling	(137,605,803)	(137,509,111)	6/16/17	96,692
(114)	90 Day Sterling	(22,029,547)	(22,018,770)	6/22/17	10,777
15	Euro-Bobl	2,158,147	2,166,157	9/9/15	8,010
421	Euro-Bund	70,858,730	71,315,885	9/9/15	457,155
48	Euro-Schatz	5,947,008	5,952,500	9/9/15	5,492
1	Long Gilt	183,323	181,823	9/29/15	(1,500)
172	U.S. Treasury 2 yr Notes	37,622,628	37,657,250	9/30/15	34,622
22	U.S. Treasury 5 yr Notes	2,626,349	2,623,672	9/30/15	(2,677)
	U.S. Treasury 10 yr
(174)	Notes	(22,090,089)	(21,953,906)	9/21/15	136,183
	U.S. Treasury Long
(74)	Bonds	(11,283,865)	(11,162,438)	9/21/15	121,427
		$(561,971,982)			$313,332

Swap Contracts
CDS Contracts1

				Annual
	Swap			Protection		Unrealized
	Referenced			Payments	Termination	Appreciation
Counterparty	Obligation	Notional Value[2]		(Receipts)	Date	(Depreciation)
	Protection
	Purchased:

CITI	CDX.EM.23		4,610,000	1.00%	6/20/20	$44,745
	ICE -
JPMC	CDX.NA.HY.24		4,752,000	5.00%	6/20/20	(9,286)
	ICE -
	ITRAXX
	Europe
	Crossover
	Series 23
JPMC	Version 1	EUR	5,280,000	5.00%	6/20/20	106,301
	Protection Sold
	(Moody’s Rating):

	Finmeccanica
	Finance (Ba)
CITI	5 yr CDS	EUR	300,000	5.00%	3/20/19	9,004
	ICE -
	CDX.NA.HY.24
CSFB	(Ba)		6,435,000	5.00%	6/20/20	7,088
	ICE -
	ITRAXX
	Europe
	Crossover
	Series 23
	Version 1
CSFB	(BB)	EUR	6,300,000	5.00%	6/20/20	(1,454)
	Mexico LA
	SP (A)
JPMC	5 yr CDS		14,300,000	1.00%	12/20/19	(228,603)
	Republic of
	Brazil (Baa)
JPMC	5 yr CDS		2,000,000	1.00%	9/20/19	(74,435)
Total						$(146,640)

Interest Rate Swap Contracts3

				Fixed	Variable
				Interest	Interest
	Swap			Rate	Rate		Unrealized
	Referenced			Received	Received	Termination	Appreciation
Counterparty	Obligations	Notional Value[2]		(Paid)	(Paid)	Date	(Depreciation)
	CME – 2 yr
	TIEE-Banxico
CSFB	28D	MXN	139,300,000	4.04%	3.295%	2/3/17	$27,967
	CME – 5 yr
	TIEE-Banxico
CSFB	28D	MXN	209,200,000	5.27%	3.307%	2/5/20	14,411
	CME – 10 yr
	TIEE-Banxico
CSFB	28D	MXN	13,700,000	5.98%	3.302%	8/26/24	(2,910)
	CME – 10 yr
	TIEE-Banxico
CSFB	28D	MXN	30,600,000	6.53%	3.310%	6/5/25	12,879
	CME – 15 yr
	TIEE-Banxico
CSFB	28D	MXN	312,900,000	5.99%	3.305%	1/8/30	(1,046,756)
	CME – 2 yr
	GBP-BBA-LIBOR
CSFB	6M	GBP	3,200,000	1.50%	0.684%	12/16/17	(9,141)
	CME – 30 yr
	USD-BBA-LIBOR
CSFB	3M		1,700,000	2.75%	0.281%	12/16/45	(27,024)
	CME – 4 yr
	USD-BBA-LIBOR
CSFB	3M		1,800,000	2.00%	0.281%	12/16/19	(5,889)
	CME – 7 yr
	USD-BBA-LIBOR
CSFB	3M		1,700,000	2.25%	0.281%	12/16/22	(8,606)
	LCH – 30 yr
	USD-BBA-LIBOR
CSFB	3M		50,900,000	2.75%	0.283%	12/16/45	(536,761)
	LCH – 5 yr
	USD-BBA-LIBOR
CSFB	3M		61,900,000	2.00%	0.281%	12/16/20	(238,353)

40 NQ-OPTFI [6/15] 8/15 (14998)

(Unaudited)

				Fixed	Variable
				Interest	Interest
	Swap			Rate	Rate		Unrealized
	Referenced			Received	Received	Termination	Appreciation
Counterparty	Obligations	Notional Value[2]		(Paid)	(Paid)	Date	(Depreciation)
	LCH - 7 yr
	USD-BBA-LIBOR
CSFB	3M		51,800,000	2.25%	0.282%	12/16/22	$(270,097)

	LCH -10 yr
	USD-BBA-LIBOR
CSFB	3M		5,100,000	2.50%	0.281%	12/16/25	(36,241)

	CME - 5 yr
	USD-BBA-LIBOR
JPMC	3M		2,300,000	1.67%	0.276%	2/17/20	1,396

	CME - 7 yr
	USD-BBA-LIBOR
JPMC	3M		2,240,000	2.27%	0.284%	2/26/21	(44,268)
	CME - 10 yr
JPMC	USD-BBA-LIBOR		8,680,000	2.84%	0.284%	2/26/24	(357,704)
	CME - 10 yr
	USD-BBA-LIBOR
JPMC	3M		2,000,000	2.45%	0.283%	6/17/25	(2,247)
	CME - 3 yr
	USD-BBA-LIBOR
JPMC	3M		3,700,000	1.28%	0.286%	9/16/17	(24,547)
	CME - 7 yr
	USD-BBA-LIBOR
JPMC	3M		2,800,000	2.22%	0.279%	5/12/21	(43,146)
	CME - 7 yr
	USD-BBA-LIBOR
JPMC	3M		1,750,000	2.24%	0.279%	7/28/21	(27,106)
	CME - 7 yr
	USD-BBA-LIBOR
JPMC	3M		5,175,000	2.00%	0.282%	5/26/22	37,333
	CME - 10 yr
	EURIBOR-
MSC	Reuters 6M	EUR	2,700,000	0.75%	0.288%	9/16/25	(134,589)
	CME - 10 yr
	USD-BBA-LIBOR
MSC	3M		900,000	2.50%	2.808%	12/16/25	(5,467)
	CME - 15 yr
	USD-OIS-
MSC	COMPOUND		17,700,000	0.50%	0.140%	6/18/16	(14,869)
	CME - 5 yr
	TIEE-Banxico
MSC	28D	MXN	35,400,000	5.62%	3.309%	6/2/20	10,386
							$(2,731,349)

Reverse Repurchase Agreements

	Interest	Trade	Maturity	Face	Repurchase
Counterparty	Rate	Date	Date	Value	Price
BCLY – U.S. Treasury Note	0.60%	6/25/15	7/2/15	$(2,094,750)	$(2,094,994)
BAML – U.S. Treasury Note	0.42%	6/18/15	7/8/15	(5,214,375)	(5,215,348)
				$(7,309,125)	$(7,310,342)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts, notional values, and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BBA – LIBOR – British Bankers Association Rate
BCLY – Barclays Bank
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
CNY – China Renminbi
COP – Colombian Peso
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities

(continues)       NQ-OPTFI [6/15] 8/15 (14998) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Summary of abbreviations: (continued)
HSBC – Hong Kong Shanghai Bank
ICE LIBOR – IntercontinentalExchange London Interbank Offered Rate
IDR – Indonesian Rupiah
ILS – Israeli Shekel
IMM – International Monetary Market
INR – Indian Rupee
IRS – Interest Rate Swaptions
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LCH – London Clearing House
M – Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
OIS – COMPOUND – Overnight Indexed Swaps Federal Funds Compound Rate
PIK – Payment-in-kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TIEE – Banxico – Interbank Equilibrium Interest Rate Banco de Mexico
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

42 NQ-OPTFI [6/15] 8/15 (14998)

Notes

Optimum Fixed Income Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-OPTFI [6/15] 8/15 (14998) 43

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities	$—	$659,488,166	$—	$659,488,166
Corporate Debt[1]	4,551,971	881,917,772	—	886,469,743
Foreign Debt	—	91,012,392	—	91,012,392
Municipal Bonds	—	41,498,375	—	41,498,375
Senior Secured Loans[1]	—	148,528,039	1,822,250	150,350,289
Convertible Preferred Stock[1]	3,720,921	660,116	—	4,381,037
Preferred Stock[1]	1,611,563	4,310,561	—	5,922,124
U.S. Treasury Obligations	—	356,737,495	—	356,737,495
Short-Term Investments	—	208,767,219	—	208,767,219
Options Purchased	126,859	526,425	—	653,284
Total	$10,011,314	$2,393,446,560	$1,822,250	$2,405,280,124
Foreign Currency Exchange
Contracts	$—	$(2,114,150)	$—	$(2,114,150)
Futures Contracts	313,332	—	—	313,332
Swap Contracts	—	(2,877,989)	—	(2,877,989)
Reverse Repurchase Agreements	—	(7,309,125)	—	(7,309,125)
Options Written	(280,941)	(789,626)	—	(1,070,567)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Corporate Debt	0.52%	99.48%	—	100.00%
Senior Secured Loans	—	98.79%	1.21%	100.00%
Convertible Preferred Stock	84.93%	15.07%	—	100.00%
Preferred Stock	27.21%	72.79%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

44 NQ-OPTFI [6/15] 8/15 (14998)

Schedule of investments

Optimum International Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.77%Δ
Australia – 4.63%
Amcor	423,183	$4,478,222
Australia & New Zealand
Banking Group	311,741	7,742,356
BHP Billiton ADR *	68,110	2,772,758
Caltex Australia	61,211	1,503,704
Orora	1,005,896	1,621,521
Qantas Airways †	2,171,610	5,292,882
Telstra	163,486	774,234
Transfield Services †	461,311	507,028
		24,692,705
Austria – 2.61%
Conwert Immobilien Invest *†	193,095	2,446,764
Erste Group Bank †	130,301	3,699,325
Schoeller-Bleckmann Oilfield
Equipment *	53,912	3,258,259
voestalpine *	108,323	4,506,499
		13,910,847
Belgium – 0.78%
Delhaize Group	50,318	4,153,055
		4,153,055
Bermuda – 1.48%
Everest Re Group	43,534	7,923,623
		7,923,623
Brazil – 1.65%
Banco Bradesco ADR	252,332	2,311,361
Banco do Brasil	301,900	2,344,336
JBS	304,700	1,603,839
Qualicorp	407,267	2,565,389
		8,824,925
Canada – 2.54%
CGI Group Class A †	65,300	2,553,558
Dominion Diamond	143,800	2,014,489
Fairfax Financial Holdings	1,900	936,737
Magna International Class A	92,600	5,196,334
Rogers Communications
Class B	60,386	2,145,515
Sun Life Financial	15,500	517,411
Tourmaline Oil †	6,200	186,218
		13,550,262
China/Hong Kong – 6.63%
Anhui Conch Cement	1,120,000	3,930,129
CGN Meiya Power Holdings †	1,418,000	543,316
China Mobile	75,000	960,310
China Oilfield Services *	2,444,000	3,897,082
CLP Holdings	631,000	5,364,566
Hang Lung Properties	173,000	514,443
Industrial & Commercial Bank
of China	4,353,000	3,459,308
Mindray Medical International
ADR	133,187	3,795,829
New World Development	460,000	601,749
Orient Overseas International	878,500	4,493,708
Swire Pacific Class A	209,000	2,627,532
Weichai Power	1,112,000	3,708,388
Yangzijiang Shipbuilding
Holdings	1,431,000	1,503,631
		35,399,991
Colombia – 0.49%
Bancolombia ADR	61,088	2,626,784
		2,626,784
Czech Republic – 0.53%
Komercni banka	12,639	2,801,721
		2,801,721
Denmark – 0.25%
Vestas Wind Systems	26,920	1,343,185
		1,343,185
Finland – 0.87%
Neste Oil	181,169	4,615,521
		4,615,521
France – 3.67%
Christian Dior Se	6,782	1,323,441
Derichebourg †	184,871	593,159
Faurecia	68,841	2,830,195
GDF Suez VVPR Strip =†	8,820	0
Ipsen	20,818	1,148,083
IPSOS	37,779	976,154
Metropole Television	38,968	756,948
Peugeot †	187,498	3,854,215
Sanofi	10,204	1,003,452
Societe Generale	77,210	3,602,775
Sodexo *	37,004	3,512,747
		19,601,169
Germany – 2.14%
Aurubis	49,926	2,932,230
Deutsche Lufthansa †	289,666	3,733,393
Merck	9,845	980,656
Nordex †	51,126	1,224,729
ProSiebenSat.1 Media	13,980	690,194

(continues)      NQ-OPTIE [6/15] 8/15 (15003) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Germany (continued)
Stroeer Media	11,068	$516,825
TUI	84,474	1,365,060
		11,443,087
India – 3.55%
Britannia Industries	23,968	1,041,917
Hindustan Unilever	232,962	3,360,011
ICICI Bank ADR	561,212	5,847,829
Maruti Suzuki India	9,592	607,191
Sintex Industries	315,673	498,903
Tata Motors ADR	47,380	1,633,189
Yes Bank	449,470	5,967,527
		18,956,567
Indonesia – 0.50%
Bank Mandiri Persero	818,300	616,832
Indofood Sukses Makmur	4,146,300	2,044,772
		2,661,604
Ireland – 4.56%
ICON †	201,370	13,552,201
Shire	134,879	10,796,733
		24,348,934
Israel – 1.88%
Plus500	91,064	557,976
Taro Pharmaceutical Industries †	11,693	1,680,167
Teva Pharmaceutical Industries ADR	131,786	7,788,553
		10,026,696
Italy – 0.12%
La Doria	45,778	612,207
		612,207
Japan – 18.47%
Aderans	66,000	570,230
Alps Electric	176,000	5,430,767
Asahi Kasei	343,000	2,819,082
Bic Camera	131,600	1,658,715
Central Japan Railway	5,700	1,029,904
CyberAgent	26,400	1,253,752
Daiwa House Industry	54,800	1,277,950
Daiwa Securities Group	324,000	2,429,073
Denso	172,700	8,605,356
Fuji Heavy Industries	22,100	814,344
Fujitsu	271,000	1,516,040
Haseko	101,700	1,200,383
Heiwado	22,700	564,067
Hitachi	618,000	4,075,547
Hokuetsu Kishu Paper	100,300	554,216
Iida Group Holdings	62,500	996,199
Japan Airlines	45,800	1,598,545
Kaken Pharmaceutical	58,000	2,026,729
Kose	9,800	805,852
KYORIN Holdings	23,900	487,807
Mizuho Financial Group	1,699,000	3,680,195
MS&AD Insurance Group
Holdings	38,500	1,199,939
Nexon	133,500	1,837,616
Nichi-iko Pharmaceutical	52,200	1,418,710
Nichirei	140,000	966,977
Nippon Paper Industries	54,500	956,000
Nippon Steel & Sumitomo Metal	1,383,000	3,588,068
Nissha Printing	91,800	1,552,511
Otsuka Holdings	121,200	3,867,126
Panasonic	90,000	1,237,003
SBI Holdings	121,900	1,679,936
Secom	96,200	6,247,417
Shionogi	46,500	1,803,519
Sony	30,800	871,458
Sumitomo Heavy Industries	638,000	3,723,492
Sumitomo Mitsui Financial Group	165,500	7,384,866
Taiyo Yuden	36,500	512,563
T-Gaia	82,000	1,299,640
Tokyo Electric Power †	983,500	5,362,061
Tosoh	97,000	603,376
Towa Pharmaceutical	21,100	1,350,441
Toyota Motor	64,300	4,311,369
Ulvac	33,500	516,164
Yamazaki Baking	174,000	2,900,000
		98,585,005
Malaysia – 0.16%
Tenaga Nasional	253,300	848,023
		848,023
Netherlands – 1.78%
Core Laboratories *	60,913	6,946,518
Royal Dutch Shell Class A	91,036	2,573,915
		9,520,433
New Zealand – 0.45%
Spark New Zealand	588,957	1,115,585
Xero Private Placement †	104,850	1,282,576
		2,398,161

2 NQ-OPTIE [6/15] 8/15 (15003)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Norway – 3.06%
DNB	423,405	$7,062,509
Norsk Hydro	733,327	3,090,754
Statoil ADR	194,156	3,475,392
Subsea 7 *	276,814	2,709,329
		16,337,984
Portugal – 0.09%
Jeronimo Martins	38,996	499,780
		499,780
Republic of Korea – 3.90%
Hyundai Mobis	17,709	3,353,288
Korea Electric Power	34,449	1,409,234
POSCO	12,941	2,589,148
Samsung Electronics	8,336	9,440,999
SK Hynix	106,030	4,005,992
		20,798,661
Singapore – 2.73%
DBS Group Holdings	461,000	7,082,828
OCBC Bank	135,800	1,026,580
Singapore Airlines	461,000	3,673,211
United Industrial	1,117,000	2,811,889
		14,594,508
Spain – 1.44%
Amadeus IT Holding	177,865	7,087,415
Gamesa Corp Tecnologica	37,158	585,134
		7,672,549
Sweden – 1.12%
Getinge Class B	218,373	5,253,497
Nordea Bank	59,346	739,978
		5,993,475
Switzerland – 5.86%
Credit Suisse Group ADR	126,025	3,478,290
Galenica	5,823	6,075,876
Lonza Group †	51,962	6,941,976
Novartis ADR	73,334	7,211,666
Roche Holding	25,573	7,166,677
Zehnder Group	11,237	419,479
		31,293,964
Taiwan – 3.11%
Advanced Semiconductor Engineering	4,425,000	5,986,116
AU Optronics	6,392,000	2,823,742
Hon Hai Precision Industry	188,000	590,181
Taiwan Semiconductor Manufacturing	1,586,000	7,211,657
		16,611,696
Thailand – 0.25%
PTT NVDR	75,100	797,660
TRC Construction NVDR	8,291,100	529,845
		1,327,505
Turkey – 1.15%
Akbank	1,111,349	3,213,609
Turkiye Garanti Bankasi	934,609	2,915,259
		6,128,868
United Kingdom – 12.94%
Abcam	102,032	830,367
ARM Holdings ADR	230,928	11,377,823
Debenhams	1,953,525	2,739,246
Diageo	214,160	6,194,353
DS Smith	203,956	1,236,880
Evraz †	340,018	658,137
Great Portland Estates	244,650	2,982,708
Hikma Pharmaceuticals	32,673	992,258
HSBC Holdings	301,889	2,703,972
Inchcape	208,795	2,660,387
Indivior †	216,374	764,197
International Consolidated Airlines Group †	599,152	4,656,748
Investec	400,561	3,599,718
ITV	973,157	4,025,665
Land Securities Group	74,437	1,408,054
Legal & General Group	1,012,155	3,958,000
Man Group	415,322	1,023,792
Mondi	267,988	5,772,403
Persimmon †	164,019	5,089,382
Playtech	54,970	706,884
Project White =†	83,072	1,636,651
Rio Tinto ADR *	98,303	4,051,067
		69,068,692
United States – 2.38%
Carnival	140,552	6,941,863
Carnival - London Stock Exchange	70,302	3,588,568
Project Star =†	142	1,621,350
Project Star Series G =†	47	536,644
		12,688,425
Total Common Stock
(cost $520,557,640)		521,860,612

(continues)     NQ-OPTIE [6/15] 8/15 (15003) 3

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 1.89%
Discount Notes – 1.34%≠
Federal Home Loan Bank
0.04% 7/21/15	256,578	$256,577
0.05% 8/14/15	272,515	272,505
0.055% 7/31/15	610,064	610,059
0.065% 8/5/15	369,996	369,986
0.065% 9/2/15	1,026,313	1,026,222
0.07% 8/11/15	781,136	781,109
0.08% 7/17/15	646,601	646,599
0.08% 7/22/15	862,135	862,130
0.095% 7/14/15	446,795	446,793
0.10% 10/23/15	1,026,313	1,026,024
Freddie Mac
0.075% 10/1/15	860,457	860,261
		7,158,265
Repurchase Agreements – 0.55%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $817,545
(collateralized by U.S.
government obligations
0.125%–0.625%
4/15/17–6/30/17;
market value $833,895)	817,544	817,544
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$1,362,576 (collateralized
by U.S. government
obligations 0.25%–8.00%
1/31/16–8/15/23;
market value $1,389,825)	1,362,573	1,362,573
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price $765,392
(collateralized by U.S.
government obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $780,698)	765,390	765,390
		2,945,507
Total Short-Term
Investments
(cost $10,103,589)		10,103,772

Total Value of Securities
Before Securities Lending
Collateral – 99.66%
(cost $530,661,229)		$531,964,384

	Number of
	shares
Securities Lending Collateral – 3.77%
Investment Company
Delaware Investments®
Collateral Fund No. 1	20,104,889	20,104,889
Total Securities Lending
Collateral
(cost $20,104,889)		20,104,889

Total Value of
Securities – 103.43%■
(cost $550,766,118)		552,069,273
Obligation to Return
Securities Lending
Collateral – (3.77%)		(20,104,889)
Receivables and Other
Assets Net of
Liabilities – 0.34%		1,781,035
Net Assets – 100.00%		$533,745,419
____________________

*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $3,794,645, which represents 0.71% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $18,881,455 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

4 NQ-OPTIE [6/15] 8/15 (15003)

(Unaudited)

The following foreign currency exchange contracts were outstanding at June 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contract to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BNYM	SEK	6,186,854	USD	(746,573)	7/2/15	$(477)
BNYM	THB	7,714,423	USD	(228,507)	7/6/15	(356)
STATE STREET BANK	AUD	(498,365)	USD	383,842	7/3/15	(477)
STATE STREET BANK	JPY	(5,759,452)	USD	47,096	7/2/15	18
STATE STREET BANK	NZD	566,499	USD	(383,842)	7/3/15	(34)
						$(1,326)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
JPY – Japanese Yen
NVDR – Non-Voting Depository Receipt
NZD – New Zealand Dollar
SEK – Swedish Krona
THB – Thailand Baht
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

NQ-OPTIE [6/15] 8/15 (15003) 5

Notes

Optimum International Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-OPTIE [6/15] 8/15 (15003)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$24,692,705	$—	$—	$24,692,705
Austria	13,910,847	—	—	13,910,847
Belgium	4,153,055	—	—	4,153,055
Bermuda	7,923,623	—	—	7,923,623
Brazil	8,824,925	—	—	8,824,925
Canada	13,550,262	—	—	13,550,262
China/Hong Kong	35,399,991	—	—	35,399,991
Colombia	2,626,784	—	—	2,626,784
Czech Republic	2,801,721	—	—	2,801,721
Denmark	1,343,185	—	—	1,343,185
Finland	4,615,521	—	—	4,615,521
France	19,601,169	—	—	19,601,169
Germany	11,443,087	—	—	11,443,087
India	18,956,567	—	—	18,956,567
Indonesia	2,661,604	—	—	2,661,604
Ireland	24,348,934	—	—	24,348,934
Israel	10,026,696	—	—	10,026,696
Italy	612,207	—	—	612,207
Japan	98,585,005	—	—	98,585,005
Malaysia	848,023	—	—	848,023
Netherlands	9,520,433	—	—	9,520,433
New Zealand	2,398,161	—	—	2,398,161
Norway	16,337,984	—	—	16,337,984
Portugal	499,780	—	—	499,780
Republic of Korea	20,798,661	—	—	20,798,661
Singapore	14,594,508	—	—	14,594,508
Spain	7,672,549	—	—	7,672,549
Sweden	5,993,475	—	—	5,993,475
Switzerland	31,293,964	—	—	31,293,964
Taiwan	16,611,696	—	—	16,611,696
Thailand	1,327,505	—	—	1,327,505
Turkey	6,128,868	—	—	6,128,868
United Kingdom	67,432,041	—	1,636,651	69,068,692
United States	10,530,431	—	2,157,994	12,688,425
Short-Term Investments	—	10,103,772	—	10,103,772
Securities Lending Collateral	—	20,104,889	—	20,104,889
Total	$518,065,967	$30,208,661	$3,794,645	$552,069,273
Foreign Currency Exchange
Contracts	$—	$(1,326)	$—	$(1,326)

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-OPTIE [6/15] 8/15 (15003) 7

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-OPTIE [6/15] 8/15 (15003)

Schedule of investments

Optimum Large Cap Growth Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.30%✧
Consumer Discretionary – 20.47%
58.com ADR †	18,300	$1,172,298
Amazon.com †	127,000	55,129,430
AutoZone †	13,600	9,069,840
BorgWarner	55,700	3,165,988
CarMax †	96,300	6,376,023
Chipotle Mexican Grill †	6,800	4,113,932
Comcast Class A	188,350	11,327,369
Delphi Automotive (United Kingdom)	164,000	13,954,760
Disney (Walt)	189,650	21,646,651
Dollar General	52,000	4,042,480
Dollar Tree †	73,000	5,766,270
Flipkart Limited @=†	1,530	206,746
Flipkart Limited Series A @=†	522	70,537
Flipkart Limited Series C @=†	921	124,453
Flipkart Limited Series E @=†	1,712	231,339
Flipkart Limited Series G @=†	7,188	971,300
Flipkart Limited Series H @=†	6,977	942,788
Hanesbrands	244,700	8,153,404
Hilton Worldwide Holdings †	124,400	3,427,220
Home Depot	117,873	13,099,226
JD.com ADR †	104,400	3,560,040
Las Vegas Sands	74,800	3,932,236
Lear	21,100	2,368,686
Lowe’s	195,850	13,116,075
McDonald’s	33,850	3,218,119
MGM Resorts International †	357,770	6,529,303
Netflix †	12,700	8,343,138
NIKE Class B	86,450	9,338,329
Pandora Media †	72,300	1,123,542
Priceline Group †	22,800	26,251,236
PVH	3,900	449,280
Ross Stores	85,400	4,151,294
Royal Caribbean Cruises	92,300	7,263,087
Signet Jewelers (Bermuda)	32,200	4,129,328
Starbucks	303,400	16,266,791
Tesla Motors †	41,000	10,998,660
Time Warner	56,400	4,929,924
Tractor Supply	93,700	8,427,378
TripAdvisor †	85,650	7,463,541
Under Armour Class A †	65,000	5,423,600
Walgreens Boots Alliance	178,300	15,055,652
Wynn Resorts	9,730	960,059
Yum! Brands	31,650	2,851,032
		329,142,384
Consumer Staples – 3.94%
Altria Group	65,700	3,213,387
Anheuser-Busch InBev ADR	64,450	7,777,181
Costco Wholesale	22,300	3,011,838
CVS Health	214,350	22,481,028
Estee Lauder	38,300	3,319,078
Jarden †	79,300	4,103,775
Kroger	89,350	6,478,769
Mead Johnson Nutrition	29,750	2,684,045
Molson Coors Brewing Class B	63,750	4,450,388
PepsiCo	47,800	4,461,652
Whole Foods Market	36,150	1,425,756
		63,406,897
Energy – 2.84%
Anadarko Petroleum	80,200	6,260,412
Baker Hughes	136,300	8,409,710
Cheniere Energy †	32,200	2,230,172
Concho Resources †	14,200	1,616,812
Continental Resources †	35,300	1,496,367
Devon Energy	85,950	5,113,165
EQT	41,900	3,408,146
Pioneer Natural Resources	16,100	2,232,909
Range Resources	41,231	2,035,987
Schlumberger	12,300	1,060,137
SunEdison †	322,550	9,647,471
Weatherford International (Switzerland) †	170,900	2,096,943
		45,608,231
Financials – 5.35%
American International Group	53,750	3,322,825
American Tower	135,300	12,622,137
Bank of America	262,100	4,460,942
BlackRock	10,100	3,494,398
Blackstone Mortgage Trust	150,600	4,189,692
Charles Schwab	65,150	2,127,148
Citigroup	148,700	8,214,188
Crown Castle International	86,600	6,953,980
E*Trade Financial †	99,950	2,993,503
Hartford Financial Services Group	206,800	8,596,676
Intercontinental Exchange	26,100	5,836,221
Morgan Stanley	341,900	13,262,301
State Street	71,800	5,528,600
TD Ameritrade Holding	118,100	4,348,442
WeWork Companies @=†	2,473	77,269
		86,028,322

(continues)     NQ-OPTLG [6/15] 8/15 (15002) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Healthcare – 22.33%
AbbVie	28,038	$1,883,873
Aetna	35,000	4,461,100
Alexion Pharmaceuticals †	86,200	15,582,374
Allergan †	177,818	53,960,650
Alnylam Pharmaceuticals †	4,600	551,402
Anthem	51,000	8,371,140
Becton, Dickinson	36,750	5,205,637
Biogen †	71,650	28,942,301
BioMarin Pharmaceutical †	77,400	10,586,772
Bristol-Myers Squibb	266,450	17,729,583
Celgene †	132,250	15,305,954
Cigna	117,645	19,058,490
Gilead Sciences	290,400	34,000,032
HCA Holdings †	104,759	9,503,736
Humana	78,750	15,063,300
Illumina †	7,950	1,735,962
Incyte †	93,500	9,743,635
Intercept Pharmaceuticals †	16,850	4,067,253
Intuitive Surgical †	20,900	10,126,050
McKesson	78,200	17,580,142
Mylan †	17,750	1,204,515
Regeneron Pharmaceuticals †	13,700	6,988,781
Rite Aid †	371,300	3,100,355
Shire ADR	18,300	4,419,267
Thermo Fisher Scientific	82,700	10,731,152
United Therapeutics †	21,600	3,757,320
UnitedHealth Group	129,000	15,738,000
Valeant Pharmaceuticals International (Canada) †	92,800	20,615,520
Vertex Pharmaceuticals †	72,600	8,964,648
		358,978,944
Industrials – 10.23%
American Airlines Group	258,500	10,323,197
Boeing	113,400	15,730,848
Canadian Pacific Railway	25,900	4,149,957
Danaher	335,050	28,676,929
FedEx	39,300	6,696,720
Flowserve	76,700	4,039,022
General Electric	92,600	2,460,382
HD Supply Holdings †	146,450	5,152,111
Honeywell International	136,950	13,964,791
Hunt (J.B.) Transport Services	24,600	2,019,414
Ingersoll-Rand (Ireland)	41,850	2,821,527
Lockheed Martin	15,250	2,834,975
Martin Marietta Materials	18,100	2,561,331
McGraw Hill Financial	40,300	4,048,135
Mobileye (Israel) †	81,500	4,333,355
Precision Castparts	35,300	7,055,411
Roper Industries	50,900	8,778,214
Tyco International (Switzerland)	120,100	4,621,448
Union Pacific	58,800	5,607,756
United Continental Holdings †	210,100	11,137,401
United Parcel Service Class B	37,250	3,609,898
United Technologies	24,400	2,706,692
Vulcan Materials	37,550	3,151,572
WABCO Holdings †	10,300	1,274,316
Wabtec	71,900	6,775,856
		164,531,258
Information Technology – 29.00%
Activision Blizzard	70,750	1,712,857
Adobe Systems †	72,350	5,861,073
Akamai Technologies †	38,800	2,709,016
Alibaba Group Holding ADR †	147,105	12,102,328
Alliance Data Systems †	23,985	7,002,181
Apple	580,450	72,802,941
Arista Networks †	60,600	4,953,444
ASML Holding (Netherlands)	21,900	2,280,447
Avago Technologies (Singapore)	48,800	6,486,984
Baidu ADR †	53,500	10,650,780
Broadcom Class A	155,050	7,983,525
Cognizant Technology Solutions Class A †	45,600	2,785,704
Ctrip.com International ADR †	69,800	5,068,876
Dropbox Class A @=†	61,727	1,134,427
Facebook Class A †	691,879	59,339,002
Fiserv †	74,400	6,162,552
Google Class A †	38,000	20,521,520
Google Class C †	83,528	43,477,159
GrubHub †	70,750	2,410,453
IHS Class A †	10,800	1,389,204
LinkedIn Class A †	51,350	10,610,451
MasterCard Class A	201,600	18,845,568
Microsoft	544,900	24,057,335
NetSuite †	39,000	3,578,250
NXP Semiconductor (Netherlands) †	101,550	9,972,210
Oracle	112,650	4,539,795
Palo Alto Networks †	11,500	2,009,050
QUALCOMM	30,900	1,935,267
Red Hat †	55,800	4,236,894
Salesforce.com †	318,100	22,149,303
SBA Communications Class A †	77,350	8,892,930

2 NQ-OPTLG [6/15] 8/15 (15002)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Information Technology (continued)
ServiceNow †	93,550	$6,951,701
Tencent Holdings (China)
(Hong Kong Exchange)	362,200	7,228,674
Vipshop Holdings ADR †	315,300	7,015,425
Visa Class A	635,200	42,653,680
Western Digital	65,150	5,109,063
Workday Class A †	40,100	3,063,239
Yahoo †	166,600	6,545,714
		466,229,022
Materials – 1.59%
Air Products & Chemicals	17,650	2,415,049
Ashland	29,700	3,620,430
PPG Industries	111,650	12,808,488
Sherwin-Williams	24,700	6,792,994
		25,636,961
Telecommunication Services – 0.39%
Level 3 Communications †	120,600	6,352,002
		6,352,002
Utilities – 0.16%
Sempra Energy	25,750	2,547,705
		2,547,705

Total Common Stock
(cost $1,270,634,553)		1,548,461,726

Convertible Preferred Stock – 0.17%
Airbnb Private
Placement @=†	23,130	2,045,610
LivingSocial Private Placement
Series F @=†	14,824	2,578
WeWork Companies Series E @†	22,244	695,014
Total Convertible Preferred
Stock (cost $1,787,285)		2,743,202

U.S. Master Limited Partnerships – 1.29%
Blackstone Group	451,250	18,442,587
Carlyle Group	80,150	2,256,223
Total U.S. Master Limited
Partnerships
(cost $17,669,622)		20,698,810

	Principal
	amount°
Short-Term Investments – 1.50%
Discount Notes – 0.76%≠
Federal Home Loan Bank
0.04% 7/21/15	246,432	246,430
0.05% 8/14/15	1,100,559	1,100,519
0.055% 7/31/15	366,669	366,666
0.065% 8/5/15	469,987	469,974
0.065% 9/2/15	2,085,292	2,085,107
0.07% 8/11/15	999,890	999,856
0.095% 7/14/15	3,822,187	3,822,172
0.10% 10/23/15	2,085,292	2,084,704
Freddie Mac 0.075%
10/1/15	1,092,993	1,092,745
		12,268,173
Repurchase Agreements – 0.74%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$3,301,683 (collateralized
by U.S. government
obligations
0.125%–0.625%
4/15/17–6/30/17;
market value $3,367,714)	3,301,679	3,301,679
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$5,502,808 (collateralized
by U.S. government
obligations 0.25%–8.00%
1/31/16–8/15/23;
market value $5,612,853)	5,502,797	5,502,797
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$3,091,060 (collateralized
by U.S. government
obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $3,152,876)	3,091,053	3,091,053
		11,895,529
Total Short-Term
Investments
(cost $24,163,394)		24,163,702

(continues)     NQ-OPTLG [6/15] 8/15 (15002) 3

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

Total Value of
Securities – 99.26%
(cost $1,314,254,854)	$1,596,067,440
Receivables and Other
Assets Net of
Liabilities – 0.74%	11,893,135
Net Assets – 100.00%	$1,607,960,575
____________________

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $6,502,061, which represents 0.40% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015, the aggregate value of fair valued securities was $5,807,047, which represents 0.36% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

4 NQ-OPTLG [6/15] 8/15 (15002)

Notes

Optimum Large Cap Growth Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-OPTLG [6/15] 8/15 (15002) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$326,595,221	$—	$2,547,163	$329,142,384
Consumer Staples	63,406,897	—	—	63,406,897
Energy	45,608,231	—	—	45,608,231
Financials	85,951,053	—	77,269	86,028,322
Healthcare	358,978,944	—	—	358,978,944
Industrials	164,531,258	—	—	164,531,258
Information Technology	465,094,595	1,134,427	—	466,229,022
Materials	25,636,961	—	—	25,636,961
Telecommunication Services	6,352,002	—	—	6,352,002
Utilities	2,547,705	—	—	2,547,705
Convertible Preferred Stock	—	—	2,743,202	2,743,202
U.S. Master Limited Partnerships	20,698,810	—	—	20,698,810
Short-Term Investments	—	24,163,702	—	24,163,702
Total	$1,565,401,677	$25,298,129	$5,367,634	$1,596,067,440

As a result of utilizing international fair value pricing at June 30, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTLG [6/15] 8/15 (15002)

Schedules of investments

Optimum Large Cap Value Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.21%
Consumer Discretionary – 9.75%
Advance Auto Parts	13,735	$2,187,848
Bed Bath & Beyond †	23,847	1,644,966
Comcast Class A	137,528	8,243,428
Copa Holdings Class A
(Panama)	33,236	2,744,961
Delphi Automotive
(United Kingdom)	66,153	5,628,959
Disney (Walt)	40,996	4,679,283
Hasbro	50,907	3,807,335
Johnson Controls	134,053	6,639,645
Kohl’s	17,889	1,120,030
McDonald’s	50,049	4,758,158
Newell Rubbermaid	35,295	1,450,977
Omnicom Group	101,972	7,086,034
Ross Stores	319,456	15,528,756
Target	134,456	10,975,643
Time	7,147	164,452
Time Warner	68,417	5,980,330
TJX	303,337	20,071,809
Verisk Analytics Class A †	198,113	14,414,702
Viacom Class B	56,938	3,680,472
Yum Brands	74,654	6,724,832
		127,532,620
Consumer Staples – 11.55%
Altria Group	430,629	21,062,064
Archer-Daniels-Midland	28,904	1,393,751
Campbell Soup	385,269	18,358,068
Colgate-Palmolive	230,067	15,048,682
CVS Health	129,085	13,538,435
Danone (France)	72,366	4,676,794
Diageo (United Kingdom)	314,277	9,090,132
General Mills	186,967	10,417,801
Imperial Tobacco Group
(United Kingdom)	31,152	1,501,079
Kellogg	26,229	1,644,558
Nestle (Switzerland)	144,289	10,417,700
Philip Morris International	469,818	37,665,309
Procter & Gamble	40,717	3,185,698
Reynolds American	41,250	3,079,735
		151,079,806
Energy – 11.87%
Apache	219,219	12,633,591
Baker Hughes	10,119	624,342
Chevron	88,442	8,532,000
Continental Resources †	339,290	14,382,503
EOG Resources	172,651	15,115,595
Exxon Mobil	345,230	28,723,136
Halliburton	276,874	11,924,963
Marathon Petroleum	395,656	20,696,765
Occidental Petroleum	90,244	7,018,276
Schlumberger	51,040	4,399,138
SM Energy	312,682	14,420,894
Valero Energy	266,727	16,697,110
		155,168,313
Financials – 24.33%
ACE (Switzerland)	66,493	6,761,008
Aflac	165,592	10,299,822
American Express	229,049	17,801,688
Aon (United Kingdom)	83,120	8,285,402
Apartment Investment &
Management	411,776	15,206,888
Bank of New York Mellon	206,190	8,653,794
BlackRock	18,605	6,436,958
CBOE Holdings	328,248	18,782,351
Chubb	50,679	4,821,600
Citigroup	44,881	2,479,226
Discover Financial Services	272,563	15,705,080
Eaton Vance	377,972	14,790,044
Franklin Resources	165,781	8,128,242
Goldman Sachs Group	67,869	14,170,369
JPMorgan Chase	473,467	32,082,124
McGraw Hill Financial	183,915	18,474,262
MetLife	228,489	12,793,099
Moody’s	145,074	15,662,189
NASDAQ OMX Group	105,183	5,133,982
PNC Financial Services Group	60,165	5,754,782
Prudential Financial	72,590	6,353,077
State Street	82,983	6,389,691
Travelers	125,074	12,089,653
US Bancorp	293,927	12,756,432
Waddell & Reed Financial
Class A	323,244	15,292,674
Wells Fargo	408,903	22,996,705
		318,101,142
Healthcare – 10.90%
Abbott Laboratories	183,272	8,994,990
AbbVie	101,910	6,847,333
Allergan †	22,009	6,678,851
Baxter International	179,450	12,548,940
Endo International (Ireland) †	68,107	5,424,723
Express Scripts Holding †	85,162	7,574,308
Gilead Sciences	121,197	14,189,745

(continues)     NQ-OPTLV [6/15] 8/15 (15001) 1

Schedules of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Healthcare (continued)
Johnson & Johnson	227,078	$22,131,022
Medtronic (Ireland)	173,809	12,879,247
Merck	158,586	9,028,301
Novartis (Switzerland)	23,265	2,293,154
Pfizer	577,016	19,347,347
Roche Holding (Switzerland)	6,619	1,854,934
St. Jude Medical	71,362	5,214,421
Thermo Fisher Scientific	57,691	7,485,984
		142,493,300
Industrials – 12.61%
3M	84,652	13,061,804
Canadian National Railway
(Canada)	59,584	3,440,976
Danaher	102,162	8,744,046
Deere	22,296	2,163,827
Eaton (Ireland)	84,651	5,713,096
Equifax	16,968	1,647,423
Honeywell International	144,524	14,737,112
Illinois Tool Works	49,511	4,544,615
Lockheed Martin	177,872	33,066,405
Northrop Grumman	36,848	5,845,198
Pentair (United Kingdom)	53,081	3,649,319
Rockwell Collins	148,005	13,668,262
Stanley Black & Decker	32,395	3,409,250
Tyco International	219,835	8,459,251
Union Pacific	23,414	2,232,993
United Parcel Service Class B	278,493	26,988,757
United Technologies	121,407	13,467,679
		164,840,013
Information Technology – 9.13%
Accenture Class A (Ireland)	181,822	17,596,733
Apple	165,578	20,767,621
Fidelity National Information
Services	65,655	4,057,479
Fiserv †	66,030	5,469,265
International Business
Machines	57,468	9,347,745
Microsoft	367,277	16,215,280
NVIDIA	32,942	662,464
Oracle	155,576	6,269,713
Texas Instruments	158,894	8,184,630
Western Digital	189,036	14,824,203
Western Union	786,918	15,998,043
		119,393,176
Materials – 4.40%
CF Industries Holdings	129,285	8,310,440
Crown Holdings †	67,010	3,545,499
duPont (E.I.) deNemours	32,086	2,051,900
LyondellBasell Industries
Class A	150,456	15,575,205
Monsanto	5,435	579,317
NewMarket	35,169	15,611,167
PPG Industries	103,845	11,913,098
		57,586,626
Telecommunication Services – 1.80%
AT&T	54,596	1,939,250
Verizon Communications	377,802	17,609,351
Vodafone Group
(United Kingdom)	1,088,871	3,932,102
		23,480,703
Utilities – 0.87%
AES	493,719	6,546,714
Duke Energy	68,990	4,872,074
		11,418,788

Total Common Stock
(cost $965,394,426)		1,271,094,487

Convertible Preferred Stock – 0.03%
United Technologies 7.50%
exercise price $97.47,
expiration date 8/1/15	7,480	428,604
Total Convertible Preferred
Stock (cost $376,064)		428,604

	Principal
	amount°
Short-Term Investments – 1.99%
Discount Notes – 0.40%≠
Federal Home Loan Bank
0.04% 7/21/15	9,453	9,453
0.05% 8/14/15	365,922	365,908
0.065% 9/2/15	37,814	37,810
0.08% 7/17/15	1,864,794	1,864,787
0.08% 7/22/15	2,486,392	2,486,377
0.095% 7/14/15	505,170	505,168
0.10% 10/23/15	37,814	37,803
		5,307,306

2 NQ-OPTLV [6/15] 8/15 (15001)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.59%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$5,757,621 (collateralized
by U.S. government
obligations
0.125%–0.625%
4/15/17–6/30/17;
market value $5,872,768)	5,757,613	$5,757,613
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$9,596,040 (collateralized
by U.S. government
obligations 0.25%–8.00%
1/31/16–8/15/23;
market value $9,787,942)	9,596,021	9,596,021
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$5,390,327 (collateralized
by U.S. government
obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $5,498,125)	5,390,315	5,390,315
		20,743,949

Total Short-Term
Investments
(cost $26,051,068)		26,051,255
Total Value of
Securities – 99.23%
(cost $991,821,558)		1,297,574,346
Receivables and Other
Assets Net of
Liabilities – 0.77%		10,076,428
Net Assets – 100.00%		$1,307,650,774
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-OPTLV [6/15] 8/15 (15001) 3

Notes

Optimum Large Cap Value Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLV [6/15] 8/15 (15001)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$1,271,094,487	$—	$1,271,094,487
Convertible Preferred Stock	428,604	—	428,604
Short-Term Investments	—	26,051,255	26,051,255
Total	$1,271,523,091	$26,051,255	$1,297,574,346

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. At June 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [6/15] 8/15 (15001) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.99%
Consumer Discretionary – 15.37%
Arctic Cat	24,623	$817,730
Buffalo Wild Wings †	7,469	1,170,318
Casey’s General Stores	24,000	2,297,760
Choice Hotels International	40,000	2,170,000
ClubCorp Holdings	75,766	1,809,292
Crocs †	102,504	1,507,834
CST Brands	57,827	2,258,723
Diamond Resorts International †	168,193	5,306,489
Domino’s Pizza	20,000	2,268,000
Dorman Products †	80,000	3,812,800
Fiesta Restaurant Group †	40,000	2,000,000
Fossil Group †	31,000	2,150,160
Freshpet †	75,600	1,406,160
Gentex	139,000	2,282,380
Gentherm †	22,268	1,222,736
GoPro Class A †	62,522	3,296,160
HSN	28,065	1,969,882
IMAX (Canada) †	119,806	4,824,588
Jack in the Box	31,546	2,781,095
Kate Spade †	69,960	1,506,938
LKQ †	277,000	8,377,865
Lumber Liquidators Holdings †	20,000	414,200
Madden (Steven) †	80,480	3,442,934
Panera Bread Class A †	10,966	1,916,528
Papa John’s International	45,000	3,402,450
Performance Sports Group †	73,952	1,331,136
Pool	53,000	3,719,540
Samsonite International	516,730	1,786,563
Select Comfort †	48,984	1,472,949
Skechers U.S.A. Class A †	23,008	2,526,048
Texas Roadhouse	74,050	2,771,691
Tuesday Morning †	123,519	1,391,442
Vail Resorts	41,000	4,477,200
Williams-Sonoma	30,000	2,468,100
zulily Class A †	53,252	694,406
		87,052,097
Consumer Staples – 1.85%
Fresh Market †	141,000	4,531,740
Nomad Foods (British Virgin
Islands) †	74,043	1,628,946
SunOpta (Canada) †	157,990	1,695,233
United Natural Foods †	41,000	2,610,880
		10,466,799
Energy – 3.16%
Carrizo Oil & Gas †	37,000	1,821,880
Clayton Williams Energy †	17,000	1,117,750
Core Laboratories (Netherlands)	12,000	1,368,480
Diamondback Energy †	26,896	2,027,420
Energen	17,000	1,161,100
Gulfport Energy †	37,000	1,489,250
Hornbeck Offshore Services †	27,000	554,310
PDC Energy †	21,000	1,126,440
RSP Permian †	124,440	3,498,008
SM Energy	27,000	1,245,240
SunEdison †	82,375	2,463,836
		17,873,714
Financials – 12.46%
Allied World Assurance Holdings (Switzerland)	30,000	1,296,600
Associated Banc-Corp	392,532	7,956,624
Assured Guaranty (Bermuda)	90,253	2,165,169
Blackhawk Network Holdings †	79,000	3,254,800
Eaton Vance	104,000	4,069,520
Education Realty Trust	93,000	2,916,480
EverBank Financial	84,700	1,664,355
Extra Space Storage	43,000	2,804,460
Financial Engines	29,239	1,242,073
First American Financial	23,900	889,319
First Busey	177,800	1,168,146
First Commonwealth
Financial	83,000	795,970
Hannon Armstrong Sustainable Infrastructure Capital	79,445	1,592,872
HFF Class A	63,849	2,664,419
Kennedy-Wilson Holdings	121,993	2,999,808
Lakeland Financial	80,000	3,469,600
MarketAxess Holdings	23,587	2,188,166
MB Financial	53,000	1,825,320
Patriot National †	103,549	1,656,784
Pebblebrook Hotel Trust	58,653	2,515,041
Post Properties	35,000	1,902,950
PrivateBancorp	66,879	2,663,122
Sandy Spring Bancorp	85,000	2,378,300
SEI Investments	79,000	3,873,370
SVB Financial Group †	20,000	2,879,600
TriNet Group †	85,254	2,161,189
TrustCo Bank New York	400,000	2,812,000
United Community Banks	22,500	469,575
WisdomTree Investments	75,032	1,648,078

(continues)     NQ-OPTSG [6/15] 8/15 (15000) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Financials (continued)
World Acceptance †	11,000	$676,610
		70,600,320
Healthcare – 16.75%
Abaxis	17,000	875,160
Acadia Healthcare †	54,435	4,263,894
Achillion Pharmaceuticals †	85,829	760,445
Adeptus Health Class A †	15,927	1,512,906
Aerie Pharmaceuticals †	41,433	731,292
Agios Pharmaceuticals †	27,195	3,022,452
Akorn †	55,000	2,401,300
Align Technology †	14,000	877,940
Allscripts Healthcare Solutions †	95,300	1,303,704
Alnylam Pharmaceuticals †	9,784	1,172,808
Anacor Pharmaceuticals †	40,853	3,163,248
BioCryst Pharmaceuticals †	113,635	1,696,571
Bio-Techne	25,500	2,510,985
Cardiovascular Systems †	34,790	920,195
Celldex Therapeutics †	55,700	1,404,754
Cepheid †	89,639	5,481,425
DexCom †	62,691	5,014,026
Endologix †	116,196	1,782,447
Envision Healthcare Holdings †	101,499	4,007,181
HealthSouth	31,000	1,427,860
HeartWare International †	40,354	2,933,332
Insulet †	127,737	3,957,931
Intercept Pharmaceuticals †	4,000	965,520
Intersect ENT †	52,727	1,509,574
Ironwood Pharmaceuticals †	60,499	729,618
LDR Holding †	68,302	2,954,061
Lifepoint Health †	9,800	852,110
Mettler-Toledo International †	17,000	5,804,820
Novavax †	182,933	2,037,874
Otonomy †	43,079	990,386
Portola Pharmaceuticals †	67,812	3,088,837
PTC Therapeutics †	39,668	1,909,221
Regulus Therapeutics †	60,413	662,126
Relypsa †	44,728	1,480,050
Sarepta Therapeutics †	90,000	2,738,700
Seattle Genetics †	39,000	1,887,600
Sirona Dental Systems †	21,000	2,108,820
Teladoc †	1,900	36,100
TESARO †	45,087	2,650,665
Tetraphase Pharmaceuticals †	43,778	2,076,828
Ultragenyx Pharmaceutical †	57,337	5,870,735
VWR †	70,000	1,871,100
Wright Medical Group †	55,000	1,444,300
		94,890,901
Industrials – 19.53%
Acuity Brands	18,043	3,247,379
Advanced Drainage Systems	93,998	2,756,961
Advisory Board †	2,600	142,142
AECOM †	63,963	2,115,896
Altra Industrial Motion @	71,659	1,947,692
AMETEK	139,000	7,614,420
Applied Industrial Technologies	23,064	914,488
Astronics †	19,196	1,360,804
Avis Budget Group †	70,000	3,085,600
Belden	21,000	1,705,830
CAI International †	53,000	1,091,270
Cognex	69,079	3,322,700
DigitalGlobe †	85,801	2,384,410
Donaldson	207,000	7,410,600
ESCO Technologies	47,000	1,758,270
Forward Air	24,000	1,254,240
Generac Holdings †	173,956	6,914,751
Graphic Packaging Holding	196,970	2,743,792
HD Supply Holdings †	86,241	3,033,958
Heartland Express	86,000	1,739,780
HEICO Class A	120,000	6,092,400
Kennametal	30,000	1,023,600
Knoll	65,000	1,626,950
Landstar System	68,669	4,591,896
Masonite International †	66,265	4,645,839
Middleby †	26,000	2,917,980
Moog Class A †	42,000	2,968,560
Nordson	80,000	6,231,200
Oshkosh	55,000	2,330,900
PGT †	85,000	1,233,350
Rent-A-Center	73,426	2,081,627
RPX †	34,000	574,600
Rush Enterprises Class A †	57,000	1,493,970
SunPower †	69,410	1,971,938
Swift Transportation †	133,045	3,016,130
Teledyne Technologies †	5,580	588,746
Thermon Group Holdings @†	56,000	1,347,920
Toro	48,000	3,253,440
WageWorks †	38,488	1,556,840
Watts Water Technologies Class A	33,130	1,717,791
WESCO International †	20,000	1,372,800

2 NQ-OPTSG [6/15] 8/15 (15000)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
XPO Logistics †	32,291	$1,458,907
		110,642,367
Information Technology – 20.60%
Ambarella †	12,814	1,315,870
Amber Road †	158,533	1,112,902
Amphenol Class A	39,800	2,307,206
ANSYS †	45,000	4,105,800
Apigee †	76,124	755,911
Atmel	173,000	1,704,915
Audience	151,099	738,874
Bankrate †	200,000	2,098,000
Blue Nile †	19,000	577,410
Cadence Design Systems †	74,000	1,454,840
Cogent Communications Holdings	20,000	676,800
Constant Contact †	24,059	691,937
CoStar Group †	24,597	4,950,392
Cvent †	5,718	147,410
Demandware †	60,388	4,292,379
Entegris †	69,690	1,015,383
Envestnet †	32,560	1,316,401
ePlus †	7,400	567,210
ExlService Holdings †	80,000	2,766,400
F5 Networks †	21,000	2,527,350
Fair Isaac	14,400	1,307,232
Fleetmatics Group (Ireland) †	47,164	2,208,690
FLIR Systems	75,000	2,311,500
Heartland Payment Systems @	31,324	1,693,062
HubSpot †	72,716	3,605,259
inContact †	63,731	629,025
Infinera †	152,000	3,188,960
Inphi †	86,873	1,985,917
IPG Photonics †	41,000	3,492,175
Marketo †	55,400	1,554,524
MAXIMUS	39,163	2,574,184
Medidata Solutions †	41,000	2,227,120
Mellanox Technologies
(Israel) †	68,817	3,343,818
Nimble Storage †	59,264	1,662,948
Power Integrations	2,869	129,621
Rogers †	25,000	1,653,500
Shutterstock †	50,328	2,951,234
Solera Holdings	77,000	3,431,120
SPS Commerce †	48,455	3,188,339
SunEdison Semiconductor	70,477	1,217,138
Telogis @=	185,242	357,517
Textura †	100,000	2,783,000
Tyler Technologies †	26,919	3,482,780
Ultimate Software Group †	12,000	1,972,080
Veeva Systems Class A †	154,054	4,318,134
Verint Systems †	69,772	4,238,300
Virtusa †	143,236	7,362,330
WEX †	20,344	2,318,606
WNS Holdings ADR †	304,614	8,148,425
Zillow Group †	25,375	2,201,027
		116,660,955
Materials – 3.80%
Airgas	40,000	4,231,200
Caesarstone Sdot-Yam
(Israel)	31,443	2,155,103
Drew Industries	67,000	3,887,340
Headwaters †	272,285	4,961,033
KapStone Paper & Packaging	77,064	1,781,720
Platform Specialty Products †	176,489	4,514,589
		21,530,985
Telecommunication Services – 2.47%
Arista Networks †	37,131	3,035,088
Boingo Wireless †	135,000	1,115,100
CalAmp †	49,000	894,740
Ciena †	59,795	1,415,946
Gogo †	104,030	2,229,363
Lumos Networks	65,332	966,260
SBA Communications
Class A †	14,000	1,609,580
Vonage Holdings †	555,000	2,725,050
		13,991,127
Total Common Stock
(cost $437,190,191)		543,709,265

Convertible Preferred Stock – 0.74%
Cloudera@=	30,243	998,019
DocuSign
Series B @=	1,166	22,263
Series B-1 @=	349	6,663
Series D @=	838	16,000
Series E @=	21,664	413,633
MarkLogic@=	83,588	922,267
Telogis@=	252,269	1,120,074
Zuora=	209,844	717,534
Total Convertible Preferred
Stock (cost $3,079,101)		4,216,453

(continues)     NQ-OPTSG [6/15] 8/15 (15000) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock – 0.43%
DocuSign Series C @=	4,474	$85,423
Nutanix @=	40,185	755,076
Pure Storage =	36,123	627,818
Veracode Series 8 @=	30,584	937,705
Total Preferred Stock
(cost $1,756,589)		2,406,022

	Principal
	amount°
Short-Term Investments – 3.34%
Discount Notes – 1.74%¹
Federal Home Loan Bank
0.04% 7/21/15	365,193	365,191
0.05% 8/14/15	838,461	838,430
0.055% 7/31/15	893,044	893,037
0.065% 8/5/15	541,620	541,605
0.065% 9/2/15	1,460,774	1,460,644
0.07% 8/11/15	1,328,610	1,328,565
0.08% 7/17/15	602,373	602,371
0.08% 7/22/15	803,164	803,160
0.095% 7/14/15	305,755	305,753
0.10% 10/23/15	1,460,774	1,460,362
Freddie Mac 0.075%
10/1/15	1,259,582	1,259,296
		9,858,414
Repurchase Agreements – 1.60%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$2,515,386 (collateralized
by U.S. government
obligations
0.125%–0.625%
4/15/17–6/30/17;
market value $2,565,692)	2,515,383	2,515,383
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$4,192,313 (collateralized
by U.S. government
obligations 0.25%–8.00%
1/31/16–8/15/23;
market value $4,276,151)	4,192,305	4,192,305
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$2,354,923 (collateralized
by U.S. government
obligations
0.00%–6.375%
8/15/19–11/15/44;
market value $2,402,018)	2,354,918	2,354,918
		9,062,606
Total Short-Term
Investments
(cost $18,920,778)		18,921,020

Total Value of
Securities – 100.50%
(cost $460,946,659)		569,252,760
Liabilities Net of
Receivables and Other
Assets – (0.50%)		(2,833,048)
Net Assets – 100.00%		$566,419,712
____________________

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $10,623,314, which represents 1.88% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2015,the aggregate value of fair valued securities was $6,979,992, which represents 1.23% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

4 NQ-OPTSG [6/15] 8/15 (15000)

Notes

Optimum Small-Mid Cap Growth Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2.Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSG [6/15] 8/15 (15000) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$87,052,097	$—	$—	$87,052,097
Consumer Staples	10,466,799	—	—	10,466,799
Energy	17,873,714	—	—	17,873,714
Financials	70,600,320	—	—	70,600,320
Healthcare	94,890,901	—	—	94,890,901
Industrials	110,642,367	—	—	110,642,367
Information Technology	116,303,438	—	357,517	116,660,955
Materials	21,530,985	—	—	21,530,985
Telecommunication Services	13,991,127	—	—	13,991,127
Convertible Preferred Stock	—	—	4,216,453	4,216,453
Preferred Stock	—	—	2,406,022	2,406,022
Short-Term Investments	—	18,921,020	—	18,921,020
Total	$543,351,748	$18,921,020	$6,979,992	$569,252,760

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

		Convertible
	Common	Preferred	Preferred
	Stock	Stock	Stock	Total
Beginning balance March 31, 2015	$133,374	$3,253,507	$3,008,128	$6,395,009
Purchases	—	970,808	85,423	1,056,231
Sales	—	—	(744,963)	(744,963)
Net change in unrealized
appreciation (depreciation)	224,143	(7,862)	57,434	273,715
Ending balance June 30, 2015	$357,517	$4,216,453	$2,406,022	$6,979,992
Net change in unrealized appreciation
(depreciation) from investments still
held at the end of the period	$224,143	$(7,861)	$205,914	$422,196

6 NQ-OPTSG [6/15] 8/15 (15000)

(Unaudited)

Sensitivity Analysis

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund was as follows:

Unobservable
Fair Value at June 30, 2015	Valuation Techniques	Input	Range (Weighted Average)
Common stock $357,517	Broker quote	Market pricing of securities	N/A
Convertible Preferred stock $4,216,453	Broker quote	Market pricing of securities	N/A
Preferred stock $2,406,022	Broker quote	Unlisted	N/A

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSG [6/15] 8/15 (15000) 7

Schedule of investments

Optimum Small-Mid Cap Value Fund
June 30, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 89.55%
Consumer Discretionary – 10.41%
AMC Networks Class A †	65,200	$5,336,620
Ascena Retail Group †	244,000	4,063,820
bebe stores	1,092,855	2,185,710
Callaway Golf	422,910	3,780,815
China Automotive Systems (China) †	179,438	1,510,868
Christopher & Banks †	624,160	2,502,882
Crocs †	263,800	3,880,498
Dick’s Sporting Goods	54,500	2,821,465
Express †	163,400	2,959,174
Finish Line Class A	59,000	1,641,380
Fossil Group †	26,000	1,803,360
Hooker Furniture	143,694	3,608,156
Meredith	45,300	2,362,395
Pier 1 Imports	253,000	3,195,390
Rent-A-Center	95,400	2,704,590
Spartan Motors	797,538	3,652,724
Staples	106,000	1,622,860
Time	165,900	3,817,359
Winnebago Industries	71,143	1,678,263
		55,128,329
Consumer Staples – 1.18%
Darling Ingredients †	115,100	1,687,366
Dean Foods	283,600	4,585,812
		6,273,178
Energy – 4.48%
Bonanza Creek Energy †	57,600	1,051,200
CONSOL Energy	140,000	3,043,600
Frank’s International (Netherlands)	113,000	2,128,920
Gulf Island Fabrication	91,127	1,017,889
Hallador Energy	374,549	3,123,739
McDermott International †	60,500	323,070
Memorial Resource
Development †	95,300	1,807,841
Newpark Resources †	293,403	2,385,366
Oil States International †	47,000	1,749,810
PDC Energy †	35,900	1,925,676
RSP Permian †	89,600	2,518,656
VAALCO Energy †	246,798	528,148
Warren Resources †	403,457	185,590
Weatherford International
(Switzerland) †	158,000	1,938,660
		23,728,165
Financials – 8.54%
Alexandria Real Estate Equities	43,192	3,777,572
BankUnited	107,800	3,873,254
Cedar Realty Trust	566,776	3,627,366
CIT Group	82,800	3,849,372
Comerica	30,100	1,544,732
Dime Community Bancshares	241,303	4,087,673
East West Bancorp	42,900	1,922,778
First Financial Bancorp @	125,100	2,244,294
Hallmark Financial Services †	347,326	3,952,570
Inland Real Estate	143,200	1,348,944
Potlatch	48,903	1,727,254
PrivateBancorp	95,400	3,798,828
SVB Financial Group †	28,600	4,117,828
Wintrust Financial	64,900	3,464,362
XL Group (Ireland)	51,000	1,897,200
		45,234,027
Healthcare – 5.07%
CONMED	34,700	2,021,969
Haemonetics †	91,900	3,800,984
Halyard Health †	94,200	3,815,100
Integra Lifesciences Holdings †	35,200	2,371,424
MEDNAX †	50,800	3,764,788
Myriad Genetics †	115,400	3,922,446
Premier Class A †	80,800	3,107,568
Teleflex	30,000	4,063,500
		26,867,779
Industrials – 26.68%
ACCO Brands †	790,305	6,140,670
Advanced Energy Industries †	158,553	4,358,622
Aegion †	101,900	1,929,986
AMETEK	52,875	2,896,493
Apogee Enterprises	57,800	3,042,592
Avery Dennison	93,500	5,697,890
B/E Aerospace	33,400	1,833,660
Beacon Roofing Supply †	115,079	3,822,924
Boise Cascade †	93,700	3,436,916
Brady Class A	89,500	2,214,230
Carlisle	30,800	3,083,696
Colfax †	10,000	461,500
Crane	42,800	2,513,644
Diana Shipping (Greece) †	571,975	4,032,424
Dover	79,700	5,593,346
Dynamic Materials	90,000	990,000
Encore Wire	72,497	3,210,892
Energizer Holdings	21,400	2,815,170
Ennis	179,949	3,345,252

(continues)     NQ-OPTSV [6/15] 8/15 (14999) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
FreightCar America	172,172	$3,594,951
Graham	134,242	2,750,619
Granite Construction	114,140	4,053,111
Harsco	174,000	2,871,000
Herman Miller	128,800	3,726,184
Hubbell Class B	10,900	1,180,252
Joy Global	47,500	1,719,500
KBR	96,000	1,870,080
Kennametal	99,000	3,377,880
KLX †	72,500	3,199,425
Knoll	162,824	4,075,485
Landstar System	22,400	1,497,888
MasTec †	50,000	993,500
McGrath RentCorp	103,549	3,150,996
MRC Global †	110,000	1,698,400
Oshkosh	35,400	1,500,252
PerkinElmer	36,600	1,926,624
Precision Castparts	13,200	2,638,284
RPX †	221,793	3,748,302
Rush Enterprises Class A †	58,300	1,528,043
STAG Industrial	69,700	1,394,000
Stanley Black & Decker	52,500	5,525,100
Timken	52,000	1,901,640
Trex †	36,200	1,789,366
TrueBlue †	204,100	6,102,590
Tyco International	15,400	592,592
Watts Water Technologies Class A	67,901	3,520,667
WESCO International †	59,800	4,104,672
Woodward	70,500	3,876,795
		141,328,105
Information Technology – 18.01%
Amdocs	85,600	4,672,904
AVG Technologies (Netherlands) †	209,200	5,692,332
Brocade Communications Systems	234,100	2,781,108
Brooks Automation	145,500	1,665,975
Cardtronics †	130,000	4,816,500
Checkpoint Systems	93,600	952,848
Diebold	23,500	822,500
Equifax	38,997	3,786,219
Fairchild Semiconductor International †	236,500	4,110,370
Flextronics International †	562,000	6,356,220
IAC/InterActiveCorp	52,200	4,158,252
Infineon Technologies (Germany)	100,000	1,240,383
Ingram Micro Class A †	184,500	4,618,035
j2 Global @	61,200	4,157,928
Jabil Circuit	191,000	4,066,390
KEMET †	270,000	777,600
Mercury Systems †	268,640	3,932,890
Methode Electronics	68,735	1,886,776
ON Semiconductor †	388,600	4,542,734
Pitney Bowes	230,000	4,786,300
Plexus †	118,302	5,191,092
Rudolph Technologies †	278,342	3,342,887
ScanSource †	99,836	3,799,758
Synaptics †	35,975	3,120,292
Teradyne	192,100	3,705,609
Trimble Navigation †	133,000	3,120,180
Unisys †	138,287	2,764,357
Xcerra †	70,300	532,171
		95,400,610
Materials – 13.05%
Albemarle	45,462	2,512,685
Allegheny Technologies	115,000	3,473,000
Ashland	15,100	1,840,690
Cabot	44,000	1,640,760
Carpenter Technology	72,000	2,784,960
Deltic Timber	57,516	3,890,382
Eastman Chemical	61,600	5,040,112
Fuller (H.B.) @	81,000	3,290,220
Intrepid Potash †	262,400	3,133,056
KMG Chemicals	176,492	4,489,956
Landec †	317,757	4,585,234
MeadWestvaco	41,000	1,934,790
Minerals Technologies	73,800	5,027,994
Olympic Steel	74,216	1,294,327
Owens-Illinois †	97,000	2,225,180
PolyOne	212,800	8,335,376
Rock-Tenn Class A	27,200	1,637,440
Ryerson Holding @†	117,000	1,064,700
Sealed Air	54,000	2,774,520
Sonoco Products	77,600	3,325,936
Stillwater Mining †	297,056	3,442,879
Xerium Technologies †	77,500	1,410,500
		69,154,697
Telecommunication Services – 1.57%
ARRIS Group †	137,500	4,207,500
Vonage Holdings †	836,917	4,109,262
		8,316,762

2 NQ-OPTSV [6/15] 8/15 (14999)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Utilities – 0.56%
Questar	142,900	$2,988,039
		2,988,039
Total Common Stock
(cost $395,203,801)		474,419,691

U.S. Master Limited Partnership – 0.34%
Boardwalk Pipeline Partners	123,000	1,785,960
Total U.S. Master Limited
Partnership
(cost $1,691,442)		1,785,960

	Principal
	amount°
Short-Term Investments – 10.53%
Discount Notes – 6.40%≠
Federal Home Loan Bank
0.04% 7/21/15	1,148,935	1,148,928
0.05% 8/14/15	2,025,653	2,025,578
0.055% 7/31/15	1,914,956	1,914,941
0.065% 8/5/15	1,161,398	1,161,364
0.065% 9/2/15	5,315,189	5,314,716
0.07% 8/11/15	2,840,671	2,840,575
0.08% 7/17/15	3,443,796	3,443,783
0.08% 7/22/15	4,591,728	4,591,701
0.095% 7/14/15	2,715,471	2,715,460
0.10% 10/23/15	5,288,660	5,287,169
Freddie Mac
0.075% 10/1/15	3,459,528	3,458,742
		33,902,957
Repurchase Agreements – 4.13%
Bank of America Merrill Lynch
0.05%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$6,076,966 (collateralized
by U.S. government
obligations
0.125%-0.625%
4/15/17-6/30/17;
market value $6,198,500)	6,076,958	6,076,958
Bank of Montreal
0.07%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$10,128,283
(collateralized by U.S.
government obligations
0.25%-8.00%
1/31/16-8/15/23;
market value $10,330,828)	10,128,263	10,128,263
BNP Paribas
0.08%, dated 6/30/15, to
be repurchased on 7/1/15,
repurchase price
$5,689,301 (collateralized
by U.S. government
obligations
0.00%-6.375%
8/15/19-11/15/44;
market value $5,803,077)	5,689,288	5,689,288
		21,894,509
Total Short-Term
Investments
(cost $55,796,588)		55,797,466

Total Value of
Securities – 100.42%
(cost $452,691,831)		532,003,117
Liabilities Net of
Receivables and Other
Assets – (0.42%)		(2,242,337)
Net Assets – 100.00%		$529,760,780
____________________

@	Illiquid security. At June 30, 2015, the aggregate value of illiquid securities was $10,757,142, which represents 2.03% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-OPTSV [6/15] 8/15 (14999) 3

Notes

Optimum Small-Mid Cap Value Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTSV [6/15] 8/15 (14999)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Total
Common Stock	$474,419,691	$—	$474,419,691
U.S. Master Limited Partnership	1,785,960	—	1,785,960
Short-Term Investments	—	55,797,466	55,797,466
Total	$476,205,651	$55,797,466	$532,003,117

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSV [6/15] 8/15 (14999) 5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: